UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06110

Western Asset Funds, Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: June 30, 2016

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	June 30, 2016

WESTERN ASSET

CORE PLUS BOND

FUND

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to maximize total return, consistent with prudent investment management and liquidity needs, by investing to obtain an average effective duration which is expected to range within 30% of the average duration of the domestic bond market as a whole.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Core Plus Bond Fund for the six-month reporting period ended June 30, 2016. Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 29, 2016

II	Western Asset Core Plus Bond Fund

Investment commentary

Economic review

The pace of U.S. economic activity fluctuated during the six months ended June 30, 2016 (the “reporting period”). Looking back, the U.S. Department of Commerce’s revised figures showed that fourth quarter 2015 U.S. gross domestic product (“GDP”)i growth was 0.9%. First quarter 2016 GDP growth then decelerated to 0.8%. The U.S. Department of Commerce’s initial reading for second quarter 2016 GDP growth — released after the reporting period ended — was 1.2%. The improvement in GDP growth in the second quarter reflected an acceleration in personal consumption expenditures (“PCE”), an upturn in exports and smaller decreases in nonresidential fixed investment and in federal government spending.

While there was a pocket of weakness in May 2016, job growth in the U.S. was solid overall and a tailwind for the economy during the reporting period. When the period ended in June 2016, unemployment was 4.9%, as reported by the U.S. Department of Labor. The percentage of longer-term unemployed also declined over the period. In June 2016, 25.8% of Americans looking for a job had been out of work for more than six months, versus 26.9% when the period began.

Western Asset Core Plus Bond Fund	III

Investment commentary (cont’d)

Market review

Q. How did the Federal Reserve Board (the “Fed”)ii respond to the economic environment?

A. Looking back, after an extended period of maintaining the federal funds rateiii at a historically low range between zero and 0.25%, the Fed increased the rate at its meeting on December 16, 2015. This marked the first rate hike since 2006. In particular, the U.S. central bank raised the federal funds rate to a range between 0.25% and 0.50%. In its official statement after the December 2015 meeting, the Fed said, “The stance of monetary policy remains accommodative after this increase, thereby supporting further improvement in labor market conditions and a return to 2 percent inflation….The Committee expects that economic conditions will evolve in a manner that will warrant only gradual increases in the federal funds rate; the federal funds rate is likely to remain, for some time, below levels that are expected to prevail in the longer run.” At its meetings that concluded on January 27, 2016, March 16, 2016, April 27, 2016, June 15, 2016 and July 27, 2016 (after the reporting period ended), the Fed kept rates on hold.

Q. Did Treasury yields trend higher or lower during the six months ended June 30, 2016?

A. Both short- and long-term Treasury yields moved sharply lower during the six months ended June 30, 2016. Two-year Treasury yields fell from a peak of 1.06% at the beginning of the period to a low of 0.58% at the end of the period. Ten-year Treasury yields began the reporting period at a peak of 2.27% and ended the period at 1.49%. Their low of 1.46% occurred on June 27 and June 28, 2016.

Q. What factors impacted the spread sectors (non-Treasuries) during the reporting period?

A. The spread sectors generally posted positive results during the reporting period. Performance fluctuated with investor sentiment given signs of moderating global growth, shifting expectations for future Fed monetary policy, the U.K. referendum to leave the European Union (“Brexit”) and several geopolitical issues. The broad U.S. bond market, as measured by the Barclays U.S. Aggregate Indexiv, gained 5.31% during the six months ended June 30, 2016. Higher risk segments of the market generated the best returns during the reporting period.

Q. How did the high-yield bond market perform over the six months ended June 30, 2016?

A. The U.S. high-yield bond market, as measured by the Barclays U.S. Corporate High Yield — 2% Issuer Cap Indexv, gained 9.06% for the six months ended June 30, 2016. The high-yield market was weak during the first month of the reporting period, due to falling oil prices and poor investor demand. After stabilizing in February 2016, the high-yield market rallied sharply over the last four months of the reporting period. This turnaround occurred as oil prices rebounded and the Fed reduced its expectations for rate hikes in 2016.

Performance review

For the six months ended June 30, 2016, Class I shares of Western Asset Core Plus Bond Fund returned 5.60%. The Fund’s unmanaged benchmark, the Barclays U.S. Aggregate Index, returned 5.31% for the same period. The Lipper Core Plus Debt Funds Category Average1 returned 5.23% over the same time frame.

IV	Western Asset Core Plus Bond Fund

Performance Snapshot as of June 30, 2016 (unaudited)
(excluding sales charges)	6 months
Western Asset Core Plus Bond Fund:
Class A	5.43%
Class C	5.05%
Class C1	5.12%
Class FI	5.31%
Class R	5.28%
Class I	5.60%
Class IS	5.62%
Barclays U.S. Aggregate Index	5.31%
Lipper Core Plus Debt Funds Category Average[1]	5.23%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/mutualfunds.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The 30-Day SEC Yields for the period ended June 30, 2016 for Class A, Class C, Class C1, Class FI, Class R, Class I and Class IS shares were 2.54%, 1.96%, 2.26%, 2.63%, 2.38%, 3.01% and 3.03%, respectively. Absent fee waivers and/or expense reimbursements, the 30-Day SEC Yield for Class I shares would have been 2.94%. The 30-Day SEC Yield is subject to change and is based on the yield to maturity of the Fund’s investments over a 30-day period and not on the dividends paid by the Fund, which may differ.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated May 1, 2016, the gross total annual operating expense ratios for Class A, Class C, Class C1, Class FI, Class R, Class I and Class IS shares were 0.89%, 1.52%, 1.20%, 0.84%, 1.12%, 0.52% and 0.42%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and deferred organizational expenses, to average net assets will not exceed 0.82% for Class A shares, 1.65% for Class C shares, 1.51% for Class C1 shares, 0.85% for Class FI shares, 1.15% for Class R shares, 0.45% for Class I shares and 0.45% for Class IS shares. In addition, the ratio of total annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2016, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 211 funds in the Fund’s Lipper category, and excluding sales charges.

Western Asset Core Plus Bond Fund	V

Investment commentary (cont’d)

terminated prior to December 31, 2017 without the Board of Directors’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 29, 2016

RISKS: Bonds are subject to a variety of risks, including interest rate, credit and inflation risks. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. The Fund may invest in high-yield bonds (commonly known as “junk bonds”), which are rated below investment grade and carry more risk than higher rated securities. Investments in asset-backed and mortgage-backed securities involve additional risks, including prepayment and extension risks. Non-U.S. investments are subject to currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. The Fund may use derivatives, such as options, futures and swaps, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for a more complete discussion of these and other risks, and the Fund’s investment strategies.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Federal Reserve Board (the “Fed”) is responsible for the formulation of U.S. policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iii

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Fed) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

iv

The Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

[v]

The Barclays U.S. Corporate High Yield — 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Barclays U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market.

VI	Western Asset Core Plus Bond Fund

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Fund’s investments as of June 30, 2016 and December 31, 2015 and does not include derivatives such as futures contracts, written options, forward foreign currency contracts and swap contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.
‡	Represents less than 0.1%.

Western Asset Core Plus Bond Fund 2016 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs including front-end and back-end sales charges (loads) on purchase payments, and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2016 and held for the six months ended June 30, 2016.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	5.43%	$1,000.00	$1,054.30	0.79%	$4.04	Class A	5.00%	$1,000.00	$1,020.93	0.79%	$3.97
Class C	5.05	1,000.00	1,050.50	1.50	7.65	Class C	5.00	1,000.00	1,017.40	1.50	7.52
Class C1	5.12	1,000.00	1,051.20	1.21	6.17	Class C1	5.00	1,000.00	1,018.85	1.21	6.07
Class FI	5.31	1,000.00	1,053.10	0.83	4.24	Class FI	5.00	1,000.00	1,020.74	0.83	4.17
Class R	5.28	1,000.00	1,052.80	1.08	5.51	Class R	5.00	1,000.00	1,019.49	1.08	5.42
Class I	5.60	1,000.00	1,056.00	0.45	2.30	Class I	5.00	1,000.00	1,022.63	0.45	2.26
Class IS	5.62	1,000.00	1,056.20	0.42	2.15	Class IS	5.00	1,000.00	1,022.77	0.42	2.11

2	Western Asset Core Plus Bond Fund 2016 Semi-Annual Report

[1]	For the six months ended June 30, 2016.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C and Class C1 shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 366.

Western Asset Core Plus Bond Fund 2016 Semi-Annual Report	3

Spread duration (unaudited)

Economic exposure — June 30, 2016

Spread duration measures the sensitivity to changes in spreads. The spread over Treasuries is the annual risk premium demanded by investors to hold non-Treasury securities. Spread duration is quantified as the % change in price resulting from a 100 basis points change in spreads. For a security with positive spread duration, an increase in spreads would result in a price decline and a decline in spreads would result in a price increase. This chart highlights the market sector exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

ABS	— Asset-Backed Securities
Benchmark	— Barclays U.S. Aggregate Index
EM	— Emerging Markets
HY	— High Yield
IG Credit	— Investment Grade Credit
MBS	— Mortgage-Backed Securities
WA Core Plus	— Western Asset Core Plus Bond Fund

4	Western Asset Core Plus Bond Fund 2016 Semi-Annual Report

Effective duration (unaudited)

Interest rate exposure — June 30, 2016

Effective duration measures the sensitivity to changes in relevant interest rates. Effective duration is quantified as the % change in price resulting from a 100 basis points change in interest rates. For a security with positive effective duration, an increase in interest rates would result in a price decline and a decline in interest rates would result in a price increase. This chart highlights the interest rate exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

ABS	— Asset-Backed Securities
Benchmark	— Barclays U.S. Aggregate Index
EM	— Emerging Markets
HY	— High Yield
IG Credit	— Investment Grade Credit
MBS	— Mortgage-Backed Securities
WA Core Plus	— Western Asset Core Plus Bond Fund

Western Asset Core Plus Bond Fund 2016 Semi-Annual Report	5

Schedule of investments (unaudited)

June 30, 2016

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Corporate Bonds & Notes — 29.8%
Consumer Discretionary — 2.7%
Auto Components — 0.1%
American Axle & Manufacturing Inc., Senior Notes	6.625%	10/15/22	800,000	$856,000
Goodyear Tire & Rubber Co., Senior Bonds	5.125%	11/15/23	5,890,000	6,081,425
Goodyear Tire & Rubber Co., Senior Notes	5.000%	5/31/26	5,520,000	5,623,500
Total Auto Components				12,560,925
Automobiles — 0.6%
Daimler Finance NA LLC, Senior Notes	2.625%	9/15/16	10,450,000	10,484,381	(a)
Ford Motor Co., Senior Notes	4.750%	1/15/43	27,160,000	28,748,398
Ford Motor Credit Co., LLC, Senior Notes	8.125%	1/15/20	1,550,000	1,848,646
Ford Motor Credit Co., LLC, Senior Notes	3.200%	1/15/21	19,560,000	20,148,443
Ford Motor Credit Co., LLC, Senior Notes	5.750%	2/1/21	4,010,000	4,558,267
Ford Motor Credit Co., LLC, Senior Notes	5.875%	8/2/21	12,560,000	14,405,190
Ford Motor Credit Co., LLC, Senior Notes	3.664%	9/8/24	3,850,000	3,987,137
General Motors Co., Senior Notes	6.250%	10/2/43	3,640,000	4,043,505
General Motors Financial Co. Inc., Senior Notes	3.250%	5/15/18	890,000	908,448
General Motors Financial Co. Inc., Senior Notes	4.375%	9/25/21	3,650,000	3,851,659
General Motors Financial Co. Inc., Senior Notes	3.450%	4/10/22	1,760,000	1,758,758
General Motors Financial Co. Inc., Senior Notes	4.250%	5/15/23	920,000	945,896
Hyundai Capital America, Senior Notes	2.125%	10/2/17	3,670,000	3,693,308	(a)
Total Automobiles				99,382,036
Hotels, Restaurants & Leisure — 0.2%
1011778 BC ULC/New Red Finance Inc., Secured Notes	6.000%	4/1/22	6,340,000	6,575,785	(a)
GLP Capital LP/GLP Financing II Inc., Senior Notes	5.375%	4/15/26	2,310,000	2,379,300
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Senior Notes	5.625%	10/15/21	15,450,000	15,990,750
McDonald’s Corp., Medium-Term Notes	5.350%	3/1/18	310,000	331,510
McDonald’s Corp., Senior Notes	3.700%	1/30/26	10,820,000	11,690,404
NCL Corp. Ltd., Senior Bonds	4.625%	11/15/20	7,970,000	7,955,016	(a)
Total Hotels, Restaurants & Leisure				44,922,765
Household Durables — 0.1%
Newell Brands Inc., Senior Notes	3.150%	4/1/21	3,760,000	3,917,100
Newell Brands Inc., Senior Notes	3.850%	4/1/23	10,110,000	10,723,364
Newell Brands Inc., Senior Notes	4.200%	4/1/26	7,110,000	7,707,603
Total Household Durables				22,348,067
Internet & Catalog Retail — 0.1%
Amazon.com Inc., Senior Notes	4.950%	12/5/44	10,095,000	12,287,705
Netflix Inc., Senior Bonds	5.500%	2/15/22	490,000	510,825

See Notes to Financial Statements.

6	Western Asset Core Plus Bond Fund 2016 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Internet & Catalog Retail — continued
Netflix Inc., Senior Bonds	5.875%	2/15/25	2,670,000	$2,800,162
QVC Inc., Senior Secured Notes	5.950%	3/15/43	500,000	462,528
Total Internet & Catalog Retail				16,061,220
Media — 1.5%
21st Century Fox America Inc., Senior Debentures	6.750%	1/9/38	200,000	253,577
21st Century Fox America Inc., Senior Notes	4.500%	2/15/21	8,000	8,932
21st Century Fox America Inc., Senior Notes	6.200%	12/15/34	260,000	325,995
21st Century Fox America Inc., Senior Notes	6.650%	11/15/37	1,350,000	1,770,386
21st Century Fox America Inc., Senior Notes	6.900%	8/15/39	120,000	160,525
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.875%	4/1/24	1,680,000	1,743,000	(a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	2,280,000	2,492,729	(a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.384%	10/23/35	2,540,000	3,007,830	(a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	15,820,000	18,889,412	(a)
Comcast Cable Communications Holdings Inc., Senior Notes	9.455%	11/15/22	3,150,000	4,492,382
Comcast Cable Communications LLC, Notes	8.875%	5/1/17	109,000	116,093
Comcast Corp., Notes	5.875%	2/15/18	65,000	70,004
Comcast Corp., Senior Notes	6.300%	11/15/17	1,210,000	1,298,493
Comcast Corp., Senior Notes	3.375%	2/15/25	900,000	970,331
Comcast Corp., Senior Notes	3.375%	8/15/25	4,970,000	5,370,259
Comcast Corp., Senior Notes	4.250%	1/15/33	1,710,000	1,886,754
Comcast Corp., Senior Notes	4.200%	8/15/34	244,000	268,658
Comcast Corp., Senior Notes	5.650%	6/15/35	60,000	78,116
Comcast Corp., Senior Notes	6.500%	11/15/35	2,250,000	3,127,817
Comcast Corp., Senior Notes	6.950%	8/15/37	2,520,000	3,624,655
Comcast Corp., Senior Notes	6.550%	7/1/39	3,690,000	5,132,679
Comcast Corp., Senior Notes	6.400%	3/1/40	7,240,000	10,110,892
COX Communications Inc., Senior Notes	4.700%	12/15/42	120,000	106,596	(a)
DISH DBS Corp., Senior Notes	6.750%	6/1/21	4,280,000	4,435,150
DISH DBS Corp., Senior Notes	5.875%	7/15/22	3,335,000	3,243,287
DISH DBS Corp., Senior Notes	5.875%	11/15/24	17,079,000	15,883,470
NBCUniversal Enterprise Inc., Senior Notes	1.974%	4/15/19	22,040,000	22,532,131	(a)
NBCUniversal Media LLC, Senior Notes	4.375%	4/1/21	11,230,000	12,583,979
SFR Group SA, Senior Secured Bonds	6.000%	5/15/22	11,150,000	10,843,375	(a)
SFR Group SA, Senior Secured Bonds	6.250%	5/15/24	3,030,000	2,897,437	(a)
SFR Group SA, Senior Secured Notes	7.375%	5/1/26	9,160,000	9,056,950	(a)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2016 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

June 30, 2016

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Media — continued
Time Warner Cable Inc., Debentures	7.300%	7/1/38	1,150,000	$1,440,081
Time Warner Cable Inc., Senior Bonds	6.550%	5/1/37	1,499,000	1,746,656
Time Warner Cable Inc., Senior Notes	8.250%	4/1/19	18,120,000	21,040,962
Time Warner Cable Inc., Senior Notes	4.125%	2/15/21	8,351,000	8,840,694
Time Warner Cable Inc., Senior Notes	6.750%	6/15/39	3,295,000	3,871,276
Time Warner Cable Inc., Senior Notes	5.875%	11/15/40	4,235,000	4,611,860
Time Warner Cable Inc., Senior Notes	5.500%	9/1/41	4,660,000	4,894,789
Time Warner Entertainment Co., LP, Senior Notes	8.375%	7/15/33	2,060,000	2,791,129
Time Warner Inc., Senior Debentures	7.700%	5/1/32	24,871,000	34,723,075
Time Warner Inc., Senior Notes	4.700%	1/15/21	20,000	22,308
Time Warner Inc., Senior Notes	4.750%	3/29/21	9,220,000	10,357,453
Time Warner Inc., Senior Notes	6.250%	3/29/41	970,000	1,220,703
UBM PLC, Notes	5.750%	11/3/20	6,060,000	6,557,356	(a)
Univision Communications Inc., Senior Secured Notes	6.750%	9/15/22	11,788,000	12,436,340	(a)
Viacom Inc., Senior Notes	4.250%	9/1/23	2,512,000	2,609,780
Viacom Inc., Senior Notes	3.875%	4/1/24	1,720,000	1,747,002
Virgin Media Finance PLC, Senior Notes	6.375%	4/15/23	2,000,000	2,000,000	(a)
Virgin Media Secured Finance PLC, Senior Secured Notes	5.375%	4/15/21	3,402,000	3,461,535	(a)
Total Media				271,154,893
Multiline Retail — 0.1%
Dollar Tree Inc., Senior Notes	5.750%	3/1/23	11,350,000	12,059,375	(a)
Total Consumer Discretionary				478,489,281
Consumer Staples — 3.5%
Beverages — 1.7%
Anheuser-Busch InBev Finance Inc., Senior Notes	2.650%	2/1/21	10,600,000	10,992,359
Anheuser-Busch InBev Finance Inc., Senior Notes	3.300%	2/1/23	18,040,000	19,008,207
Anheuser-Busch InBev Finance Inc., Senior Notes	3.650%	2/1/26	81,890,000	87,724,335
Anheuser-Busch InBev Finance Inc., Senior Notes	4.900%	2/1/46	61,760,000	72,372,962
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.375%	1/15/20	12,580,000	14,121,755
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.000%	4/15/20	4,730,000	5,292,241
Anheuser-Busch InBev Worldwide Inc., Senior Notes	2.500%	7/15/22	26,650,000	27,112,617
Constellation Brands Inc., Senior Notes	6.000%	5/1/22	2,800,000	3,129,000
Constellation Brands Inc., Senior Notes	4.250%	5/1/23	1,935,000	2,012,400
Diageo Capital PLC, Senior Bonds	4.828%	7/15/20	620,000	697,444
Diageo Investment Corp., Senior Notes	2.875%	5/11/22	15,570,000	16,360,722
Molson Coors Brewing Co., Senior Notes	3.500%	5/1/22	1,370,000	1,453,618
PepsiCo Inc., Senior Notes	7.900%	11/1/18	109,000	126,070
PepsiCo Inc., Senior Notes	4.000%	3/5/42	4,980,000	5,349,277

See Notes to Financial Statements.

8	Western Asset Core Plus Bond Fund 2016 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Beverages — continued
Pernod-Ricard SA, Senior Notes	2.950%	1/15/17	2,110,000	$2,127,479	(a)
Pernod-Ricard SA, Senior Notes	4.450%	1/15/22	24,905,000	27,440,404	(a)
Pernod-Ricard SA, Senior Notes	5.500%	1/15/42	4,170,000	4,972,216	(a)
Total Beverages				300,293,106
Food & Staples Retailing — 0.6%
CVS Health Corp., Senior Notes	2.750%	12/1/22	16,440,000	16,961,444
CVS Health Corp., Senior Notes	3.875%	7/20/25	5,842,000	6,426,066
CVS Health Corp., Senior Notes	5.125%	7/20/45	23,790,000	29,513,303
CVS Pass-Through Trust, Secured Notes	5.298%	1/11/27	358,084	390,562	(a)
CVS Pass-Through Trust, Secured Notes	5.880%	1/10/28	4,152,353	4,680,328
CVS Pass-Through Trust, Secured Notes	6.036%	12/10/28	10,934,772	12,408,440
CVS Pass-Through Trust, Secured Notes	6.943%	1/10/30	2,518,046	3,027,188
Kroger Co., Senior Notes	6.400%	8/15/17	1,270,000	1,343,708
Kroger Co., Senior Notes	6.900%	4/15/38	2,900,000	4,038,053
Kroger Co., Senior Notes	5.150%	8/1/43	780,000	930,872
Wal-Mart Stores Inc., Notes	6.200%	4/15/38	2,260,000	3,198,406
Wal-Mart Stores Inc., Senior Notes	4.250%	4/15/21	360,000	408,017
Walgreens Boots Alliance Inc., Senior Notes	3.450%	6/1/26	13,390,000	13,745,371
Total Food & Staples Retailing				97,071,758
Food Products — 0.4%
Kraft Heinz Foods Co., Secured Notes	4.875%	2/15/25	2,963,000	3,249,528	(a)
Kraft Heinz Foods Co., Senior Notes	5.375%	2/10/20	9,526,000	10,732,078
Kraft Heinz Foods Co., Senior Notes	3.500%	6/6/22	9,430,000	10,028,975
Kraft Heinz Foods Co., Senior Notes	3.950%	7/15/25	5,630,000	6,121,375	(a)
Kraft Heinz Foods Co., Senior Notes	5.000%	7/15/35	6,680,000	7,661,432	(a)
Kraft Heinz Foods Co., Senior Notes	5.200%	7/15/45	3,930,000	4,653,741	(a)
Mondelez International Inc., Senior Notes	4.000%	2/1/24	15,275,000	16,705,748
Tyson Foods Inc., Senior Bonds	5.150%	8/15/44	2,250,000	2,594,520
WM Wrigley Jr. Co., Senior Notes	2.400%	10/21/18	2,090,000	2,131,480	(a)
WM Wrigley Jr. Co., Senior Notes	2.900%	10/21/19	7,490,000	7,783,458	(a)
WM Wrigley Jr. Co., Senior Notes	3.375%	10/21/20	690,000	735,960	(a)
Total Food Products				72,398,295
Household Products — 0.0%
Spectrum Brands Inc., Senior Notes	5.750%	7/15/25	7,400,000	7,705,250
Tobacco — 0.8%
Altria Group Inc., Senior Notes	9.250%	8/6/19	11,710,000	14,436,416
Altria Group Inc., Senior Notes	4.750%	5/5/21	13,410,000	15,295,835
Altria Group Inc., Senior Notes	2.850%	8/9/22	15,620,000	16,360,825

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2016 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

June 30, 2016

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Tobacco — continued
Altria Group Inc., Senior Notes	9.950%	11/10/38	490,000	$881,483
Altria Group Inc., Senior Notes	10.200%	2/6/39	1,230,000	2,279,413
Altria Group Inc., Senior Notes	5.375%	1/31/44	10,890,000	13,962,080
Imperial Brands Finance PLC, Senior Notes	2.050%	2/11/18	4,660,000	4,700,411	(a)
Philip Morris International Inc., Senior Notes	2.900%	11/15/21	12,470,000	13,172,560
Philip Morris International Inc., Senior Notes	2.500%	8/22/22	4,200,000	4,315,601
Philip Morris International Inc., Senior Notes	4.500%	3/20/42	6,565,000	7,389,216
Reynolds American Inc., Senior Notes	8.125%	6/23/19	2,160,000	2,560,900
Reynolds American Inc., Senior Notes	3.250%	6/12/20	3,842,000	4,061,309
Reynolds American Inc., Senior Notes	5.850%	8/15/45	34,343,000	43,881,116
Total Tobacco				143,297,165
Total Consumer Staples				620,765,574
Energy — 4.4%
Energy Equipment & Services — 0.2%
Baker Hughes Inc., Senior Notes	3.200%	8/15/21	2,487,000	2,610,825
Ensco PLC, Senior Notes	4.700%	3/15/21	5,589,000	4,644,012
Ensco PLC, Senior Notes	5.200%	3/15/25	460,000	319,700
Halliburton Co., Senior Bonds	3.800%	11/15/25	13,610,000	14,214,951
Halliburton Co., Senior Notes	4.850%	11/15/35	5,440,000	5,890,715
Halliburton Co., Senior Notes	5.000%	11/15/45	200,000	219,977
Pride International Inc., Senior Notes	8.500%	6/15/19	5,305,000	5,397,837
Pride International Inc., Senior Notes	6.875%	8/15/20	2,020,000	1,927,888
Schlumberger Norge AS, Senior Notes	4.200%	1/15/21	720,000	786,006	(a)
SESI LLC, Senior Notes	7.125%	12/15/21	680,000	654,500
Transocean Inc., Senior Notes	6.800%	12/15/16	320,000	323,200
Transocean Inc., Senior Notes	6.000%	3/15/18	5,485,000	5,567,275
Total Energy Equipment & Services				42,556,886
Oil, Gas & Consumable Fuels — 4.2%
Access Midstream Partners LP/ACMP Finance Corp., Senior Notes	6.125%	7/15/22	3,000,000	3,077,715
Access Midstream Partners LP/ACMP Finance Corp., Senior Notes	4.875%	5/15/23	1,060,000	1,024,548
Access Midstream Partners LP/ACMP Finance Corp., Senior Notes	4.875%	3/15/24	2,850,000	2,733,515
Anadarko Finance Co., Senior Notes	7.500%	5/1/31	6,470,000	7,746,253
Anadarko Petroleum Corp., Senior Notes	6.375%	9/15/17	1,053,000	1,108,333
Anadarko Petroleum Corp., Senior Notes	8.700%	3/15/19	30,000	34,213
Anadarko Petroleum Corp., Senior Notes	4.850%	3/15/21	16,141,000	17,119,371

See Notes to Financial Statements.

10	Western Asset Core Plus Bond Fund 2016 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
Anadarko Petroleum Corp., Senior Notes	5.550%	3/15/26	3,960,000	$4,372,949
Anadarko Petroleum Corp., Senior Notes	6.450%	9/15/36	4,140,000	4,769,748
Apache Corp., Senior Notes	3.250%	4/15/22	3,214,000	3,292,434
Apache Corp., Senior Notes	6.000%	1/15/37	1,810,000	2,065,224
Apache Corp., Senior Notes	5.100%	9/1/40	13,496,000	14,055,639
BP Capital Markets PLC, Senior Bonds	3.506%	3/17/25	15,260,000	16,064,263
BP Capital Markets PLC, Senior Bonds	3.119%	5/4/26	4,790,000	4,892,817
BP Capital Markets PLC, Senior Notes	3.561%	11/1/21	510,000	548,556
BP Capital Markets PLC, Senior Notes	3.245%	5/6/22	1,650,000	1,731,619
California Resources Corp., Senior Notes	5.500%	9/15/21	6,237,000	3,149,685
California Resources Corp., Senior Notes	6.000%	11/15/24	6,006,000	2,942,940
Chesapeake Energy Corp., Senior Notes	6.875%	11/15/20	1,575,000	1,094,625
Chesapeake Energy Corp., Senior Notes	6.125%	2/15/21	7,450,000	5,028,750
Chesapeake Energy Corp., Senior Notes	4.875%	4/15/22	2,790,000	1,771,650
Chesapeake Energy Corp., Senior Notes	5.750%	3/15/23	3,180,000	2,035,200
Chevron Corp., Senior Notes	2.954%	5/16/26	20,390,000	21,072,107
CNOOC Finance 2015 USA LLC, Senior Notes	3.500%	5/5/25	34,120,000	34,565,095
Concho Resources Inc., Senior Notes	6.500%	1/15/22	4,737,000	4,849,504
Concho Resources Inc., Senior Notes	5.500%	10/1/22	790,000	793,950
Concho Resources Inc., Senior Notes	5.500%	4/1/23	1,299,000	1,302,248
Conoco Funding Co., Senior Bonds	7.250%	10/15/31	810,000	1,031,637
ConocoPhillips, Notes	6.500%	2/1/39	110,000	141,933
ConocoPhillips, Senior Notes	5.900%	10/15/32	10,000	11,644
ConocoPhillips Holding Co., Senior Notes	6.950%	4/15/29	693,000	864,911
Continental Resources Inc., Senior Notes	7.125%	4/1/21	200,000	206,500
Continental Resources Inc., Senior Notes	5.000%	9/15/22	1,220,000	1,192,550
Continental Resources Inc., Senior Notes	4.500%	4/15/23	1,785,000	1,664,513
Devon Energy Corp., Senior Notes	6.300%	1/15/19	14,500,000	15,708,502
Devon Energy Corp., Senior Notes	3.250%	5/15/22	5,750,000	5,576,321
Devon Energy Corp., Senior Notes	5.850%	12/15/25	11,416,000	12,592,818
Devon Energy Corp., Senior Notes	5.600%	7/15/41	850,000	821,256
Devon Energy Corp., Senior Notes	5.000%	6/15/45	14,510,000	13,535,973
Devon Financing Co., LLC, Debentures	7.875%	9/30/31	60,000	69,820
Ecopetrol SA, Senior Notes	5.375%	6/26/26	10,810,000	10,512,725
Ecopetrol SA, Senior Notes	5.875%	5/28/45	18,290,000	15,894,010
Enterprise Products Operating LLC, Senior Bonds	6.300%	9/15/17	10,160,000	10,733,085
EOG Resources Inc., Senior Notes	4.150%	1/15/26	5,682,000	6,220,477

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2016 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

June 30, 2016

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
EP Energy LLC/Everest Acquisition Finance Inc., Senior Notes	6.375%	6/15/23	7,330,000	$4,398,000
Exxon Mobil Corp., Senior Notes	3.043%	3/1/26	13,090,000	13,895,205
Exxon Mobil Corp., Senior Notes	4.114%	3/1/46	6,270,000	7,071,425
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas Inc., Senior Notes	6.500%	11/15/20	2,002,000	2,006,244
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas Inc., Senior Notes	6.750%	2/1/22	3,250,000	3,186,017
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas Inc., Senior Notes	6.875%	2/15/23	3,048,000	2,941,320
Hess Corp., Notes	8.125%	2/15/19	8,620,000	9,606,206
Kerr-McGee Corp., Notes	6.950%	7/1/24	3,151,000	3,643,268
Kerr-McGee Corp., Notes	7.875%	9/15/31	2,087,000	2,486,558
Kinder Morgan Inc., Medium-Term Notes	7.800%	8/1/31	3,276,000	3,676,016
Kinder Morgan Inc., Senior Notes	7.250%	6/1/18	5,740,000	6,207,638
Kinder Morgan Inc., Senior Subordinated Notes	7.000%	6/15/17	11,034,000	11,491,117
MEG Energy Corp., Senior Notes	6.375%	1/30/23	350,000	259,000	(a)
MEG Energy Corp., Senior Notes	7.000%	3/31/24	410,000	315,700	(a)
MPLX LP, Senior Notes	5.500%	2/15/23	1,490,000	1,513,836	(a)
MPLX LP, Senior Notes	4.875%	12/1/24	9,800,000	9,546,778	(a)
MPLX LP, Senior Notes	4.875%	6/1/25	8,960,000	8,756,814	(a)
Murray Energy Corp., Senior Secured Notes	11.250%	4/15/21	10,670,000	2,987,600	(a)
Noble Energy Inc., Senior Notes	8.250%	3/1/19	14,890,000	17,053,711
Noble Energy Inc., Senior Notes	4.150%	12/15/21	10,000	10,515
Noble Energy Inc., Senior Notes	5.250%	11/15/43	2,735,000	2,780,759
Oasis Petroleum Inc., Senior Notes	6.500%	11/1/21	1,610,000	1,469,125
Oasis Petroleum Inc., Senior Notes	6.875%	3/15/22	7,040,000	6,503,200
Occidental Petroleum Corp., Senior Notes	3.125%	2/15/22	5,170,000	5,418,434
Occidental Petroleum Corp., Senior Notes	3.400%	4/15/26	9,455,000	9,972,113
Occidental Petroleum Corp., Senior Notes	4.625%	6/15/45	5,705,000	6,361,874
Petrobras Global Finance BV, Senior Notes	5.750%	1/20/20	5,579,000	5,389,872
Petrobras Global Finance BV, Senior Notes	5.375%	1/27/21	57,170,000	52,364,861
Petrobras Global Finance BV, Senior Notes	6.250%	3/17/24	15,500,000	13,756,250
Petroleos Mexicanos, Senior Bonds	6.625%	6/15/35	28,762,000	29,653,622
Petroleos Mexicanos, Senior Notes	6.875%	8/4/26	8,900,000	9,950,200	(a)
Petroleos Mexicanos, Senior Notes	5.500%	6/27/44	3,860,000	3,487,703
Petroleos Mexicanos, Senior Notes	6.375%	1/23/45	17,710,000	17,798,550
QEP Resources Inc., Senior Notes	6.875%	3/1/21	8,110,000	8,191,100
QEP Resources Inc., Senior Notes	5.250%	5/1/23	2,650,000	2,438,000

See Notes to Financial Statements.

12	Western Asset Core Plus Bond Fund 2016 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
Range Resources Corp., Senior Notes	4.875%	5/15/25	4,470,000	$4,257,675
Range Resources Corp., Senior Subordinated Notes	5.000%	3/15/23	11,140,000	10,443,750
Regency Energy Partners LP/Regency Energy Finance Corp., Senior Notes	6.500%	7/15/21	3,240,000	3,347,853
Regency Energy Partners LP/Regency Energy Finance Corp., Senior Notes	5.875%	3/1/22	5,781,000	6,183,606
Regency Energy Partners LP/Regency Energy Finance Corp., Senior Notes	4.500%	11/1/23	510,000	497,868
Sabine Pass Liquefaction LLC, Senior Secured Notes	5.625%	2/1/21	3,190,000	3,221,900
Sabine Pass Liquefaction LLC, Senior Secured Notes	5.750%	5/15/24	2,870,000	2,848,475
Schlumberger Holdings Corp., Senior Notes	3.000%	12/21/20	10,900,000	11,368,220	(a)
Schlumberger Holdings Corp., Senior Notes	4.000%	12/21/25	7,580,000	8,157,854	(a)
Shelf Drilling Holdings Ltd., Senior Secured Notes	8.625%	11/1/18	2,310,000	1,697,850	(a)
Shell International Finance BV, Senior Notes	4.375%	3/25/20	1,980,000	2,176,147
Shell International Finance BV, Senior Notes	2.875%	5/10/26	6,350,000	6,451,479
Shell International Finance BV, Senior Notes	4.125%	5/11/35	7,300,000	7,872,210
Shell International Finance BV, Senior Notes	6.375%	12/15/38	5,885,000	7,994,496
Shell International Finance BV, Senior Notes	4.375%	5/11/45	13,770,000	14,949,166
Sinopec Group Overseas Development Ltd., Senior Notes	2.750%	5/17/17	7,140,000	7,226,073	(a)
Sinopec Group Overseas Development Ltd., Senior Notes	4.375%	4/10/24	19,860,000	21,459,743	(a)
SM Energy Co., Senior Notes	6.125%	11/15/22	6,805,000	6,252,094
SM Energy Co., Senior Notes	6.500%	1/1/23	1,562,000	1,452,660
SM Energy Co., Senior Notes	5.000%	1/15/24	2,730,000	2,334,150
Statoil ASA, Senior Notes	3.125%	8/17/17	4,000,000	4,096,340
Transcontinental Gas Pipe Line Co., LLC, Senior Notes	7.850%	2/1/26	14,960,000	18,617,750	(a)
Whiting Petroleum Corp., Senior Notes	5.000%	3/15/19	2,090,000	1,922,800
Whiting Petroleum Corp., Senior Notes	5.750%	3/15/21	3,285,000	2,964,713
Whiting Petroleum Corp., Senior Notes	6.250%	4/1/23	13,880,000	12,422,600
Williams Cos. Inc., Debentures	7.500%	1/15/31	499,000	501,495
Williams Cos. Inc., Senior Notes	7.875%	9/1/21	13,533,000	14,547,975
Williams Cos. Inc., Senior Notes	4.550%	6/24/24	750,000	688,875
Williams Cos. Inc., Senior Notes	7.750%	6/15/31	287,000	289,870
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	3,035,000	3,247,450
WPX Energy Inc., Senior Notes	6.000%	1/15/22	830,000	771,900
WPX Energy Inc., Senior Notes	8.250%	8/1/23	520,000	521,300
Total Oil, Gas & Consumable Fuels				737,396,594
Total Energy				779,953,480

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2016 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

June 30, 2016

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Financials — 10.3%
Banks — 6.8%
ABN AMRO Bank NV, Subordinated Notes	4.750%	7/28/25	9,850,000	$10,225,088	(a)
BAC Capital Trust XIV, Junior Subordinated Notes	4.000%	7/18/16	12,050,000	9,014,002	(b)(c)
Bank of America Corp., Junior Subordinated Notes	6.250%	9/5/24	16,950,000	17,214,420	(b)(c)
Bank of America Corp., Senior Notes	3.875%	3/22/17	3,610,000	3,676,287
Bank of America Corp., Senior Notes	6.400%	8/28/17	90,000	94,965
Bank of America Corp., Senior Notes	5.750%	12/1/17	1,800,000	1,905,196
Bank of America Corp., Senior Notes	5.650%	5/1/18	160,000	171,464
Bank of America Corp., Senior Notes	2.600%	1/15/19	8,150,000	8,339,642
Bank of America Corp., Senior Notes	5.625%	7/1/20	14,140,000	15,908,066
Bank of America Corp., Senior Notes	5.875%	1/5/21	15,920,000	18,262,946
Bank of America Corp., Senior Notes	5.000%	5/13/21	11,720,000	13,122,638
Bank of America Corp., Senior Notes	3.300%	1/11/23	28,960,000	29,804,097
Bank of America Corp., Senior Notes	4.125%	1/22/24	230,000	247,383
Bank of America Corp., Senior Notes	4.000%	4/1/24	13,890,000	14,824,700
Bank of America Corp., Senior Notes	3.875%	8/1/25	13,710,000	14,543,719
Bank of America Corp., Senior Notes	3.500%	4/19/26	16,160,000	16,699,550
Bank of America Corp., Senior Notes	5.000%	1/21/44	42,260,000	48,881,043
Bank of America Corp., Senior Notes	4.875%	4/1/44	9,630,000	10,974,309
Bank of America Corp., Subordinated Notes	5.420%	3/15/17	3,000,000	3,084,288
Bank of America Corp., Subordinated Notes	5.700%	5/2/17	5,920,000	6,128,248
Bank of America Corp., Subordinated Notes	4.200%	8/26/24	14,080,000	14,554,749
Bank of America Corp., Subordinated Notes	4.000%	1/22/25	4,300,000	4,383,037
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	12,000,000	12,445,056
Barclays Bank PLC, Subordinated Notes	6.050%	12/4/17	4,555,000	4,770,142	(a)
BNP Paribas SA, Senior Notes	2.375%	9/14/17	7,270,000	7,374,688
BNP Paribas SA, Subordinated Notes	4.375%	9/28/25	1,810,000	1,835,409	(a)
BPCE SA, Subordinated Notes	5.150%	7/21/24	3,300,000	3,433,996	(a)
CIT Group Inc., Senior Notes	4.250%	8/15/17	690,000	702,765
CIT Group Inc., Senior Notes	5.375%	5/15/20	1,270,000	1,323,975
CIT Group Inc., Senior Notes	5.000%	8/1/23	10,380,000	10,457,850
Citigroup Inc., Junior Subordinated Bonds	5.350%	5/15/23	6,200,000	5,832,960	(b)(c)
Citigroup Inc., Junior Subordinated Bonds	6.300%	5/15/24	8,170,000	8,128,333	(b)(c)
Citigroup Inc., Junior Subordinated Bonds	5.950%	5/15/25	28,020,000	27,389,550	(b)(c)
Citigroup Inc., Junior Subordinated Notes	5.950%	1/30/23	6,050,000	5,978,156	(b)(c)
Citigroup Inc., Junior Subordinated Notes	5.900%	2/15/23	2,140,000	2,107,900	(b)(c)
Citigroup Inc., Senior Notes	8.125%	7/15/39	995,000	1,551,835
Citigroup Inc., Senior Notes	4.650%	7/30/45	40,440,000	44,440,689

See Notes to Financial Statements.

14	Western Asset Core Plus Bond Fund 2016 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Banks — continued
Citigroup Inc., Subordinated Bonds	4.400%	6/10/25	19,090,000	$19,960,676
Citigroup Inc., Subordinated Notes	4.050%	7/30/22	704,000	741,729
Citigroup Inc., Subordinated Notes	5.500%	9/13/25	25,260,000	28,314,970
Citigroup Inc., Subordinated Notes	4.300%	11/20/26	11,500,000	11,847,978
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	17,310,000	17,831,221
Citigroup Inc., Subordinated Notes	6.625%	6/15/32	1,660,000	2,032,786
Citigroup Inc., Subordinated Notes	6.125%	8/25/36	133,000	158,768
Citigroup Inc., Subordinated Notes	6.675%	9/13/43	5,404,000	6,937,850
Citigroup Inc., Subordinated Notes	5.300%	5/6/44	840,000	906,988
Commonwealth Bank of Australia, Senior Notes	5.000%	10/15/19	4,160,000	4,605,740	(a)
Cooperatieve Rabobank U.A., Junior Subordinated Notes	11.000%	6/30/19	11,522,000	13,739,985	(a)(b)(c)
Cooperatieve Rabobank U.A., Subordinated Notes	4.625%	12/1/23	24,060,000	25,371,174
Cooperatieve Rabobank U.A., Subordinated Notes	4.375%	8/4/25	16,000,000	16,712,448
Cooperatieve Rabobank U.A., Subordinated Notes	5.750%	12/1/43	10,600,000	12,348,894
Cooperatieve Rabobank U.A., Subordinated Notes	5.250%	8/4/45	10,420,000	11,583,403
Credit Agricole SA, Junior Subordinated Notes	8.375%	10/13/19	16,980,000	18,957,321	(a)(b)(c)
Credit Agricole SA, Subordinated Notes	4.375%	3/17/25	880,000	889,228	(a)
HSBC Holdings PLC, Junior Subordinated Bonds	6.375%	9/17/24	10,440,000	9,865,800	(b)(c)
HSBC Holdings PLC, Senior Notes	3.400%	3/8/21	26,610,000	27,419,583
HSBC Holdings PLC, Senior Notes	4.300%	3/8/26	11,620,000	12,289,010
HSBC Holdings PLC, Senior Notes	3.900%	5/25/26	28,240,000	29,053,764
HSBC Holdings PLC, Subordinated Notes	4.250%	3/14/24	8,270,000	8,367,454
HSBC Holdings PLC, Subordinated Notes	4.250%	8/18/25	17,750,000	17,911,933
ING Bank NV, Subordinated Notes	5.800%	9/25/23	13,820,000	15,166,303	(a)
Intesa Sanpaolo SpA, Subordinated Bonds	5.017%	6/26/24	29,410,000	26,924,767	(a)
JPMorgan Chase & Co., Senior Notes	6.300%	4/23/19	9,630,000	10,825,227
JPMorgan Chase & Co., Senior Notes	4.400%	7/22/20	10,770,000	11,753,107
JPMorgan Chase & Co., Senior Notes	4.350%	8/15/21	1,780,000	1,958,240
JPMorgan Chase & Co., Senior Notes	4.500%	1/24/22	9,480,000	10,549,771
JPMorgan Chase & Co., Senior Notes	3.625%	5/13/24	20,000	21,237
JPMorgan Chase & Co., Subordinated Notes	6.125%	6/27/17	309,000	323,186
JPMorgan Chase & Co., Subordinated Notes	3.375%	5/1/23	8,928,000	9,102,355
JPMorgan Chase & Co., Subordinated Notes	3.875%	9/10/24	3,995,000	4,136,171
JPMorgan Chase & Co., Subordinated Notes	4.125%	12/15/26	20,000,000	21,190,340
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	17,870,000	19,620,867
Lloyds Bank PLC, Subordinated Notes	6.500%	9/14/20	100,000	111,936	(a)
Lloyds Banking Group PLC, Subordinated Notes	4.500%	11/4/24	15,350,000	15,572,299
M&T Bank Corp., Junior Subordinated Bonds	6.875%	8/1/16	25,360,000	25,423,400	(b)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2016 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

June 30, 2016

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Banks — continued
Nordea Bank AB, Subordinated Notes	4.875%	5/13/21	14,640,000	$16,099,681	(a)
Royal Bank of Scotland Group PLC, Subordinated Notes	6.125%	12/15/22	6,229,000	6,532,427
Royal Bank of Scotland Group PLC, Subordinated Notes	6.100%	6/10/23	12,920,000	13,213,775
Royal Bank of Scotland Group PLC, Subordinated Notes	6.000%	12/19/23	15,075,000	15,318,190
Royal Bank of Scotland Group PLC, Subordinated Notes	5.125%	5/28/24	24,180,000	23,577,991
Royal Bank of Scotland NV, Subordinated Notes	4.650%	6/4/18	4,009,000	4,108,407
Santander UK Group Holdings PLC, Subordinated Notes	5.625%	9/15/45	3,560,000	3,501,787	(a)
Standard Chartered PLC, Subordinated Notes	5.700%	3/26/44	36,490,000	37,127,882	(a)
UBS Group Funding Jersey Ltd., Senior Notes	4.125%	9/24/25	4,880,000	5,058,354	(a)
Wachovia Capital Trust III, Junior Subordinated Bonds	5.570%	8/1/16	38,301,000	37,823,693	(b)(c)
Wachovia Corp., Senior Notes	5.750%	2/1/18	13,275,000	14,207,317
Wells Fargo & Co., Junior Subordinated Bonds	5.875%	6/15/25	11,065,000	11,798,056	(b)(c)
Wells Fargo & Co., Senior Notes	1.500%	1/16/18	5,740,000	5,772,144
Wells Fargo & Co., Senior Notes	4.600%	4/1/21	13,950,000	15,588,609
Wells Fargo & Co., Subordinated Notes	3.450%	2/13/23	6,860,000	7,098,234
Wells Fargo & Co., Subordinated Notes	4.480%	1/16/24	1,802,000	1,975,248
Wells Fargo & Co., Subordinated Notes	4.300%	7/22/27	33,290,000	35,944,245
Wells Fargo & Co., Subordinated Notes	5.375%	11/2/43	8,140,000	9,482,872
Wells Fargo & Co., Subordinated Notes	5.606%	1/15/44	1,840,000	2,201,098
Wells Fargo & Co., Subordinated Notes	4.650%	11/4/44	18,460,000	19,468,987
Wells Fargo & Co., Subordinated Notes	4.900%	11/17/45	16,404,000	17,950,963
Wells Fargo Bank NA, Subordinated Notes	6.000%	11/15/17	3,920,000	4,170,986
Wells Fargo Capital X, Junior Subordinated Bonds	5.950%	12/15/36	5,612,000	5,920,660
Total Banks				1,184,302,656
Capital Markets — 1.5%
Bear Stearns Cos. LLC, Senior Notes	6.400%	10/2/17	925,000	982,757
Credit Suisse Group Funding Guernsey Ltd., Senior Notes	4.550%	4/17/26	6,730,000	6,981,561	(a)
Credit Suisse Group Funding Guernsey Ltd., Senior Notes	4.875%	5/15/45	24,115,000	24,014,055
Goldman Sachs Capital II, Junior Subordinated Bonds	4.000%	8/1/16	4,899,000	3,668,959	(b)(c)
Goldman Sachs Group Inc., Senior Bonds	4.750%	10/21/45	10,030,000	11,055,909
Goldman Sachs Group Inc., Senior Notes	2.375%	1/22/18	13,300,000	13,478,752
Goldman Sachs Group Inc., Senior Notes	6.150%	4/1/18	583,000	628,180
Goldman Sachs Group Inc., Senior Notes	2.900%	7/19/18	210,000	215,496
Goldman Sachs Group Inc., Senior Notes	5.375%	3/15/20	25,760,000	28,653,337
Goldman Sachs Group Inc., Senior Notes	6.000%	6/15/20	3,946,000	4,502,524
Goldman Sachs Group Inc., Senior Notes	5.250%	7/27/21	5,320,000	6,003,524
Goldman Sachs Group Inc., Senior Notes	4.000%	3/3/24	5,100,000	5,452,257
Goldman Sachs Group Inc., Senior Notes	3.850%	7/8/24	5,410,000	5,736,282

See Notes to Financial Statements.

16	Western Asset Core Plus Bond Fund 2016 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Capital Markets — continued
Goldman Sachs Group Inc., Senior Notes	3.500%	1/23/25	10,000,000	$10,275,080
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	29,580,000	38,279,596
Goldman Sachs Group Inc., Subordinated Notes	4.250%	10/21/25	10,160,000	10,502,280
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	11,840,000	14,605,043
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	16,241,000	16,943,602
KKR Group Finance Co. II LLC, Senior Notes	5.500%	2/1/43	1,398,000	1,456,845	(a)
Lehman Brothers Holdings Capital Trust VII, Junior Subordinated Notes	5.857%	8/1/16	5,550,000	0	*(b)(d)(e)(f)(g)
Lehman Brothers Holdings E-Capital Trust I, Junior Subordinated Notes	0.000%	8/19/65	190,000	0	*(d)(e)(f)(g)
Lehman Brothers Holdings Inc., Subordinated Notes	6.500%	7/19/17	5,280,000	0	*(d)(e)(f)(g)
Lehman Brothers Holdings Inc., Subordinated Notes	6.750%	12/28/17	1,070,000	0	*(d)(e)(f)(g)
Morgan Stanley, Medium-Term Notes	1.083%	10/18/16	7,802,000	7,804,902	(c)
Morgan Stanley, Medium-Term Notes	5.550%	4/27/17	7,435,000	7,693,671
Morgan Stanley, Senior Notes	5.450%	1/9/17	3,990,000	4,075,298
Morgan Stanley, Senior Notes	4.750%	3/22/17	2,010,000	2,059,848
Morgan Stanley, Senior Notes	5.950%	12/28/17	4,700,000	4,998,168
State Street Corp., Junior Subordinated Notes	4.956%	3/15/18	27,101,000	28,403,420
Total Capital Markets				258,471,346
Consumer Finance — 0.3%
Ally Financial Inc., Senior Notes	7.500%	9/15/20	2,699,000	3,009,385
Ally Financial Inc., Senior Notes	8.000%	11/1/31	3,370,000	3,900,775
HSBC Finance Corp., Senior Notes	6.676%	1/15/21	18,610,000	20,852,579
Navient Corp., Medium-Term Notes, Senior Notes	8.450%	6/15/18	1,500,000	1,621,875
Navient Corp., Medium-Term Notes, Senior Notes	8.000%	3/25/20	60,000	61,313
Navient Corp., Medium-Term Notes, Senior Notes	5.625%	8/1/33	56,000	39,340
Toyota Motor Credit Corp., Senior Notes	1.250%	10/5/17	16,560,000	16,627,416
Total Consumer Finance				46,112,683
Diversified Financial Services — 1.2%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Senior Notes	3.750%	5/15/19	8,550,000	8,614,125
Ahold Lease USA Inc., Pass-Through Certificates	8.620%	1/2/25	7,311,470	8,998,689
Argos Merger Sub Inc., Senior Notes	7.125%	3/15/23	160,000	164,800	(a)
Boeing Capital Corp., Senior Notes	4.700%	10/27/19	5,890,000	6,566,042
CME Group Inc., Senior Notes	5.300%	9/15/43	4,500,000	5,749,294
GE Capital International Funding Co., Unlimited Co., Senior Notes	2.342%	11/15/20	17,167,000	17,684,774	(a)
GE Capital International Funding Co., Unlimited Co., Senior Notes	4.418%	11/15/35	46,865,000	52,563,128	(a)
ILFC E-Capital Trust II, Bonds	4.230%	12/21/65	2,870,000	2,267,300	(a)(c)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2016 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

June 30, 2016

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†		Value
Diversified Financial Services — continued
International Lease Finance Corp., Senior Secured Notes	6.750%	9/1/16	26,120,000		$26,250,600	(a)
Magnolia Finance X Ltd.	3.065%	12/3/20	44,921,967	GBP	59,054,815	(a)
Magnolia Finance X Ltd.	4.332%	12/3/20	14,774,999	GBP	19,423,345	(a)
Voya Financial Inc., Senior Notes	2.900%	2/15/18	1,868,000		1,902,960
Total Diversified Financial Services					209,239,872
Insurance — 0.4%
American International Group Inc., Junior Subordinated Debentures	6.250%	3/15/87	446,000		454,920	(c)
American International Group Inc., Senior Notes	3.750%	7/10/25	26,460,000		26,968,164
Chubb INA Holdings Inc., Senior Notes	2.300%	11/3/20	4,100,000		4,215,362
Chubb INA Holdings Inc., Senior Notes	3.350%	5/3/26	5,420,000		5,777,173
MetLife Capital Trust IV, Junior Subordinated Notes	7.875%	12/15/37	8,900,000		10,613,250	(a)
MetLife Inc., Junior Subordinated Debentures	6.400%	12/15/36	5,783,000		6,173,468
MetLife Inc., Senior Notes	4.750%	2/8/21	6,300,000		7,035,027
Prudential Financial Inc., Senior Notes	4.500%	11/16/21	300,000		336,951
Teachers Insurance & Annuity Association of America, Notes	6.850%	12/16/39	280,000		380,368	(a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.900%	9/15/44	7,755,000		8,704,235	(a)
Total Insurance					70,658,918
Real Estate Investment Trusts (REITs) — 0.1%
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	3.750%	9/17/24	23,980,000		24,999,390	(a)
Thrifts & Mortgage Finance — 0.0%
Quicken Loans Inc., Senior Notes	5.750%	5/1/25	5,150,000		4,969,750	(a)
Total Financials					1,798,754,615
Health Care — 2.0%
Biotechnology — 0.6%
AbbVie Inc., Senior Notes	1.750%	11/6/17	7,830,000		7,876,244
AbbVie Inc., Senior Subordinated Notes	3.600%	5/14/25	9,430,000		9,881,037
Amgen Inc., Senior Bonds	4.663%	6/15/51	1,933,000		2,019,623	(a)
Amgen Inc., Senior Notes	3.625%	5/22/24	1,480,000		1,587,956
Celgene Corp., Senior Notes	3.550%	8/15/22	4,650,000		4,871,684
Celgene Corp., Senior Notes	3.625%	5/15/24	2,200,000		2,291,197
Celgene Corp., Senior Notes	3.875%	8/15/25	11,990,000		12,789,301
Celgene Corp., Senior Notes	5.250%	8/15/43	3,712,000		4,172,474
Celgene Corp., Senior Notes	5.000%	8/15/45	8,340,000		9,185,167
Gilead Sciences Inc., Senior Bonds	3.700%	4/1/24	12,169,000		13,177,396
Gilead Sciences Inc., Senior Notes	3.500%	2/1/25	5,000,000		5,330,400

See Notes to Financial Statements.

18	Western Asset Core Plus Bond Fund 2016 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Biotechnology — continued
Gilead Sciences Inc., Senior Notes	3.650%	3/1/26	10,830,000	$11,784,968
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	10,000,000	11,371,030
Total Biotechnology				96,338,477
Health Care Equipment & Supplies — 0.2%
Becton, Dickinson & Co., Senior Notes	3.734%	12/15/24	8,490,000	9,144,936
Becton, Dickinson & Co., Senior Notes	4.685%	12/15/44	2,880,000	3,244,545
Medtronic Inc., Senior Notes	3.125%	3/15/22	1,010,000	1,070,639
Medtronic Inc., Senior Notes	3.500%	3/15/25	27,060,000	29,498,782
Total Health Care Equipment & Supplies				42,958,902
Health Care Providers & Services — 0.8%
Aetna Inc., Senior Notes	2.400%	6/15/21	10,090,000	10,294,645
Aetna Inc., Senior Notes	2.800%	6/15/23	2,610,000	2,666,125
Aetna Inc., Senior Notes	3.200%	6/15/26	15,770,000	16,224,554
Anthem Inc., Notes	7.000%	2/15/19	1,895,000	2,144,808
Anthem Inc., Senior Notes	5.875%	6/15/17	3,052,000	3,180,706
Anthem Inc., Senior Notes	3.700%	8/15/21	2,130,000	2,276,940
Anthem Inc., Senior Notes	3.125%	5/15/22	5,280,000	5,462,519
Catholic Health Initiatives, Secured Bonds	4.350%	11/1/42	1,410,000	1,422,390
Centene Corp., Senior Notes	5.625%	2/15/21	4,750,000	4,951,875	(a)
Centene Corp., Senior Notes	4.750%	5/15/22	1,140,000	1,162,800
Centene Corp., Senior Notes	6.125%	2/15/24	2,860,000	3,040,538	(a)
DaVita HealthCare Partners Inc., Senior Notes	5.125%	7/15/24	4,790,000	4,843,169
DaVita HealthCare Partners Inc., Senior Notes	5.000%	5/1/25	60,000	59,475
Fresenius Medical Care U.S. Finance II Inc., Senior Notes	5.875%	1/31/22	10,930,000	11,982,013	(a)
Fresenius Medical Care U.S. Finance II Inc., Senior Notes	4.750%	10/15/24	780,000	805,350	(a)
HCA Inc., Debentures	7.500%	11/15/95	15,410,000	14,947,700
HCA Inc., Notes	7.690%	6/15/25	723,000	773,610
HCA Inc., Senior Bonds	5.375%	2/1/25	1,880,000	1,927,000
HCA Inc., Senior Notes	7.500%	2/15/22	738,000	839,106
HCA Inc., Senior Notes	5.875%	2/15/26	750,000	778,125
HCA Inc., Senior Secured Notes	6.500%	2/15/20	4,150,000	4,590,938
HCA Inc., Senior Secured Notes	5.250%	4/15/25	1,470,000	1,536,150
HCA Inc., Senior Secured Notes	5.250%	6/15/26	4,500,000	4,671,563
Humana Inc., Senior Notes	7.200%	6/15/18	240,000	265,762
Humana Inc., Senior Notes	3.150%	12/1/22	2,470,000	2,536,144
Humana Inc., Senior Notes	4.625%	12/1/42	3,460,000	3,596,334
Tenet Healthcare Corp., Senior Notes	8.125%	4/1/22	6,010,000	6,159,048
Tenet Healthcare Corp., Senior Notes	6.750%	6/15/23	3,010,000	2,882,075

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2016 Semi-Annual Report	19

Schedule of investments (unaudited) (cont’d)

June 30, 2016

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Health Care Providers & Services — continued
UnitedHealth Group Inc., Senior Notes	1.625%	3/15/19	1,540,000	$1,555,754
UnitedHealth Group Inc., Senior Notes	3.875%	10/15/20	3,000,000	3,296,661
UnitedHealth Group Inc., Senior Notes	5.700%	10/15/40	10,000,000	12,787,380
Total Health Care Providers & Services				133,661,257
Life Sciences Tools & Services — 0.0%
Thermo Fisher Scientific Inc., Senior Notes	3.600%	8/15/21	4,520,000	4,791,598
Pharmaceuticals — 0.4%
Actavis Funding SCS, Senior Notes	3.450%	3/15/22	7,230,000	7,508,789
Actavis Funding SCS, Senior Notes	3.800%	3/15/25	10,140,000	10,564,136
Actavis Funding SCS, Senior Notes	4.550%	3/15/35	1,190,000	1,222,988
Actavis Funding SCS, Senior Notes	4.750%	3/15/45	3,236,000	3,398,036
GlaxoSmithKline Capital PLC, Senior Notes	2.850%	5/8/22	10,240,000	10,775,112
Mallinckrodt International Finance SA, Senior Notes	5.625%	10/15/23	2,540,000	2,365,375	(a)
Mallinckrodt International Finance SA, Senior Notes	5.500%	4/15/25	590,000	526,351	(a)
Merck & Co. Inc., Senior Notes	2.750%	2/10/25	8,560,000	8,950,499
Pfizer Inc., Senior Notes	6.200%	3/15/19	4,675,000	5,280,010
Pfizer Inc., Senior Notes	7.200%	3/15/39	5,000	7,608
Valeant Pharmaceuticals International Inc., Senior Notes	5.375%	3/15/20	18,635,000	15,921,278	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	6.375%	10/15/20	910,000	782,600	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	6.125%	4/15/25	4,180,000	3,354,450	(a)
Wyeth LLC, Notes	5.950%	4/1/37	5,098,000	6,788,002
Total Pharmaceuticals				77,445,234
Total Health Care				355,195,468
Industrials — 1.3%
Aerospace & Defense — 0.3%
Boeing Co., Senior Notes	6.000%	3/15/19	8,370,000	9,451,597
Boeing Co., Senior Notes	4.875%	2/15/20	3,180,000	3,575,541
Lockheed Martin Corp., Senior Notes	3.100%	1/15/23	2,269,000	2,391,492
Lockheed Martin Corp., Senior Notes	3.550%	1/15/26	13,115,000	14,246,195
Lockheed Martin Corp., Senior Notes	4.500%	5/15/36	2,420,000	2,701,235
Raytheon Co., Senior Notes	3.125%	10/15/20	4,520,000	4,845,155
United Technologies Corp., Senior Notes	4.500%	6/1/42	5,359,000	6,137,722
Total Aerospace & Defense				43,348,937
Airlines — 0.2%
Air 2 US, Notes	8.027%	10/1/19	2,046,154	2,138,231	(a)
Continental Airlines Inc., Pass-Through Certificates	5.983%	4/19/22	9,044,357	10,129,680
Continental Airlines Inc., Pass-Through Certificates, Senior Secured Notes	6.900%	1/2/18	8,843	8,993

See Notes to Financial Statements.

20	Western Asset Core Plus Bond Fund 2016 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Airlines — continued
Continental Airlines Inc., Pass-Through Certificates, Senior Secured Notes	6.703%	6/15/21	62,892	$66,036
Delta Air Lines Inc., Pass-Through Certificates, Senior Secured Bonds	6.821%	8/10/22	10,011,552	11,633,423
Northwest Airlines Corp., Pass-Through Certificates	7.575%	3/1/19	4,067,903	4,230,619
Southwest Airlines Co., Notes	5.125%	3/1/17	5,320,000	5,464,651
United Airlines Inc., Pass-Through Certificates, Secured Notes	9.750%	1/15/17	885,532	915,640
Total Airlines				34,587,273
Commercial Services & Supplies — 0.3%
Monitronics International Inc., Senior Notes	9.125%	4/1/20	1,486,000	1,233,380
Taylor Morrison Communities Inc./Monarch Communities Inc., Senior Notes	5.250%	4/15/21	7,130,000	7,112,175	(a)
United Rentals North America Inc., Senior Notes	7.375%	5/15/20	13,000	13,520
United Rentals North America Inc., Senior Notes	6.125%	6/15/23	1,600,000	1,666,000
United Rentals North America Inc., Senior Notes	4.625%	7/15/23	1,000,000	1,008,750
United Rentals North America Inc., Senior Notes	5.750%	11/15/24	2,000,000	2,015,000
United Rentals North America Inc., Senior Notes	5.500%	7/15/25	5,330,000	5,250,050
United Rentals North America Inc., Senior Notes	5.875%	9/15/26	4,100,000	4,069,250
Waste Management Inc., Senior Notes	4.600%	3/1/21	2,370,000	2,634,739
Waste Management Inc., Senior Notes	3.500%	5/15/24	4,440,000	4,798,859
Waste Management Inc., Senior Notes	7.375%	5/15/29	1,280,000	1,793,876
West Corp., Senior Notes	5.375%	7/15/22	10,930,000	10,164,900	(a)
West Corp., Senior Secured Notes	4.750%	7/15/21	3,000,000	2,962,500	(a)
Total Commercial Services & Supplies				44,722,999
Electrical Equipment — 0.2%
ABB Finance USA Inc., Senior Notes	4.375%	5/8/42	1,373,000	1,561,776
Eaton Corp., Senior Notes	1.500%	11/2/17	3,900,000	3,918,981
Eaton Corp., Senior Notes	2.750%	11/2/22	25,195,000	25,829,209
Eaton Corp., Senior Notes	4.150%	11/2/42	6,590,000	7,097,786
Total Electrical Equipment				38,407,752
Industrial Conglomerates — 0.3%
General Electric Co., Senior Notes	4.375%	9/16/20	1,184,000	1,318,675
General Electric Co., Senior Notes	4.650%	10/17/21	410,000	469,521
General Electric Co., Senior Notes	5.875%	1/14/38	2,460,000	3,327,074
General Electric Co., Senior Notes	6.875%	1/10/39	15,354,000	23,176,080
General Electric Co., Senior Notes	4.500%	3/11/44	8,660,000	9,993,458
General Electric Co., Subordinated Notes	5.300%	2/11/21	4,382,000	5,083,944
Total Industrial Conglomerates				43,368,752

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2016 Semi-Annual Report	21

Schedule of investments (unaudited) (cont’d)

June 30, 2016

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Machinery — 0.0%
John Deere Capital Corp., Senior Notes	2.250%	4/17/19	5,268,000	$5,413,650
John Deere Capital Corp., Senior Notes	1.700%	1/15/20	2,490,000	2,509,210
Total Machinery				7,922,860
Road & Rail — 0.0%
Florida East Coast Holdings Corp., Senior Secured Notes	6.750%	5/1/19	7,450,000	7,412,750	(a)
Total Industrials				219,771,323
Information Technology — 1.0%
Communications Equipment — 0.0%
Harris Corp., Senior Notes	5.054%	4/27/45	4,940,000	5,603,126
IT Services — 0.4%
First Data Corp., Senior Notes	7.000%	12/1/23	22,360,000	22,639,500	(a)
Visa Inc., Senior Notes	3.150%	12/14/25	30,350,000	32,447,519
Visa Inc., Senior Notes	4.300%	12/14/45	16,470,000	19,068,060
Total IT Services				74,155,079
Semiconductors & Semiconductor Equipment — 0.1%
Intel Corp., Senior Notes	3.700%	7/29/25	4,050,000	4,498,392
Intel Corp., Senior Notes	4.900%	7/29/45	2,850,000	3,319,877
KLA-Tencor Corp., Senior Notes	4.650%	11/1/24	5,800,000	6,327,069
Micron Technology Inc., Senior Notes	5.500%	2/1/25	1,810,000	1,538,500
Micron Technology Inc., Senior Notes	5.625%	1/15/26	3,040,000	2,530,800	(a)
National Semiconductor Corp., Senior Notes	6.600%	6/15/17	1,360,000	1,431,907
Total Semiconductors & Semiconductor Equipment				19,646,545
Software — 0.2%
Activision Blizzard Inc., Senior Notes	5.625%	9/15/21	8,410,000	8,798,962	(a)
Activision Blizzard Inc., Senior Notes	6.125%	9/15/23	3,120,000	3,393,000	(a)
Oracle Corp., Senior Notes	1.200%	10/15/17	15,770,000	15,825,842
Total Software				28,017,804
Technology Hardware, Storage & Peripherals — 0.3%
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Senior Secured Notes	3.480%	6/1/19	25,490,000	26,112,211	(a)
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Senior Secured Notes	4.420%	6/15/21	25,360,000	26,102,312	(a)
Total Technology Hardware, Storage & Peripherals				52,214,523
Total Information Technology				179,637,077
Materials — 1.7%
Chemicals — 0.2%
Axiall Corp., Senior Notes	4.875%	5/15/23	2,950,000	3,031,125
Eagle Spinco Inc., Senior Subordinated Notes	4.625%	2/15/21	18,985,000	19,435,894

See Notes to Financial Statements.

22	Western Asset Core Plus Bond Fund 2016 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Chemicals — continued
Ecolab Inc., Senior Notes	4.350%	12/8/21	2,650,000	$2,999,964
LyondellBasell Industries NV, Senior Notes	5.000%	4/15/19	2,690,000	2,911,613
LyondellBasell Industries NV, Senior Notes	6.000%	11/15/21	2,360,000	2,767,057
LyondellBasell Industries NV, Senior Notes	5.750%	4/15/24	2,690,000	3,201,657
OCP SA, Senior Notes	4.500%	10/22/25	9,010,000	8,800,968	(a)
Potash Corp. of Saskatchewan Inc., Senior Notes	4.875%	3/30/20	330,000	363,891
Total Chemicals				43,512,169
Containers & Packaging — 0.1%
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Secured Notes	3.653%	12/15/19	11,960,000	12,004,850	(a)(c)
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Secured Notes	4.625%	5/15/23	5,250,000	5,171,250	(a)
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA, Senior Secured Notes	6.875%	2/15/21	5,165,000	5,319,950
WestRock RKT Co., Senior Notes	3.500%	3/1/20	2,855,000	2,947,271
WestRock RKT Co., Senior Notes	4.000%	3/1/23	2,250,000	2,349,315
Total Containers & Packaging				27,792,636
Metals & Mining — 1.3%
ArcelorMittal SA, Senior Bonds	6.125%	6/1/25	5,690,000	5,661,550
ArcelorMittal SA, Senior Notes	6.500%	3/1/21	3,475,000	3,570,563
ArcelorMittal SA, Senior Notes	7.250%	2/25/22	3,010,000	3,168,025
ArcelorMittal SA, Senior Notes	8.000%	10/15/39	4,590,000	4,452,300
Barrick Gold Corp., Senior Notes	6.950%	4/1/19	3,159,000	3,519,164
Barrick Gold Corp., Senior Notes	4.100%	5/1/23	3,540,000	3,734,222
Barrick North America Finance LLC, Senior Notes	4.400%	5/30/21	8,269,000	8,903,315
Barrick North America Finance LLC, Senior Notes	5.700%	5/30/41	5,309,000	5,483,379
BHP Billiton Finance USA Ltd., Senior Notes	6.500%	4/1/19	20,420,000	23,113,949
BHP Billiton Finance USA Ltd., Senior Notes	3.250%	11/21/21	1,070,000	1,130,938
BHP Billiton Finance USA Ltd., Senior Notes	2.875%	2/24/22	2,030,000	2,107,447
BHP Billiton Finance USA Ltd., Senior Notes	5.000%	9/30/43	7,630,000	8,865,846
BHP Billiton Finance USA Ltd., Subordinated Notes	6.750%	10/19/75	21,780,000	23,141,250	(a)(c)
FMG Resources (August 2006) Pty Ltd., Senior Secured Notes	9.750%	3/1/22	2,190,000	2,417,213	(a)
Freeport-McMoRan Inc., Senior Notes	4.000%	11/14/21	10,040,000	9,070,507
Freeport-McMoRan Inc., Senior Notes	3.550%	3/1/22	590,000	519,200
Glencore Finance Canada Ltd., Senior Bonds	5.800%	11/15/16	800,000	809,600	(a)
Glencore Finance Canada Ltd., Senior Notes	2.700%	10/25/17	18,690,000	18,619,912	(a)
Glencore Funding LLC, Senior Notes	2.500%	1/15/19	5,000,000	4,806,250	(a)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2016 Semi-Annual Report	23

Schedule of investments (unaudited) (cont’d)

June 30, 2016

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Metals & Mining — continued
Glencore Funding LLC, Senior Notes	2.875%	4/16/20	32,490,000	$30,540,600	(a)
Rio Tinto Finance USA Ltd., Senior Notes	3.750%	9/20/21	8,130,000	8,736,913
Schaeffler Holding Finance BV, Senior Secured Notes	6.750%	11/15/22	3,448,564	3,793,420	(a)(h)
Southern Copper Corp., Senior Notes	6.750%	4/16/40	1,500,000	1,546,694
Southern Copper Corp., Senior Notes	5.250%	11/8/42	26,640,000	23,617,612
Steel Dynamics Inc., Senior Notes	6.375%	8/15/22	4,773,000	5,011,650
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	17,034,000	15,500,940
Total Metals & Mining				221,842,459
Paper & Forest Products — 0.1%
Celulosa Arauco y Constitucion SA, Senior Notes	4.750%	1/11/22	7,330,000	7,807,667
Celulosa Arauco y Constitucion SA, Senior Notes	4.500%	8/1/24	1,250,000	1,301,556
Total Paper & Forest Products				9,109,223
Total Materials				302,256,487
Telecommunication Services — 1.8%
Diversified Telecommunication Services — 1.4%
AT&T Inc., Global Notes	5.500%	2/1/18	2,136,000	2,273,475
AT&T Inc., Senior Notes	4.450%	5/15/21	1,460,000	1,603,346
AT&T Inc., Senior Notes	3.000%	2/15/22	2,516,000	2,565,844
AT&T Inc., Senior Notes	3.400%	5/15/25	69,325,000	70,913,028
AT&T Inc., Senior Notes	5.550%	8/15/41	6,390,000	7,159,139
AT&T Inc., Senior Notes	4.350%	6/15/45	10,893,000	10,554,947
Bharti Airtel Ltd., Senior Notes	4.375%	6/10/25	19,240,000	20,164,059	(a)
British Telecommunications PLC, Bonds	9.375%	12/15/30	5,310,000	8,181,016
CenturyLink Inc., Senior Notes	5.800%	3/15/22	8,314,000	8,072,395
CenturyLink Inc., Senior Notes	5.625%	4/1/25	10,000	8,900
Intelsat Jackson Holdings SA, Senior Bonds	5.500%	8/1/23	5,827,000	3,700,145
Intelsat Jackson Holdings SA, Senior Notes	7.500%	4/1/21	2,700,000	1,863,000
Qwest Corp., Debentures	6.875%	9/15/33	4,760,000	4,693,831
Telefonica Emisiones SAU, Senior Notes	6.221%	7/3/17	560,000	584,668
Telefonica Emisiones SAU, Senior Notes	5.877%	7/15/19	1,465,000	1,636,622
Telefonica Emisiones SAU, Senior Notes	5.134%	4/27/20	4,485,000	4,950,677
UPCB Finance VI Ltd., Senior Secured Notes	6.875%	1/15/22	6,979,500	7,258,680	(a)
Verizon Communications Inc., Senior Notes	3.450%	3/15/21	5,000	5,357
Verizon Communications Inc., Senior Notes	2.450%	11/1/22	1,560,000	1,573,900
Verizon Communications Inc., Senior Notes	5.150%	9/15/23	39,944,000	46,519,821
Verizon Communications Inc., Senior Notes	6.400%	9/15/33	14,466,000	18,464,446
Verizon Communications Inc., Senior Notes	6.550%	9/15/43	13,914,000	18,747,529
Total Diversified Telecommunication Services				241,494,825

See Notes to Financial Statements.

24	Western Asset Core Plus Bond Fund 2016 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Wireless Telecommunication Services — 0.4%
Altice Financing SA, Senior Secured Bonds	7.500%	5/15/26	2,780,000	$2,724,400	(a)
Altice Financing SA, Senior Secured Notes	6.625%	2/15/23	15,740,000	15,454,634	(a)
America Movil SAB de CV, Senior Notes	5.625%	11/15/17	6,430,000	6,784,165
America Movil SAB de CV, Senior Notes	5.000%	3/30/20	8,180,000	9,063,636
Neptune Finco Corp., Senior Notes	6.625%	10/15/25	1,560,000	1,638,000	(a)
Rogers Communications Inc., Senior Notes	6.800%	8/15/18	80,000	88,595
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	1,501,000	1,283,355
Sprint Communications Inc., Senior Notes	9.000%	11/15/18	13,050,000	13,898,250	(a)
Sprint Communications Inc., Senior Notes	7.000%	8/15/20	30,000	26,700
Sprint Communications Inc., Senior Notes	11.500%	11/15/21	10,000	9,880
Sprint Corp., Senior Notes	7.250%	9/15/21	2,440,000	2,080,100
Sprint Corp., Senior Notes	7.875%	9/15/23	2,870,000	2,346,225
Sprint Corp., Senior Notes	7.625%	2/15/25	23,065,000	18,250,181
Total Wireless Telecommunication Services				73,648,121
Total Telecommunication Services				315,142,946
Utilities — 1.1%
Electric Utilities — 0.9%
Berkshire Hathaway Energy Co., Bonds	6.125%	4/1/36	160,000	212,165
Berkshire Hathaway Energy Co., Senior Bonds	6.500%	9/15/37	8,525,000	11,718,414
Duke Energy Carolinas LLC, Secured Bonds	5.300%	2/15/40	3,000,000	3,833,283
Duke Energy Progress LLC, Secured Bonds	2.800%	5/15/22	400,000	418,972
Exelon Corp., Bonds	5.625%	6/15/35	426,000	508,207
FirstEnergy Corp., Notes	7.375%	11/15/31	51,356,000	63,744,043
FirstEnergy Corp., Senior Notes	2.750%	3/15/18	4,290,000	4,343,423
FirstEnergy Corp., Senior Notes	4.250%	3/15/23	18,500,000	19,085,876
Majapahit Holding BV, Senior Notes	7.750%	1/20/20	1,260,000	1,440,180	(i)
Pacific Gas & Electric Co., First Mortgage Bonds	6.050%	3/1/34	19,295,000	25,707,848
Pacific Gas & Electric Co., Senior Notes	8.250%	10/15/18	2,980,000	3,432,459
Pacific Gas & Electric Co., Senior Notes	5.800%	3/1/37	10,590,000	13,785,935
Progress Energy Inc., Senior Notes	4.400%	1/15/21	5,200,000	5,688,743
Progress Energy Inc., Senior Notes	6.000%	12/1/39	1,530,000	1,926,105
Total Electric Utilities				155,845,653
Gas Utilities — 0.1%
Southern Natural Gas Co., LLC, Senior Notes	5.900%	4/1/17	50,000	51,330	(a)
Southern Natural Gas Co., LLC, Senior Notes	8.000%	3/1/32	9,413,000	10,436,805
Total Gas Utilities				10,488,135
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp., Senior Notes	8.000%	6/1/20	10,000	11,650

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2016 Semi-Annual Report	25

Schedule of investments (unaudited) (cont’d)

June 30, 2016

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Independent Power and Renewable Electricity Producers — continued
AES Corp., Senior Notes	7.375%	7/1/21	3,569,000	$4,024,047
AES Corp., Senior Notes	5.500%	3/15/24	680,000	696,150
Calpine Corp., Senior Notes	5.250%	6/1/26	2,990,000	2,982,525	(a)
Calpine Corp., Senior Secured Notes	5.875%	1/15/24	5,840,000	6,073,600	(a)
Total Independent Power and Renewable Electricity Producers				13,787,972
Multi-Utilities — 0.0%
Dominion Resources Inc., Senior Notes	7.000%	6/15/38	3,600,000	4,842,018
Total Utilities				184,963,778
Total Corporate Bonds & Notes (Cost — $4,994,344,503)				5,234,930,029
Asset-Backed Securities — 4.5%
321 Henderson Receivables LLC, 2014-1A A	3.960%	3/15/63	3,121,086	3,268,564	(a)
321 Henderson Receivables LLC, 2014-3A A	3.500%	6/15/77	18,222,861	18,388,200	(a)
AASET, 2014-1 B	7.375%	12/15/29	13,269,231	13,169,712	(c)(f)
Access Group Inc., 2005-B B2	1.138%	7/25/35	1,538,371	1,264,840	(c)
AFC Home Equity Loan Trust, 2002-2 2A	1.153%	6/25/30	174,259	145,750	(c)
Airspeed Ltd., 2007-1A G1W	0.712%	4/15/24	17,189,095	13,295,765	(a)(c)
Argent Securities Inc., 2005-W5 A2D	0.773%	1/25/36	14,977,697	11,093,049	(c)
Avis Budget Rental Car Funding AESOP LLC, 2014-1A A	2.460%	7/20/20	12,260,000	12,433,171	(a)
Bear Stearns Asset-Backed Securities Trust, 2004-SD3 A3	1.023%	9/25/34	28,970	28,530	(c)
Bear Stearns Asset-Backed Securities Trust, 2005-CL1 A1	0.837%	9/25/34	2,796,136	2,536,592	(c)
Brazos Student Finance Corp., 2009-1 AS	3.140%	12/27/39	7,100,000	7,443,967	(c)
CDC Mortgage Capital Trust, 2002-HE1 A	1.073%	1/25/33	189,832	174,868	(c)
CDC Mortgage Capital Trust, 2004-HE3 M1	1.368%	11/25/34	121,878	117,567	(c)
Community Funding CLO Ltd., 2015-1A A	5.750%	11/1/27	36,940,000	35,554,750	(a)(g)
Conseco Financial Corp., 1993-2	8.000%	7/15/18	12,011	12,060
Conseco Financial Corp., 1996-5 B1	8.100%	7/15/26	89,783	1,363	(c)
Conseco Financial Corp., 1999-3 A9	6.530%	2/1/31	20,017,031	20,047,381	(c)
Contimortgage Home Equity Trust, 1997-4 B1F	7.330%	10/15/28	231,798	233,956	(c)
Countrywide Asset-Backed Certificates, 2003-BC3 A2	1.073%	9/25/33	470,971	438,191	(c)
Countrywide Asset-Backed Certificates, 2006-SD4 A1	0.793%	12/25/36	80,215	38,817	(a)(c)
Countrywide Home Equity Loan Trust, 2006-E 2A	0.582%	7/15/36	99,888	85,240	(c)
Countrywide Home Equity Loan Trust, 2006-HW 2A1B	0.592%	11/15/36	929,340	719,608	(c)
Countrywide Home Equity Loan Trust, 2006-I 2A	0.582%	1/15/37	10,623,379	9,374,286	(c)
Countrywide Home Equity Loan Trust, 2007-B A	0.592%	2/15/37	13,705,300	12,461,566	(c)
DRB Prime Student Loan Trust, 2015-B A2	3.170%	7/25/31	32,472,933	32,927,327	(a)
Ellington Loan Acquisition Trust, 2007-2 A2C	1.553%	5/25/37	8,000,000	6,750,567	(a)(c)
EMC Mortgage Loan Trust, 2002-B A1	1.521%	2/25/41	130,894	127,440	(a)(c)
GMAC Mortgage Corp. Loan Trust, 2004-HE3 A2VN	0.946%	10/25/34	9,989,870	9,238,845	(a)(c)

See Notes to Financial Statements.

26	Western Asset Core Plus Bond Fund 2016 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Asset-Backed Securities — continued
Green Tree Home Improvement Loan Trust, 1996-A	7.400%	2/15/26	14,071	$14,018
Greenpoint Manufactured Housing, 1999-2 A2	3.076%	3/18/29	5,100,000	4,386,382	(c)
Greenpoint Manufactured Housing, 1999-3 2A2	3.713%	6/19/29	2,125,000	1,848,750	(c)
Greenpoint Manufactured Housing, 1999-4 A2	3.943%	2/20/30	2,025,000	1,761,750	(c)
Greenpoint Manufactured Housing, 2001-2 IA2	3.938%	2/20/32	2,600,000	2,290,098	(c)
Greenpoint Manufactured Housing, 2001-2 IIA2	3.934%	3/13/32	4,850,000	4,269,910	(c)
GSAA Home Equity Trust, 2005-6 A3	0.823%	6/25/35	6,946,149	6,608,440	(c)
GSAA Home Equity Trust, 2007-6 A4	0.753%	5/25/47	14,098,036	10,203,454	(c)
GSRPM Mortgage Loan Trust, 2007-1 A	0.853%	10/25/46	9,059,105	7,403,295	(a)(c)
Hertz Vehicle Financing LLC, 2013-1A A2	1.830%	8/25/19	4,785,000	4,782,698	(a)
Hertz Vehicle Financing LLC, 2015-1A A	2.730%	3/25/21	14,950,000	15,275,314	(a)
Hertz Vehicle Financing LLC, 2015-1A B	3.520%	3/25/21	20,779,000	21,015,569	(a)
Hertz Vehicle Financing LLC, 2015-1A C	4.350%	3/25/21	14,481,000	14,516,797	(a)
Indymac Home Equity Loan Asset-Backed Trust, 2001-A	0.973%	3/25/31	47,047	41,890	(c)
Lehman XS Trust, 2005-5N 3A1A	0.753%	11/25/35	3,508,307	2,971,774	(c)
Lehman XS Trust, 2006-2N 1A1	0.713%	2/25/46	20,756,069	14,631,184	(c)
Long Beach Mortgage Loan Trust, 2006-9 2A3	0.613%	10/25/36	4,591,442	1,879,436	(c)
Morgan Stanley Capital Inc., 2003-HE3 M1	1.473%	10/25/33	582,198	543,514	(c)
National Collegiate Student Loan Trust, 2006-3 A4	0.723%	3/26/29	12,960,000	11,750,162	(c)
National Collegiate Student Loan Trust, 2007-4 A3L	1.303%	3/25/38	68,666,093	34,923,252	(c)
Northstar Education Finance Inc., 2007-1 A6	1.708%	1/29/46	12,175,000	10,810,901	(c)
Northstar Education Finance Inc., Student Loan Asset Backed Note	0.744%	1/29/46	6,475,000	5,749,392	(c)
Origen Manufactured Housing Contract Trust, 2005-B	5.990%	1/15/37	648,102	665,180
Origen Manufactured Housing Contract Trust, 2006-A A2	2.379%	10/15/37	20,869,668	17,738,193	(c)
Origen Manufactured Housing Contract Trust, 2007-A A2	2.291%	4/15/37	24,148,741	20,167,524	(c)
Ownit Mortgage Loan Asset-Backed Certificates, 2004-1 M2	2.253%	7/25/35	6,256,093	5,817,159	(c)
Provident Bank Home Equity Loan Trust, 2002-2 A2	0.993%	8/25/31	128,097	92,516	(c)
Renaissance Home Equity Loan Trust, 2003-1 A	1.313%	6/25/33	612,820	579,967	(c)
Renaissance Home Equity Loan Trust, 2003-3 A	0.953%	12/25/33	225,480	209,526	(c)
Renaissance Home Equity Loan Trust, 2003-4 A3	1.073%	3/25/34	7,186,940	6,976,924	(c)
Renaissance Home Equity Loan Trust, 2006-1 AF5	6.166%	5/25/36	16,146,802	11,045,389
Residential Asset Mortgage Products Inc., 2003-RS4 AIIB	1.113%	5/25/33	358,762	314,347	(c)
Residential Asset Mortgage Products Inc., 2003-RS7 MII1	1.578%	8/25/33	2,378,777	2,103,303	(c)
Residential Asset Mortgage Products Inc., 2006-RZ4 M1	0.803%	10/25/36	15,950,000	10,105,813	(c)
Residential Funding Mortgage Securities II, 2003-HS3	0.743%	8/25/33	24,063	22,775	(c)
Residential Funding Securities Corp., 2002-RP2 A1	1.953%	10/25/32	2,195,230	2,021,384	(a)(c)
SACO I Trust, 2006-3 A3	0.913%	4/25/36	659,438	1,146,285	(c)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2016 Semi-Annual Report	27

Schedule of investments (unaudited) (cont’d)

June 30, 2016

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Asset-Backed Securities — continued
SACO I Trust, 2006-5 1A	0.753%	4/25/36	59,100	$107,730	(c)
Saxon Asset Securities Trust, 2002-3 M1	1.578%	12/25/32	864,144	799,560	(c)
SLM Student Loan Trust, 2005-04 A3	0.758%	1/25/27	18,012,014	17,177,616	(c)
SLM Student Loan Trust, 2008-5 A4	2.338%	7/25/23	35,589,061	35,600,186	(c)
SLM Student Loan Trust, 2008-9 A	2.138%	4/25/23	22,060,097	22,045,542	(c)
SLM Student Loan Trust, 2013-M1 M1	3.500%	10/28/29	5,683,387	5,597,428	(a)
SLM Student Loan Trust, 2014-2 A3	1.043%	3/25/55	59,040,000	56,278,127	(c)
Small Business Administration Participation Certificates, 2013-20J 1	3.370%	10/1/33	12,046,923	12,867,458
Small Business Administration Participation Certificates, 2015-20D 1	2.510%	4/1/35	4,731,553	4,859,224
Small Business Administration Participation Certificates, 2015-20F 1	2.980%	6/1/35	2,842,264	2,985,456
SMB Private Education Loan Trust, 2015-C R	0.000%	9/18/46	49,649	68,515,620	(a)(g)
Social Professional Loan Program LLC, 2015-C R	0.000%	8/25/36	4,200	24,412,500	(a)(g)
SoFi Consumer Loan Program	3.280%	9/15/23	61,286,135	60,366,843	(a)
Southern Pacific Secured Assets Corp., 1998-2 A1	0.793%	7/25/29	3,165	2,984	(c)
Structured Asset Securities Corp., 2005-SC1 1A2	7.547%	5/25/31	8,547,157	6,901,857	(a)(c)
Structured Asset Securities Corp., 2006-ARS1 A1	0.673%	2/25/36	1,133,810	78,514	(a)(c)
UCFC Home Equity Loan, 1998-C	5.935%	1/15/30	116	115
Total Asset-Backed Securities (Cost — $799,265,772)				786,652,997
Collateralized Mortgage Obligations — 13.6%
American Home Mortgage Assets, 2006-3 3A12	0.643%	10/25/46	7,939,296	5,370,657	(c)
American Home Mortgage Assets, 2006-5 A1	1.357%	11/25/46	36,740,254	17,125,904	(c)
BAMLL Commercial Mortgage Securities Trust, 2015-200P A	3.218%	4/14/33	880,000	931,435	(a)
Banc of America Alternative Loan Trust, 2004-11 2CB1	6.000%	12/25/34	10,603,381	9,995,967
Banc of America Commercial Mortgage Trust, 2007-2 AJ	5.800%	4/10/49	2,220,000	2,068,884	(c)
Banc of America Funding Corp., 2004-B 3A2	3.009%	12/20/34	134,830	68,559	(c)
Banc of America Funding Corp., 2005-F 2A1	2.948%	9/20/35	7,902,111	5,940,273	(c)
Banc of America Funding Corp., 2015-R2 10A1	0.636%	6/29/37	43,589,193	41,835,931	(a)(c)
Banc of America Funding Corp., 2015-R2 3A2	0.706%	4/29/37	50,513,000	39,480,809	(a)(c)
Banc of America Mortgage Securities Inc., 2004-K 4A1	2.764%	12/25/34	53,342	51,688	(c)
BBCCRE Trust, 2015-GTP E	4.715%	8/10/33	33,260,000	30,176,798	(a)(c)
BCAP LLC Trust, 2009-RR4 8A2	3.035%	9/26/35	1,173	965	(a)(c)
BCAP LLC Trust, 2010-RR06 4A13	3.035%	9/26/35	892	754	(a)(c)
BCAP LLC Trust, 2010-RR9 6A2	6.000%	10/26/35	13,938,496	8,478,773	(a)(c)
Bear Stearns ARM Trust, 2005-12 11A1	2.817%	2/25/36	1,373,645	1,056,863	(c)
Bear Stearns Asset-Backed Securities Trust, 2005-AC9 A4	16.830%	12/25/35	1,016,334	1,109,254	(c)

See Notes to Financial Statements.

28	Western Asset Core Plus Bond Fund 2016 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations — continued
Bear Stearns Asset-Backed Securities Trust, 2006-AC4 A2	31.651%	7/25/36	6,570,540	$11,131,363	(c)
Bear Stearns Mortgage Funding Trust, 2007-AR2 A1	0.623%	3/25/37	26,468,610	21,276,710	(c)
BLCP Hotel Trust, 2014-CLMZ M	6.170%	8/15/29	10,657,334	10,157,526	(a)(c)
CD Commercial Mortgage Trust, 2006-CD2 AJ	5.545%	1/15/46	9,315,000	7,976,128	(c)
CD Commercial Mortgage Trust, 2006-CD2 AM	5.506%	1/15/46	25,939	25,912	(c)
CD Commercial Mortgage Trust, 2006-CD3 AJ	5.688%	10/15/48	2,820,000	1,701,361
CD Commercial Mortgage Trust, 2007-CD4 AJ	5.398%	12/11/49	8,518,674	6,771,060	(c)
Chevy Chase Mortgage Funding Corp., 2005-4A A1	0.646%	10/25/36	646,491	545,743	(a)(c)
Citigroup Commercial Mortgage Trust, 2006-C5 AJ	5.482%	10/15/49	4,520,000	4,020,733
Citigroup Commercial Mortgage Trust, 2008-C7 AJA	6.345%	12/10/49	2,160,000	1,593,305	(c)
Citigroup Commercial Mortgage Trust, 2014-GC25 AS	4.017%	10/10/47	7,500,000	8,190,395
Citigroup Mortgage Loan Trust Inc., 2005-05	2.865%	8/25/35	128,320	107,622	(c)
Citigroup Mortgage Loan Trust Inc., 2005-10 1A1A	3.089%	12/25/35	130,359	114,694	(c)
Citigroup Mortgage Loan Trust Inc., 2006-AR9 1A4	0.693%	11/25/36	6,244,028	5,403,253	(c)
Commercial Mortgage Pass-Through Certificates, 2006-C8 AJ	5.377%	12/10/46	12,685,720	12,215,506
Commercial Mortgage Pass-Through Certificates, 2012-CR3 A3	2.822%	10/15/45	960,000	1,001,419
Commercial Mortgage Pass-Through Certificates, 2013-CR12 AM	4.300%	10/10/46	3,443,000	3,808,801
Commercial Mortgage Pass-Through Certificates, 2013-CR12 B	4.762%	10/10/46	1,470,000	1,643,236	(c)
Commercial Mortgage Pass-Through Certificates, 2013-CR12 C	5.253%	10/10/46	730,000	771,807	(c)
Commercial Mortgage Pass-Through Certificates, 2013-WWP A2	3.424%	3/10/31	1,763,000	1,885,249	(a)
Commercial Mortgage Pass-Through Certificates, 2014-CR19 B	4.703%	8/10/47	10,190,000	11,100,696	(c)
Commercial Mortgage Pass-Through Certificates, 2014-SAVA D	3.543%	6/15/34	14,511,000	14,143,599	(a)(c)
Commercial Mortgage Trust, 2013-CR09 E	4.399%	7/10/45	3,000,000	2,271,527	(a)(c)
Commercial Mortgage Trust, 2013-CR12 E	5.253%	10/10/46	1,453,000	1,227,333	(a)(c)
Commercial Mortgage Trust, 2014-CR21 A3	3.528%	12/10/47	590,000	637,306
Commercial Mortgage Trust, 2014-CR21 C	4.565%	12/10/47	11,948,000	12,172,986	(c)
Commercial Mortgage Trust, 2015-DC1 B	4.035%	2/10/48	10,670,000	11,063,137	(c)
Commercial Mortgage Trust, 2015-DC1 C	4.498%	2/10/48	3,070,000	3,001,179	(c)
Connecticut Avenue Securities, 2014-C03 1M2	3.453%	7/25/24	82,960,000	78,181,570	(c)
Connecticut Avenue Securities, 2015-C01 2M2	5.003%	2/25/25	13,107,050	13,467,038	(c)
Connecticut Avenue Securities, 2015-C03 1M2	5.453%	7/25/25	39,300,000	39,533,395	(a)(c)
Connecticut Avenue Securities, 2016-C01 1M2	7.203%	8/25/28	15,330,000	16,841,201	(a)(c)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2016 Semi-Annual Report	29

Schedule of investments (unaudited) (cont’d)

June 30, 2016

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations — continued
Core Industrial Trust, 2015-TEXW F	3.977%	2/10/34	21,939,000	$19,350,327	(a)(c)
Countrywide Alternative Loan Trust, 2004-33 2A1	2.820%	12/25/34	15,787	15,412	(c)
Countrywide Alternative Loan Trust, 2006-006CB 1A4	5.500%	5/25/36	9,503,720	7,957,242
Countrywide Alternative Loan Trust, 2006-043CB 1A10	6.000%	2/25/37	8,388,186	6,686,744
Countrywide Alternative Loan Trust, 2006-0A01 2A1	0.658%	3/20/46	130,948	96,126	(c)
Countrywide Alternative Loan Trust, 2006-0A09 2A1B	0.648%	7/20/46	285,614	138,523	(c)
Countrywide Alternative Loan Trust, 2006-0A17 1A1A	0.643%	12/20/46	1,679,726	1,213,605	(c)
Countrywide Alternative Loan Trust, 2006-18CB A6, PAC	26.787%	7/25/36	12,811,982	18,775,476	(c)
Countrywide Alternative Loan Trust, 2006-23CB 2A6, PAC-11	26.587%	8/25/36	4,371,992	7,258,094	(c)
Countrywide Alternative Loan Trust, 2006-43CB 3A3, IO	6.177%	2/25/37	22,659,765	8,299,884	(c)
Countrywide Alternative Loan Trust, 2007-8CB A4	36.280%	5/25/37	1,680,050	3,274,228	(c)
Countrywide Home Loan Mortgage Pass-Through Trust, 2006-0A5 1A1	0.653%	4/25/46	2,387,226	1,901,067	(c)
Countrywide Home Loan Mortgage Pass-Through Trust, 2006-HYB1 2A1	2.632%	3/20/36	57,784	50,872	(c)
Countrywide Home Loans, 2006-R1 AF2	0.823%	1/25/36	3,918,649	3,423,376	(a)(c)
Countrywide Home Loans, 2006-R2 AS, IO	5.314%	7/25/36	29,155,628	4,575,515	(a)(c)
Credit Suisse Commercial Mortgage Trust, 2006-C5 AJ	5.373%	12/15/39	15,975,000	14,175,197
Credit Suisse Mortgage Trust, 2006-C3 AJ	6.296%	6/15/38	25,249,537	17,852,758	(c)
Credit Suisse Mortgage Trust, 2006-C4 AJ	5.538%	9/15/39	9,120,000	9,020,255	(c)
Credit Suisse Mortgage Trust, 2007-C2 AM	5.615%	1/15/49	4,869,000	4,957,990	(c)
Credit Suisse Mortgage Trust, 2007-C5 AM	5.869%	9/15/40	12,190,000	11,015,901	(c)
Credit Suisse Mortgage Trust, 2013-11R 2A3	5.743%	5/27/34	13,164,971	18,822,156	(a)(c)
Credit Suisse Mortgage Trust, 2014-USA A2	3.953%	9/15/37	18,020,000	19,697,826	(a)
Credit Suisse Mortgage Trust, 2014-USA B	4.185%	9/15/37	10,390,000	11,102,125	(a)
Credit Suisse Mortgage Trust, 2014-USA D	4.373%	9/15/37	10,650,000	10,267,994	(a)
Credit Suisse Mortgage Trust, 2014-USA E	4.373%	9/15/37	4,290,000	3,565,129	(a)
Credit Suisse Mortgage Trust, 2015-02R 7A1	2.384%	8/27/36	42,740,637	42,683,672	(a)(c)
Credit Suisse Mortgage Trust, 2015-03R 1A1	0.643%	7/29/37	21,531,293	20,147,153	(a)(c)
Credit Suisse Mortgage Trust, 2015-03R 1A2	0.643%	7/29/37	20,270,292	11,913,140	(a)(c)
Credit Suisse Mortgage Trust, 2015-04R 3A3	0.756%	10/27/36	48,456,954	19,654,581	(a)(c)
Credit Suisse Mortgage Trust, 2015-GLPA A	3.881%	11/15/37	9,520,000	10,528,114	(a)
Credit Suisse Mortgage Trust, 2015-SAMZ MZ	6.178%	8/15/22	18,500,000	17,060,163	(a)(c)
Credit Suisse Mortgage Trust, 2015-TOWN F	4.942%	3/15/17	15,000,000	14,404,435	(a)(c)
CSAIL Commercial Mortgage Trust, 2015-C4 F	3.500%	11/15/48	11,217,000	7,229,917	(a)
CSAIL Commercial Mortgage Trust, 2015-C4 G	3.500%	11/15/48	4,596,000	2,275,057	(a)
Downey Savings & Loan Association Mortgage Loan Trust, 2004-AR1 A2A	1.268%	9/19/44	132,462	125,737	(c)

See Notes to Financial Statements.

30	Western Asset Core Plus Bond Fund 2016 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations — continued
Equity Mortgage Trust, 2014-INNS D	2.798%	5/8/31	11,183,000	$10,811,968	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC), 2957 ZA, PAC	5.000%	3/15/35	24,297,877	27,195,921
Federal Home Loan Mortgage Corp. (FHLMC), 3242 SC, IO	5.848%	11/15/36	2,355,710	426,331	(c)
Federal Home Loan Mortgage Corp. (FHLMC), 3281 AI, IO	5.988%	2/15/37	11,807,926	2,411,755	(c)
Federal Home Loan Mortgage Corp. (FHLMC), 3368 AI, IO	5.588%	9/15/37	3,210,439	602,343	(c)
Federal Home Loan Mortgage Corp. (FHLMC), 3422 AI, IO	0.250%	1/15/38	2,310,169	27,052
Federal Home Loan Mortgage Corp. (FHLMC), 3621 SB, IO	5.788%	1/15/40	5,340,365	1,025,441	(c)
Federal Home Loan Mortgage Corp. (FHLMC), 3639 EY	5.000%	2/15/30	9,972,720	10,994,221
Federal Home Loan Mortgage Corp. (FHLMC), 3768 MB PAC	4.000%	12/15/39	27,950,934	30,354,136
Federal Home Loan Mortgage Corp. (FHLMC), 3806 CZ	5.500%	7/15/34	30,978,946	35,196,798
Federal Home Loan Mortgage Corp. (FHLMC), 3947 SG, IO	5.508%	10/15/41	16,440,989	2,723,478	(c)
Federal Home Loan Mortgage Corp. (FHLMC), 4054 SA, IO	5.608%	8/15/39	5,873,233	987,771	(c)
Federal Home Loan Mortgage Corp. (FHLMC), 4076 SW, IO	5.608%	7/15/42	1,898,009	475,377	(c)
Federal Home Loan Mortgage Corp. (FHLMC), 4092 AI, IO	3.000%	9/15/31	9,037,563	777,272
Federal Home Loan Mortgage Corp. (FHLMC), 4099 ST, IO	5.558%	8/15/42	2,783,199	516,690	(c)
Federal Home Loan Mortgage Corp. (FHLMC), 4119 IN, IO	3.500%	10/15/32	7,250,512	853,072
Federal Home Loan Mortgage Corp. (FHLMC), 4136 SE, IO	5.708%	11/15/42	2,300,300	458,953	(c)
Federal Home Loan Mortgage Corp. (FHLMC), 4136 SJ, IO	5.708%	11/15/42	2,128,230	393,912	(c)
Federal Home Loan Mortgage Corp. (FHLMC), 4146 DI, IO	3.000%	12/15/31	5,664,301	559,347
Federal Home Loan Mortgage Corp. (FHLMC), 4174 SA, IO	5.758%	5/15/39	6,262,284	920,793	(c)
Federal Home Loan Mortgage Corp. (FHLMC), 4203 PS, IO, PAC	5.808%	9/15/42	4,758,252	912,766	(c)
Federal Home Loan Mortgage Corp. (FHLMC), 4239 IO, IO	3.500%	6/15/27	7,746,901	862,069
Federal Home Loan Mortgage Corp. (FHLMC), 4298 PI, IO, PAC	4.000%	4/15/43	5,153,286	520,484
Federal Home Loan Mortgage Corp. (FHLMC), 4415 IO, IO	1.854%	4/15/41	18,464,593	1,303,213	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Reference REMIC, R007 ZA	6.000%	5/15/36	14,854,583	16,986,238
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 283 IO, IO	3.500%	10/15/27	1,898,486	204,766
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 328 S4, IO	1.962%	2/15/38	11,617,236	799,228	(c)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K007 X1, IO	1.328%	4/25/20	75,721,818	2,370,108	(c)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K008 X1, IO	1.795%	6/25/20	10,629,431	510,739	(c)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K015 X1, IO	1.790%	7/25/21	20,620,424	1,388,977	(c)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K016 X1, IO	1.703%	10/25/21	8,154,631	547,807	(c)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2016 Semi-Annual Report	31

Schedule of investments (unaudited) (cont’d)

June 30, 2016

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations — continued
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, KAIV X1, IO	1.332%	6/25/21	38,372,755	$1,961,811	(c)
Federal National Mortgage Association (FNMA), 2005-088 IP, IO	1.633%	10/25/35	6,263,254	404,162
Federal National Mortgage Association (FNMA), 2006-028 1P, IO	1.729%	4/25/36	4,463,393	272,271
Federal National Mortgage Association (FNMA), 2006-059 IP, IO	0.000%	7/25/36	7,372,401	601,914
Federal National Mortgage Association (FNMA), 2006-118 IP1, IO	0.000%	12/25/36	11,519,779	824,259
Federal National Mortgage Association (FNMA), 2006-118 IP2, IO	0.000%	12/25/36	11,385,647	712,644
Federal National Mortgage Association (FNMA), 2010-027 AS, IO	6.027%	4/25/40	4,526,688	1,020,031	(c)
Federal National Mortgage Association (FNMA), 2010-075 PU PAC	4.500%	4/25/39	3,778,843	3,809,226
Federal National Mortgage Association (FNMA), 2010-123 PM, PAC	4.000%	7/25/40	19,331,985	21,428,431
Federal National Mortgage Association (FNMA), 2011-059 NZ	5.500%	7/25/41	1,315,704	1,557,038
Federal National Mortgage Association (FNMA), 2011-099 KS, IO	6.247%	10/25/26	2,611,554	409,835	(c)
Federal National Mortgage Association (FNMA), 2012-028 B	6.500%	6/25/39	4,619,261	5,173,914
Federal National Mortgage Association (FNMA), 2012-046 BA	6.000%	5/25/42	8,898,118	10,184,868
Federal National Mortgage Association (FNMA), 2012-051 B	7.000%	5/25/42	14,379,596	16,884,397
Federal National Mortgage Association (FNMA), 2012-070 IW, IO	3.000%	2/25/27	2,267,688	189,828
Federal National Mortgage Association (FNMA), 2012-070 YS, IO	6.197%	2/25/41	3,258,605	435,821	(c)
Federal National Mortgage Association (FNMA), 2012-074 AI, IO	3.000%	7/25/27	8,271,954	816,158
Federal National Mortgage Association (FNMA), 2012-074 OA, PO	0.000%	3/25/42	812,082	735,238
Federal National Mortgage Association (FNMA), 2012-074 SA, IO	6.197%	3/25/42	9,205,812	1,685,013	(c)
Federal National Mortgage Association (FNMA), 2012-075 AO, PO	0.000%	3/25/42	485,918	439,937
Federal National Mortgage Association (FNMA), 2012-075 NS, IO	6.147%	7/25/42	1,362,956	255,891	(c)
Federal National Mortgage Association (FNMA), 2012-093 IB, IO	3.000%	9/25/27	8,322,642	818,626
Federal National Mortgage Association (FNMA), 2012-093 SG, IO	5.647%	9/25/42	4,272,875	792,233	(c)
Federal National Mortgage Association (FNMA), 2012-093 UI, IO	3.000%	9/25/27	3,045,004	287,044

See Notes to Financial Statements.

32	Western Asset Core Plus Bond Fund 2016 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations — continued
Federal National Mortgage Association (FNMA), 2012-124 SE, IO	5.697%	11/25/42	4,786,948	$956,228	(c)
Federal National Mortgage Association (FNMA), 2012-128 SL, IO	5.697%	11/25/42	4,137,862	975,922	(c)
Federal National Mortgage Association (FNMA), 2012-128 SQ, IO	5.697%	11/25/42	6,295,295	1,413,077	(c)
Federal National Mortgage Association (FNMA), 2012-133 CS, IO	5.697%	12/25/42	6,620,462	1,240,317	(c)
Federal National Mortgage Association (FNMA), 2012-133 SA, IO	5.697%	12/25/42	2,135,101	416,828	(c)
Federal National Mortgage Association (FNMA), 2012-134 MS, IO	5.697%	12/25/42	5,902,203	1,366,011	(c)
Federal National Mortgage Association (FNMA), 2012-134 SK, IO	5.697%	12/25/42	17,753,107	3,707,286	(c)
Federal National Mortgage Association (FNMA), 2012-139 DI, IO	3.000%	12/25/27	10,260,483	913,912
Federal National Mortgage Association (FNMA), 2012-M14 X1, IO	4.382%	2/25/17	62,025,825	705,457	(c)
Federal National Mortgage Association (FNMA), 2013-009 BC	6.500%	7/25/42	11,938,941	13,928,739
Federal National Mortgage Association (FNMA), 2013-009 CB	5.500%	4/25/42	31,108,807	34,868,685
Federal National Mortgage Association (FNMA), 2013-009 SA, IO	5.697%	3/25/42	10,014,460	1,824,100	(c)
Federal National Mortgage Association (FNMA), 2013-014 IG, IO	4.000%	3/25/43	15,994,831	1,329,238
Federal National Mortgage Association (FNMA), 2013-026 HI, IO	3.000%	4/25/32	9,003,462	731,268
Federal National Mortgage Association (FNMA), 2013-029 QI, IO	4.000%	4/25/43	17,331,758	2,170,860
Federal National Mortgage Association (FNMA), 2013-070 JZ	3.000%	7/25/43	1	1
Federal National Mortgage Association (FNMA), 2013-1 YI, IO	3.000%	2/25/33	18,777,880	2,585,936
Federal National Mortgage Association (FNMA), 2014-047 AI, IO	1.915%	8/25/44	35,264,199	2,406,108	(c)
Federal National Mortgage Association (FNMA), 2015-37 ST, IO	5.167%	6/25/45	20,331,331	3,700,160	(c)
Federal National Mortgage Association (FNMA), 2015-55 IO, IO	1.714%	8/25/55	33,656,036	1,856,820	(c)
Federal National Mortgage Association (FNMA), 2015-56 AS, IO	5.697%	8/25/45	5,127,908	1,389,736	(c)
Federal National Mortgage Association (FNMA), 2015-60 SA, IO	5.697%	8/25/45	10,633,756	2,443,562	(c)
Federal National Mortgage Association (FNMA) STRIPS, 384 14, IO	5.500%	1/25/40	1,338,460	229,360
Federal National Mortgage Association (FNMA) STRIPS, 390 C3, IO	6.000%	7/25/38	2,530,055	507,169
Federal National Mortgage Association (FNMA) STRIPS, 407 22, IO	5.000%	1/25/39	999,466	155,793

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2016 Semi-Annual Report	33

Schedule of investments (unaudited) (cont’d)

June 30, 2016

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations — continued
Federal National Mortgage Association (FNMA) STRIPS, 407 23, IO	5.000%	1/25/39	518,853	$78,960	(c)
Federal National Mortgage Association (FNMA) STRIPS, 407 27, IO	5.500%	1/25/39	464,391	71,019	(c)
Federal National Mortgage Association (FNMA) STRIPS, 407 34, IO	5.000%	1/25/38	644,156	101,760
Federal National Mortgage Association (FNMA) STRIPS, 407 41, IO	6.000%	1/25/38	2,913,771	546,671
Federal National Mortgage Association (FNMA) STRIPS, 409 C01, IO	3.000%	11/25/26	9,788,692	845,436
Federal National Mortgage Association (FNMA) STRIPS, 409 C02, IO	3.000%	4/25/27	465,930	39,979
Federal National Mortgage Association (FNMA) STRIPS, 409 C13, IO	3.500%	11/25/41	9,269,910	1,329,970
Federal National Mortgage Association (FNMA) STRIPS, 409 C18, IO	4.000%	4/25/42	6,020,731	1,011,255
Federal National Mortgage Association (FNMA) STRIPS, 409 C22, IO	4.500%	11/25/39	3,200,129	507,680
First Horizon Alternative Mortgage Securities Trust, 2006-FA8 1A8	0.823%	2/25/37	121,184	54,592	(c)
First Horizon Alternative Mortgage Securities Trust, 2007-FA3 A1	0.783%	6/25/37	13,118,975	6,934,406	(c)
FREMF Mortgage Trust, 2012-K20 X2A, IO	0.200%	5/25/45	195,197,994	1,809,075	(a)
FREMF Mortgage Trust, 2015-K47 B	3.724%	6/25/48	10,110,000	9,662,593	(a)(c)
GAHR Commericial Mortgage Trust, 2015-NRF BFX	3.495%	12/15/34	4,670,000	4,808,491	(a)(c)
GE Business Loan Trust, 2007-1A A	0.612%	4/16/35	9,597,137	8,804,114	(a)(c)
GE Capital Commercial Mortgage Corp., 2007-C1 AJ	5.677%	12/10/49	38,807,000	24,745,287	(c)
Government National Mortgage Association (GNMA), 2006-016 GS, IO	6.542%	4/20/36	1,244,915	233,991	(c)
Government National Mortgage Association (GNMA), 2010-031 GS, IO, PAC-1	6.052%	3/20/39	1,634,479	121,312	(c)
Government National Mortgage Association (GNMA), 2010-042 BS, IO	6.032%	4/20/40	1,036,831	155,792	(c)
Government National Mortgage Association (GNMA), 2010-042 PC, PAC	5.000%	7/20/39	7,100,000	8,171,747
Government National Mortgage Association (GNMA), 2010-085 HS, IO, PAC	6.202%	1/20/40	697,260	80,735	(c)
Government National Mortgage Association (GNMA), 2010-086 PB, PAC	4.500%	10/20/39	40,000,000	42,987,888
Government National Mortgage Association (GNMA), 2010-101 NI, IO, PAC	5.000%	11/20/36	766,961	5,882
Government National Mortgage Association (GNMA), 2010-116 MH	5.000%	7/20/40	29,126,099	33,350,429

See Notes to Financial Statements.

34	Western Asset Core Plus Bond Fund 2016 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations — continued
Government National Mortgage Association (GNMA), 2010-118, IO	0.499%	4/16/53	4,241,861	$96,733	(c)
Government National Mortgage Association (GNMA), 2010-H10 FC	1.450%	5/20/60	890,362	900,655	(c)
Government National Mortgage Association (GNMA), 2010-H26 LF	0.786%	8/20/58	2,212,654	2,190,316	(c)
Government National Mortgage Association (GNMA), 2010-H27 FA	0.816%	12/20/60	433,436	428,899	(c)
Government National Mortgage Association (GNMA), 2010-H28 FE	0.836%	12/20/60	10,713,505	10,620,200	(c)
Government National Mortgage Association (GNMA), 2011-140 AI, IO	4.000%	10/16/26	674,844	60,750
Government National Mortgage Association (GNMA), 2011-H06 FA	0.886%	2/20/61	2,930,652	2,909,370	(c)
Government National Mortgage Association (GNMA), 2011-H08 FG	0.916%	3/20/61	10,529,688	10,466,230	(c)
Government National Mortgage Association (GNMA), 2011-H09 AF	0.936%	3/20/61	8,881,870	8,834,165	(c)
Government National Mortgage Association (GNMA), 2012-034 SA, IO	5.602%	3/20/42	3,067,284	637,259	(c)
Government National Mortgage Association (GNMA), 2012-066 CI, IO	3.500%	2/20/38	10,491,754	755,561
Government National Mortgage Association (GNMA), 2012-081 AI, IO	3.500%	4/20/27	4,258,978	316,459
Government National Mortgage Association (GNMA), 2012-098 SA, IO	5.658%	8/16/42	6,494,199	1,014,847	(c)
Government National Mortgage Association (GNMA), 2013-150 IA, IO	1.733%	11/20/42	4,757,759	230,665	(c)
Government National Mortgage Association (GNMA), 2013-178 IO, IO	0.916%	6/16/55	24,931,856	1,249,994	(c)
Government National Mortgage Association (GNMA), 2014-022 IA, IO	2.226%	9/20/43	166,029	5,745	(c)
Government National Mortgage Association (GNMA), 2014-089 IO, IO	0.922%	1/16/57	83,909,774	6,584,014	(c)
Government National Mortgage Association (GNMA), 2014-117 SJ, IO, PAC	5.152%	8/20/44	921,424	118,215	(c)
Government National Mortgage Association (GNMA), 2014-160 EI, IO	4.000%	7/16/26	12,260,294	1,262,891
Government National Mortgage Association (GNMA), 2014-176 IA, IO	4.000%	11/20/44	1,938,058	247,902
GreenPoint Mortgage Funding Trust, 2005-AR4 1A2A	0.773%	10/25/45	3,833,552	3,036,435	(c)
Greenpoint Mortgage Funding Trust, 2005-ARS 2A1	0.733%	11/25/45	22,783,356	12,528,394	(c)
Greenpoint Mortgage Funding Trust, 2006-AR3 3A1	0.683%	4/25/36	1,433,403	1,249,683	(c)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2016 Semi-Annual Report	35

Schedule of investments (unaudited) (cont’d)

June 30, 2016

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations — continued
GS Mortgage Securities Corp., 2015-2R C	1.286%	6/26/36	15,637,396	$10,287,350	(a)(c)
GS Mortgage Securities Trust, 2007-GG10 AM	5.988%	8/10/45	37,225,000	33,610,449	(c)
GS Mortgage Securities Trust, 2011-GC5 X4, IO	1.590%	8/10/44	197,604	10,176	(a)(c)
GS Mortgage Securities Trust, 2013-GC14 F	4.927%	8/10/46	2,034,950	1,647,447	(a)(c)
GS Mortgage Securities Trust, 2013-GC16 B	5.161%	11/10/46	4,302,000	4,919,329	(c)
GS Mortgage Securities Trust, 2015-GC28	4.473%	2/10/48	5,800,000	4,234,060	(a)(c)
GS Mortgage Securities Trust, 2015-GC30 B	4.150%	5/10/50	16,340,000	16,292,067	(c)
GS Mortgage Securities Trust, 2015-GS1 E	4.570%	11/10/48	10,015,000	6,413,345	(a)(c)
GS Mortgage Securities Trust, 2015-GS1 F	4.570%	11/10/48	5,107,000	2,805,214	(a)(c)
GSMPS Mortgage Loan Trust, 2005-RP2 1AF	0.803%	3/25/35	8,815,292	7,436,667	(a)(c)
GSR Mortgage Loan Trust, 2005-AR7 1A1	3.024%	11/25/35	1,418,151	1,265,716	(c)
HarborView Mortgage Loan Trust, 2005-3	0.688%	6/19/35	7,346,924	6,454,311	(c)
HarborView Mortgage Loan Trust, 2005-7 1A1	2.528%	6/19/45	3,034,533	1,830,566	(c)
HarborView Mortgage Loan Trust, 2006-02	2.954%	2/25/36	1,830,002	1,495,093	(c)
HarborView Mortgage Loan Trust, 2006-07 2A1A	0.648%	9/19/46	2,098,221	1,530,871	(c)
HarborView Mortgage Loan Trust, 2006-13 A	0.628%	11/19/46	350,152	256,675	(c)
HarborView Mortgage Loan Trust, 2007-4 2A1	0.668%	7/19/47	411,116	331,376	(c)
Hyatt Hotel Portfolio Trust, 2014-HYMZ M	6.667%	11/15/16	16,790,000	16,326,614	(a)(c)
IMPAC CMB Trust, 2003-4 1A1	1.093%	10/25/33	24,555	24,022	(c)
IMPAC CMB Trust, 2005-7 A1	0.973%	11/25/35	5,132,826	4,162,661	(c)
IMPAC CMB Trust, 2007-A A	0.703%	5/25/37	13,316,448	12,041,998	(a)(c)
IMPAC Secured Assets Corp., 2005-1 5A1	0.723%	7/25/35	32,776	21,817	(c)
Indymac Index Mortgage Loan Trust, 2005-AR1 1A1	2.971%	3/25/35	127,999	122,374	(c)
Indymac Index Mortgage Loan Trust, 2005-AR13	2.942%	8/25/35	294,473	220,147	(c)
Indymac Index Mortgage Loan Trust, 2006-AR02 1A1B	0.663%	4/25/46	8,063,085	5,851,819	(c)
Jefferies & Co., 2015-R1 A2	0.593%	12/26/36	18,386,177	7,038,670	(a)(c)
JPMBB Commercial Mortgage Securities Trust, 2013-C15 C	5.212%	11/15/45	3,120,000	3,344,722	(c)
JPMBB Commercial Mortgage Securities Trust, 2013-C17 B	5.050%	1/15/47	1,602,000	1,799,199	(c)
JPMBB Commercial Mortgage Securities Trust, 2014-C25 AS	4.065%	11/15/47	6,420,000	7,013,357
JPMBB Commercial Mortgage Securities Trust, 2015-C30 B	4.456%	7/15/48	19,881,000	19,653,424	(c)
JPMBB Commercial Mortgage Securities Trust, 2015-C31 B	4.772%	8/15/48	14,743,000	15,014,806	(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2006-CB16 AJ	5.623%	5/12/45	25,860,000	25,551,475
JPMorgan Chase Commercial Mortgage Securities Trust, 2006-LDP7 AJ	6.184%	4/17/45	14,275,000	10,567,915	(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2006-LDP9 AJ	5.411%	5/15/47	21,126,785	16,990,160
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-CB18 AJ	5.502%	6/12/47	26,891,841	24,460,012	(c)

See Notes to Financial Statements.

36	Western Asset Core Plus Bond Fund 2016 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations — continued
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-CB19 AJ	5.887%	2/12/49	18,538,056	$15,803,693	(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-LD12 AJ	6.203%	2/15/51	1,120,000	1,060,739	(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-LDPX AJFX	5.438%	1/15/49	47,100,000	21,190,568	(a)
JPMorgan Chase Commercial Mortgage Securities Trust, 2011-C5 A3	4.171%	8/15/46	558,000	609,364
JPMorgan Chase Commercial Mortgage Securities Trust, 2014-CBMZ M	6.667%	10/15/19	8,200,000	7,958,913	(a)(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2014-PHH E	3.742%	8/15/27	2,460,000	2,419,546	(a)(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2015-FL7 D	4.192%	5/15/28	19,808,248	17,915,730	(a)(c)
JPMorgan Reremic, 2014-6 8A2	0.626%	10/27/36	15,902,258	8,801,800	(a)(c)
JPMorgan Reremic, 2015-1 4A1	0.748%	9/27/36	22,125,642	20,516,750	(a)(c)
JPMorgan Reremic, 2015-1 4A2	0.485%	9/27/36	14,580,179	7,710,390	(a)(c)
LB-UBS Commercial Mortgage Trust, 2001-C3 X, IO, STRIPS	0.567%	6/15/36	747,456	2,137	(a)(c)(f)
Lehman Mortgage Trust, 2006-7 2A5, IO	6.097%	11/25/36	34,153,607	9,632,735	(c)
Lehman Mortgage Trust, 2006-7 3A4, IO	6.697%	11/25/36	9,075,625	3,805,709	(c)
Lehman Mortgage Trust, 2006-8 2A2, IO	6.127%	12/25/36	8,880,816	2,833,034	(c)
Lone Star Portfolio Trust	7.414%	9/15/20	13,708,940	12,928,523	(a)
Lone Star Portfolio Trust, 2015-LSP F	7.335%	9/15/28	13,844,281	13,136,245	(a)(c)
Luminent Mortgage Trust, 2006-4 A1A	0.643%	5/25/46	271,198	202,951	(c)
Luminent Mortgage Trust, 2006-7 2A1	0.616%	12/25/36	2,286,297	1,810,372	(c)
MASTR Adjustable Rate Mortgages Trust, 2004-04 3A1	2.657%	5/25/34	648,115	635,773	(c)
MASTR Adjustable Rate Mortgages Trust, 2004-06 5A1	3.396%	7/25/34	570,428	535,782	(c)
MASTR Adjustable Rate Mortgages Trust, 2006-0A1 1A1	0.663%	4/25/46	260,206	183,507	(c)
MASTR Reperforming Loan Trust, 2005-1 1A1	6.000%	8/25/34	2,090,966	1,998,344	(a)
MASTR Reperforming Loan Trust, 2005-1 1A3	7.000%	8/25/34	3,279,459	3,332,170	(a)
MASTR Reperforming Loan Trust, 2005-2 1A1F	0.803%	5/25/35	3,258,327	2,559,368	(a)(c)
MASTR Reperforming Loan Trust, 2006-1 1A1F	0.813%	7/25/35	32,036,670	26,589,904	(a)(c)
ML-CFC Commercial Mortgage Trust, 2007-5 AJ	5.450%	8/12/48	18,354,899	16,389,229	(c)
ML-CFC Commercial Mortgage Trust, 2007-5 AJFL	5.450%	8/12/48	2,900,000	2,592,295	(a)(c)
ML-CFC Commercial Mortgage Trust, 2007-9 AJ	6.193%	9/12/49	12,374,000	10,023,702	(c)
Morgan Stanley Bank of America Merrill Lynch Trust, 2013-C07 AS	3.214%	2/15/46	1,283,000	1,343,064
Morgan Stanley Bank of America Merrill Lynch Trust, 2013-C10 A4	4.219%	7/15/46	110,000	123,477	(c)
Morgan Stanley Capital I Trust, 2007-IQ13 AJ	5.438%	3/15/44	27,115,430	23,535,496

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2016 Semi-Annual Report	37

Schedule of investments (unaudited) (cont’d)

June 30, 2016

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations — continued
Morgan Stanley Mortgage Loan Trust, 2004-05AR 2A	3.032%	7/25/34	53,526	$52,551	(c)
Morgan Stanley Mortgage Loan Trust, 2004-08AR 4A1	2.681%	10/25/34	3,663	3,588	(c)
Morgan Stanley Mortgage Loan Trust, 2005-03AR 2A2	2.880%	7/25/35	2,730,026	2,447,821	(c)
Morgan Stanley Reremic Trust, 2014-R2 1B	1.187%	12/26/46	22,973,289	10,966,185	(a)(c)
Morgan Stanley Reremic Trust, 2014-R4 2B	2.956%	8/26/34	9,581,043	6,698,912	(a)(c)
Morgan Stanley Reremic Trust, 2015-R3 7A1	1.180%	4/26/47	33,582,086	32,605,287	(a)(c)
Morgan Stanley Reremic Trust, 2015-R4 1B	0.696%	8/26/47	34,710,119	14,288,178	(a)(c)
Morgan Stanley Reremic Trust, 2015-R5 2B	0.671%	10/26/46	15,010,552	9,024,083	(a)(c)
Morgan Stanley Reremic Trust, 2015-R7 1BXA	10.810%	2/26/29	18,137,842	19,374,408	(a)(c)
Mortgage IT Trust, 2005-2 1A1	0.713%	5/25/35	40,296	39,264	(c)
Mortgage Loan Resecuritization Trust, 2009-RS1 A85	0.774%	4/16/36	72,172,563	58,201,824	(a)(c)
Motel 6 Trust, 2015-MTL6 F	5.000%	2/5/30	29,740,000	27,998,393	(a)
Multifamily Trust, 2016-1 B	9.783%	4/25/46	9,890,077	10,806,156	(a)(c)
Nomura Asset Acceptance Corp., 2005-AP2 A5	4.976%	5/25/35	109,938	88,638
Nomura Resecuritization Trust, 2015-5R 3A5	0.706%	2/26/46	11,997,684	5,661,894	(a)(c)
PFP III, 2014-1 D	4.542%	6/14/31	1,550,000	1,549,606	(a)(c)
Prime Mortgage Trust, 2005-2 2A1	6.615%	10/25/32	264,509	276,409	(c)
Prime Mortgage Trust, 2006-1 3A2, IO	6.697%	6/25/36	17,937,383	4,054,675	(c)
Prime Mortgage Trust, 2006-DR1 2A2	6.000%	5/25/35	41,733,798	39,878,973	(a)
RBSGC Mortgage Pass-Through Certificates, 2007-B 1A4	0.903%	1/25/37	14,678,050	8,469,862	(c)
RBSSP Resecuritization Trust, 2009-12 9A2	2.893%	3/25/36	13,381,504	9,748,563	(a)(c)
Residential Accredit Loans Inc., 2006-QO1 3A1	0.723%	2/25/46	8,421,333	4,720,861	(c)
Residential Accredit Loans Inc., 2006-QO3 A1	0.663%	4/25/46	15,450,845	6,703,707	(c)
Residential Accredit Loans Inc., 2006-QO3 A2	0.713%	4/25/46	3,824,038	1,685,975	(c)
Residential Accredit Loans Inc., 2006-QS13 1A2, IO	6.707%	9/25/36	29,087,962	7,739,591	(c)
Residential Accredit Loans Inc., 2007-QS4 3A9	6.000%	3/25/37	4,258,528	3,674,226
Residential Asset Mortgage Products Inc., 2004-SL4 A5	7.500%	7/25/32	753,926	677,758
Residential Asset Mortgage Products Inc., 2005-SL1 A7	8.000%	5/25/32	439,137	377,181
Residential Asset Securitization Trust, 2003-A14 A1	4.750%	2/25/19	93,988	95,051
Residential Asset Securitization Trust, 2004-A2 1A3, PAC	0.853%	5/25/34	23,170	21,426	(c)
Residential Asset Securitization Trust, 2007-A3 2A2, IO	6.237%	4/25/37	53,994,030	15,976,337	(c)
Structured ARM Loan Trust, 2004-08 1A1	2.623%	7/25/34	2,663	2,650	(c)
Structured ARM Loan Trust, 2004-09XS A	0.823%	7/25/34	65,766	63,010	(c)
Structured ARM Loan Trust, 2005-19XS 2A1	0.753%	10/25/35	723,717	640,106	(c)
Structured Asset Mortgage Investments Inc., 2003-AR1 A1	1.188%	10/19/33	253,726	235,218	(c)
Structured Asset Mortgage Investments Inc., 2006-AR3 11A1	0.663%	4/25/36	2,503,347	1,782,670	(c)
Structured Asset Mortgage Investments Inc., 2006-AR6 1A1	0.633%	7/25/46	234,865	184,610	(c)
Structured Asset Securities Corp., 2002-9 A2	1.053%	10/25/27	38,609	37,528	(c)

See Notes to Financial Statements.

38	Western Asset Core Plus Bond Fund 2016 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations — continued
Structured Asset Securities Corp., 2005-RF1 A	0.803%	3/25/35	55,710	$45,512	(a)(c)
Suntrust Alternative Loan Trust, 2006-1F 3A	0.803%	4/25/36	23,835,878	8,556,892	(c)
Voyager BRSTN Delaware Trust, 2009-1 UAU7	0.703%	12/26/36	2,897,012	2,810,459	(a)(c)
Wachovia Bank Commercial Mortgage Trust, 2007-C30 AMFL	0.646%	12/15/43	2,125,000	2,044,987	(a)(c)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2002-AR19 A6	2.576%	2/25/33	60,538	59,507	(c)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2003-AR9 1A7	2.514%	9/25/33	19,158	19,338	(c)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR13 A1A1	0.743%	10/25/45	3,400,945	3,144,647	(c)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR15 A1A1	0.713%	11/25/45	8,458,390	7,700,322	(c)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR15 A1C3	0.933%	11/25/45	59,655,876	31,926,262	(c)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR19 A1A1	0.723%	12/25/45	10,749,727	9,864,457	(c)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2006-5 1A4, IO	4.947%	7/25/36	19,434,391	6,007,448	(c)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2007-HY4 4A1	2.420%	9/25/36	298,931	265,010	(c)
Waterfall Commercial Mortgage Trust, 2015-SBC5 A	4.104%	9/14/22	72,884,122	70,060,445	(a)(c)(f)
Wells Fargo Alternative Loan Trust, 2007-PA1 A12, IO	5.007%	3/25/37	28,360,775	5,159,645	(c)(f)
Wells Fargo Alternative Loan Trust, 2007-PA2 2A1	0.883%	6/25/37	11,185,499	7,923,427	(c)
Wells Fargo Commercial Mortgage Trust, 2013-LC12 B	4.433%	7/15/46	450,000	494,320	(c)
Wells Fargo Commercial Mortgage Trust, 2013-LC12 E	3.500%	7/15/46	1,753,000	1,239,663	(a)
Wells Fargo Commercial Mortgage Trust, 2014-LC18 AS	3.808%	12/15/47	5,630,000	6,068,190
Wells Fargo Commercial Mortgage Trust, 2015-C26	3.580%	2/15/48	18,590,000	19,663,119
Wells Fargo Commercial Mortgage Trust, 2015-C28 A4	3.540%	5/15/48	10,550,000	11,390,574
Wells Fargo Commercial Mortgage Trust, 2015-NXS1 A5	3.148%	5/15/48	16,050,000	16,912,395
Wells Fargo Commercial Mortgage Trust, 2015-NXS1 B	3.658%	5/15/48	16,700,000	17,373,508	(c)
Wells Fargo Mortgage Loan Trust, 2010-RR4 2A1	3.148%	8/27/35	120,692	120,507	(a)
Wells Fargo Mortgage-Backed Securities Trust, 2004-Y 1A2	2.800%	11/25/34	79,567	78,410	(c)
WF-RBS Commercial Mortgage Trust, 2012-C7 XA, IO	1.667%	6/15/45	200,950	13,550	(a)(c)
WF-RBS Commercial Mortgage Trust, 2013-C14 D	4.131%	6/15/46	4,790,000	4,218,622	(a)(c)
WF-RBS Commercial Mortgage Trust, 2014-C19 B	4.723%	3/15/47	270,000	299,986	(c)
WF-RBS Commercial Mortgage Trust, 2014-C19 XA, IO	1.424%	3/15/47	52,386,899	3,290,201	(c)
WF-RBS Commercial Mortgage Trust, 2014-C24 D	3.692%	11/15/47	5,830,000	4,136,888	(a)
Total Collateralized Mortgage Obligations (Cost — $2,474,104,715)				2,393,987,410

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2016 Semi-Annual Report	39

Schedule of investments (unaudited) (cont’d)

June 30, 2016

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Mortgage-Backed Securities — 14.8%
FHLMC — 1.9%
Federal Home Loan Mortgage Corp. (FHLMC)	2.476%	8/1/35	1,531,990	$1,618,415	(c)
Federal Home Loan Mortgage Corp. (FHLMC)	2.341%	9/1/35	191,060	201,813	(c)
Federal Home Loan Mortgage Corp. (FHLMC)	2.734%	9/1/35	902,574	956,501	(c)
Federal Home Loan Mortgage Corp. (FHLMC)	2.561%	10/1/35	977,381	1,032,747	(c)
Federal Home Loan Mortgage Corp. (FHLMC)	2.598%	12/1/35	1,156,174	1,232,450	(c)
Federal Home Loan Mortgage Corp. (FHLMC)	2.795%	1/1/36	156,036	165,195	(c)
Federal Home Loan Mortgage Corp. (FHLMC)	2.085%	2/1/37	47,643	49,416	(c)
Federal Home Loan Mortgage Corp. (FHLMC)	2.247%	2/1/37-5/1/37	176,654	182,826	(c)
Federal Home Loan Mortgage Corp. (FHLMC)	2.525%	5/1/37	1,835,831	1,939,694	(c)
Federal Home Loan Mortgage Corp. (FHLMC)	2.995%	5/1/37	98,022	104,496	(c)
Federal Home Loan Mortgage Corp. (FHLMC)	3.305%	5/1/37	800,544	844,810	(c)
Federal Home Loan Mortgage Corp. (FHLMC)	2.599%	6/1/37	95,129	100,541	(c)
Federal Home Loan Mortgage Corp. (FHLMC)	3.230%	6/1/37	407,643	427,354	(c)
Federal Home Loan Mortgage Corp. (FHLMC)	2.456%	7/1/37	1,299,003	1,383,153	(c)
Federal Home Loan Mortgage Corp. (FHLMC)	2.675%	8/1/37	1,542,072	1,639,452	(c)
Federal Home Loan Mortgage Corp. (FHLMC), Gold	6.000%	7/1/16-11/1/36	197,592	208,388
Federal Home Loan Mortgage Corp. (FHLMC), Gold	6.500%	7/1/16-9/1/39	5,694,576	6,659,021
Federal Home Loan Mortgage Corp. (FHLMC), Gold	7.000%	10/1/16-3/1/39	1,528,504	1,780,062
Federal Home Loan Mortgage Corp. (FHLMC), Gold	5.500%	7/1/20-12/1/38	7,380,097	8,282,796
Federal Home Loan Mortgage Corp. (FHLMC), Gold	4.000%	10/1/25-8/1/43	55,888,578	60,709,277
Federal Home Loan Mortgage Corp. (FHLMC), Gold	2.500%	6/1/27	4,282,188	4,436,748
Federal Home Loan Mortgage Corp. (FHLMC), Gold	3.500%	8/1/33-3/1/45	102,458,573	109,310,734
Federal Home Loan Mortgage Corp. (FHLMC), Gold	5.000%	3/1/38-11/1/41	19,533,841	21,650,321
Federal Home Loan Mortgage Corp. (FHLMC), Gold	3.000%	1/1/43-5/1/43	7,788,105	8,091,322
Federal Home Loan Mortgage Corp. (FHLMC), Gold	4.500%	11/1/44	5,216,588	5,792,908
Federal Home Loan Mortgage Corp. (FHLMC), Gold	3.500%	8/11/46	84,600,000	89,081,160	(j)
Total FHLMC				327,881,600
FNMA — 9.3%
Federal National Mortgage Association (FNMA)	5.500%	1/1/17-5/1/40	7,833,818	8,838,841
Federal National Mortgage Association (FNMA)	6.500%	6/1/17-5/1/40	24,213,448	27,860,073
Federal National Mortgage Association (FNMA)	9.500%	11/1/21	78	84
Federal National Mortgage Association (FNMA)	4.500%	7/1/23-2/1/45	291,218,750	321,554,260
Federal National Mortgage Association (FNMA)	6.000%	4/1/24-2/1/41	48,321,802	55,586,616
Federal National Mortgage Association (FNMA)	2.810%	4/1/25	3,140,000	3,298,664
Federal National Mortgage Association (FNMA)	2.500%	1/1/28-10/1/42	18,760,714	19,313,948
Federal National Mortgage Association (FNMA)	7.000%	8/1/29-2/1/39	7,914,121	9,157,420
Federal National Mortgage Association (FNMA)	7.500%	11/1/29	4,122	4,888

See Notes to Financial Statements.

40	Western Asset Core Plus Bond Fund 2016 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
FNMA — continued
Federal National Mortgage Association (FNMA)	3.000%	8/16/31	20,500,000	$21,468,946	(j)
Federal National Mortgage Association (FNMA)	3.500%	8/16/31	114,800,000	121,501,404	(j)
Federal National Mortgage Association (FNMA)	5.000%	7/1/33-9/1/41	84,648,473	94,892,030
Federal National Mortgage Association (FNMA)	3.500%	9/1/33-1/1/46	261,211,664	276,497,907
Federal National Mortgage Association (FNMA)	3.015%	5/1/35	665,673	698,138	(c)
Federal National Mortgage Association (FNMA)	2.802%	6/1/35	302,192	319,546	(c)
Federal National Mortgage Association (FNMA)	3.303%	6/1/35	2,735,356	2,922,547	(c)
Federal National Mortgage Association (FNMA)	2.378%	8/1/35	226,820	239,686	(c)
Federal National Mortgage Association (FNMA)	2.443%	9/1/35	991,658	1,049,627	(c)
Federal National Mortgage Association (FNMA)	2.548%	9/1/35	1,593,149	1,684,088	(c)
Federal National Mortgage Association (FNMA)	2.375%	10/1/35	277,781	293,323	(c)
Federal National Mortgage Association (FNMA)	2.403%	10/1/35	426,643	447,709	(c)
Federal National Mortgage Association (FNMA)	2.611%	10/1/35	334,418	353,642	(c)
Federal National Mortgage Association (FNMA)	3.241%	10/1/35	652,715	692,656	(c)
Federal National Mortgage Association (FNMA)	2.330%	11/1/35	52,186	54,443	(c)
Federal National Mortgage Association (FNMA)	2.377%	11/1/35	75,819	78,957	(c)
Federal National Mortgage Association (FNMA)	2.390%	11/1/35	51,838	54,429	(c)
Federal National Mortgage Association (FNMA)	2.406%	11/1/35	55,733	58,136	(c)
Federal National Mortgage Association (FNMA)	2.425%	11/1/35	63,382	66,251	(c)
Federal National Mortgage Association (FNMA)	2.705%	12/1/35	455,393	480,958	(c)
Federal National Mortgage Association (FNMA)	3.032%	2/1/36	93,472	98,483	(c)
Federal National Mortgage Association (FNMA)	2.115%	2/1/37	4,323,127	4,485,207	(c)
Federal National Mortgage Association (FNMA)	1.748%	8/1/37	210,919	216,555	(c)
Federal National Mortgage Association (FNMA)	2.373%	8/1/37	224,185	233,977	(c)
Federal National Mortgage Association (FNMA)	2.544%	11/1/37	58,201	60,928	(c)
Federal National Mortgage Association (FNMA)	4.000%	9/1/40-1/1/45	304,618,585	330,131,611
Federal National Mortgage Association (FNMA)	3.000%	11/1/42-2/1/43	13,607,104	14,171,678
Federal National Mortgage Association (FNMA)	4.000%	7/14/46	270,200,000	289,697,308	(j)
Federal National Mortgage Association (FNMA)	5.000%	7/14/46	27,900,000	30,998,624	(j)
Total FNMA				1,639,563,588
GNMA — 3.6%
Government National Mortgage Association (GNMA)	7.500%	3/15/23-9/15/31	42,362	46,806
Government National Mortgage Association (GNMA)	7.000%	9/15/23-7/15/31	119,037	133,256
Government National Mortgage Association (GNMA)	8.500%	11/15/27	1,934	1,943
Government National Mortgage Association (GNMA)	6.500%	4/15/28-3/15/39	5,187,922	6,081,007

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2016 Semi-Annual Report	41

Schedule of investments (unaudited) (cont’d)

June 30, 2016

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
GNMA — continued
Government National Mortgage Association (GNMA)	6.000%	1/15/29-2/15/37	11,825,901	$13,737,887
Government National Mortgage Association (GNMA)	8.000%	12/15/30-1/15/31	15,426	16,099
Government National Mortgage Association (GNMA)	0.848%	8/20/31	763	765	(c)
Government National Mortgage Association (GNMA)	5.500%	7/15/33-6/15/36	9,977,082	11,435,188
Government National Mortgage Association (GNMA)	3.500%	7/20/46	52,100,000	55,303,337	(j)
Government National Mortgage Association (GNMA) II	5.000%	4/20/35-11/20/40	18,573,611	20,688,971
Government National Mortgage Association (GNMA) II	6.500%	10/20/37	3,020,533	3,672,459
Government National Mortgage Association (GNMA) II	6.000%	9/20/38-11/20/41	8,438,312	9,668,155
Government National Mortgage Association (GNMA) II	4.500%	1/20/40-7/20/41	61,511,981	67,141,682
Government National Mortgage Association (GNMA) II	4.000%	4/20/44-9/20/45	33,595,611	36,237,686
Government National Mortgage Association (GNMA) II	3.500%	9/20/45-10/20/45	128,413,858	136,503,815
Government National Mortgage Association (GNMA) II	3.000%	8/18/46	61,400,000	64,073,058	(j)
Government National Mortgage Association (GNMA) II	3.500%	8/18/46	187,100,000	198,318,694	(j)
Total GNMA				623,060,808
Total Mortgage-Backed Securities (Cost — $2,548,046,413)				2,590,505,996
Senior Loans — 2.3%
Consumer Discretionary — 0.9%
Distributors — 0.1%
ABC Supply Co. Inc., Term Loan	3.500%	4/16/20	9,790,672	9,774,351	(k)(l)
Diversified Consumer Services — 0.1%
Laureate Education Inc., Term Loan B	5.000%	6/15/18	2,423,911	2,326,954	(k)(l)
ServiceMaster Co., 2014 Term Loan B	4.250%	7/1/21	7,237,909	7,233,385	(k)(l)
Total Diversified Consumer Services				9,560,339
Hotels, Restaurants & Leisure — 0.2%
1011778 B.C. Unlimited Liability Co., Term Loan B2	3.750%	12/10/21	14,983,740	14,949,398	(k)(l)
Aristocrat Leisure Ltd., Term Loan B	4.750%	10/20/21	1,527,402	1,527,402	(k)(l)
CCM Merger Inc., New Term Loan B	4.500%	8/8/21	2,530,314	2,527,151	(k)(l)

See Notes to Financial Statements.

42	Western Asset Core Plus Bond Fund 2016 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Hotels, Restaurants & Leisure — continued
Hilton Worldwide Finance LLC, USD Term Loan B2	3.500%	10/26/20	11,151,941	$11,148,841	(k)(l)
Landry’s Inc., Term Loan B	4.000%	4/24/18	2,704,572	2,700,515	(k)(l)
Total Hotels, Restaurants & Leisure				32,853,307
Media — 0.1%
Charter Communications Operating LLC, 2016 Term Loan I	3.500%	1/24/23	5,875,275	5,870,029	(k)(l)
Univision Communications Inc., Term Loan C4	4.000%	3/1/20	15,090,559	14,980,081	(k)(l)
Ziggo Financing Partnership, USD Term Loan B1	3.652%	1/15/22	3,997,400	3,900,795	(k)(l)
Ziggo Financing Partnership, USD Term Loan B2A	3.601-3.652%	1/15/22	2,576,000	2,513,746	(k)(l)
Ziggo Financing Partnership, USD Term Loan B3	3.601%	1/15/22	4,236,600	4,134,214	(k)(l)
Total Media				31,398,865
Multiline Retail — 0.1%
Dollar Tree Inc., Term Loan B1	3.500%	7/6/22	8,408,597	8,392,082	(k)(l)
Neiman Marcus Group Inc., 2020 Term Loan	4.250%	10/25/20	15,389,148	13,797,341	(k)(l)
Total Multiline Retail				22,189,423
Specialty Retail — 0.3%
Academy Ltd., 2015 Term Loan B	5.000%	7/1/22	16,203,717	15,244,991	(k)(l)
CWGS Group LLC, Term Loan	5.750%	2/20/20	4,212,666	4,157,375	(k)(l)
Michaels Stores Inc., Term Loan B	3.750%	1/28/20	7,789,100	7,759,891	(k)(l)
Party City Holdings Inc., 2015 Term Loan B	4.250%	8/19/22	14,510,670	14,383,702	(k)(l)
PetSmart Inc., Term Loan B1	4.250%	3/11/22	16,052,918	15,972,654	(k)(l)
Total Specialty Retail				57,518,613
Total Consumer Discretionary				163,294,898
Consumer Staples — 0.1%
Food Products — 0.1%
Maple Holdings Acquisition Corp., USD Term Loan B	5.250%	3/3/23	11,255,867	11,260,560	(k)(l)
Household Products — 0.0%
Sun Products Corp., New Term Loan	5.500%	3/23/20	1,939,850	1,942,275	(k)(l)
Total Consumer Staples				13,202,835
Energy — 0.1%
Oil, Gas & Consumable Fuels — 0.1%
Murray Energy Corp., Term Loan B2	7.500%	4/16/20	12,378,919	8,977,811	(k)(l)
Financials — 0.0%
Real Estate Investment Trusts (REITs) — 0.0%
MGM Growth Properties Operating Partnership LP, 2016 Term Loan B	—	4/25/23	1,995,000	1,997,494	(m)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2016 Semi-Annual Report	43

Schedule of investments (unaudited) (cont’d)

June 30, 2016

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Health Care — 0.3%
Health Care Providers & Services — 0.2%
Air Medical Group Holdings Inc., Term Loan B	4.250%	4/28/22	12,394,974	$12,088,198	(k)(l)
Envision Healthcare Corp., Initial Term Loan	4.250%	5/25/18	9,727,862	9,721,782	(k)(l)
MPH Acquisition Holdings LLC, 2016 Term Loan B	5.000%	6/7/23	8,450,000	8,469,612	(k)(l)
Total Health Care Providers & Services				30,279,592
Pharmaceuticals — 0.1%
Akorn Inc., Term Loan B	5.250%	4/16/21	3,184,450	3,196,392	(k)(l)
DPx Holdings BV, 2014 USD Incremental Term Loan	4.250%	3/11/21	11,996,928	11,655,015	(k)(l)
Valeant Pharmaceuticals International Inc., Term Loan B F1	5.000%	4/1/22	10,185,773	9,884,447	(k)(l)
Total Pharmaceuticals				24,735,854
Total Health Care				55,015,446
Industrials — 0.2%
Aerospace & Defense — 0.0%
BE Aerospace Inc., 2014 Term Loan B	3.750%	12/16/21	2,981,490	2,988,199	(k)(l)
Air Freight & Logistics — 0.0%
XPO Logistics Inc., Term Loan	5.500%	11/1/21	5,392,900	5,392,900	(k)(l)
Airlines — 0.1%
American Airlines Inc., New Term Loan	3.250%	6/27/20	13,147,140	12,966,367	(k)(l)
Commercial Services & Supplies — 0.1%
ADS Waste Holdings Inc., Term Loan B2	3.750%	10/9/19	1,186,131	1,165,869	(k)(l)
Brickman Group Ltd. LLC, First Lien Term Loan	4.000%	12/18/20	4,324,696	4,245,770	(k)(l)
Monitronics International Inc., New Term Loan B	4.250%	3/23/18	2,102,929	2,079,271	(k)(l)
Total Commercial Services & Supplies				7,490,910
Machinery — 0.0%
Gardner Denver Inc., USD Term Loan	4.250%	7/30/20	6,292,026	5,761,136	(k)(l)
Silver II U.S. Holdings LLC, Term Loan	4.000%	12/13/19	1,777,544	1,590,902	(k)(l)
Total Machinery				7,352,038
Transportation Infrastructure — 0.0%
Flying Fortress Inc., New Term Loan	3.500%	4/30/20	5,510,000	5,496,225	(k)(l)
Total Industrials				41,686,639
Information Technology — 0.1%
Electronic Equipment, Instruments & Components — 0.0%
Allflex Holdings III Inc., New First Lien Term Loan	4.250%	7/20/20	2,431,250	2,408,457	(k)(l)
IT Services — 0.1%
First Data Corp., 2022 Term Loan	4.202%	7/8/22	5,000,000	4,944,790	(k)(l)
First Data Corp., Extended 2021 Term Loan	4.452%	3/24/21	11,751,174	11,701,231	(k)(l)
Total IT Services				16,646,021
Total Information Technology				19,054,478

See Notes to Financial Statements.

44	Western Asset Core Plus Bond Fund 2016 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†		Value
Materials — 0.1%
Containers & Packaging — 0.1%
Berry Plastics Holding Corp., Term Loan H	3.750%	10/3/22	8,450,089		$8,385,395	(k)(l)
Metals & Mining — 0.0%
FMG Resources (August 2006) Pty Ltd., New Term Loan B	4.250%	6/30/19	2,690,009		2,567,837	(k)(l)
Total Materials					10,953,232
Telecommunication Services — 0.2%
Diversified Telecommunication Services — 0.1%
Intelsat Jackson Holdings SA, Term Loan B2	3.750%	6/30/19	10,573,825		9,564,025	(k)(l)
Virgin Media Investment Holdings Ltd., USD Term Loan F	3.649%	6/30/23	14,144,183		13,770,366	(k)(l)
Total Diversified Telecommunication Services					23,334,391
Wireless Telecommunication Services — 0.1%
Neptune Finco Corp., 2015 Term Loan B	5.000%	10/9/22	750,000		750,563	(k)(l)
T-Mobile USA Inc., Term Loan B	3.500%	11/9/22	10,865,400		10,892,564	(k)(l)
Telesat Canada, USD Term Loan B2	3.500%	3/28/19	3,840,975		3,813,769	(k)(l)
Total Wireless Telecommunication Services					15,456,896
Total Telecommunication Services					38,791,287
Utilities — 0.3%
Independent Power and Renewable Electricity Producers — 0.3%
Energy Future Intermediate Holding Co., LLC, DIP Term Loan	4.250%	12/19/16	34,950,000		34,862,625	(k)(l)
NRG Energy Inc., Refi Term Loan B	2.750%	7/2/18	6,767,490		6,743,993	(k)(l)
Windsor Financing LLC, Term Loan B	6.250%	12/5/17	2,585,645		2,546,861	(k)(l)
Total Utilities					44,153,479
Total Senior Loans (Cost — $407,004,431)					397,127,599
Sovereign Bonds — 6.4%
Argentina — 0.2%
Republic of Argentina, Senior Notes	6.875%	4/22/21	13,410,000		14,301,765	(a)
Republic of Argentina, Senior Notes	7.500%	4/22/26	8,940,000		9,664,140	(a)
Republic of Argentina, Senior Notes	7.625%	4/22/46	7,150,000		7,722,000	(a)
Total Argentina					31,687,905
Brazil — 0.8%
Federative Republic of Brazil, Notes	10.000%	1/1/23	124,148,000	BRL	35,366,972
Federative Republic of Brazil, Senior Bonds	5.625%	1/7/41	27,780,000		26,946,600
Federative Republic of Brazil, Senior Bonds	5.000%	1/27/45	12,650,000		11,353,375
Federative Republic of Brazil, Senior Notes	10.000%	1/1/17	208,143,000	BRL	63,645,183
Federative Republic of Brazil, Senior Notes	2.625%	1/5/23	4,490,000		4,092,635
Total Brazil					141,404,765

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2016 Semi-Annual Report	45

Schedule of investments (unaudited) (cont’d)

June 30, 2016

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†		Value
China — 0.4%
China Government Bond, Senior Bonds	3.380%	11/21/24	115,500,000	CNY	$17,221,471	(i)
China Government Bond, Senior Bonds	3.390%	5/21/25	59,000,000	CNY	8,766,992	(i)
China Government Bond, Senior Bonds	3.310%	11/30/25	273,500,000	CNY	40,336,886	(i)
Total China					66,325,349
Colombia — 0.1%
Republic of Colombia, Senior Bonds	5.625%	2/26/44	15,790,000		17,487,425
Indonesia — 0.2%
Republic of Indonesia, Notes	3.750%	4/25/22	21,970,000		22,725,658	(i)
Republic of Indonesia, Notes	3.750%	4/25/22	370,000		382,726	(a)
Republic of Indonesia, Senior Bonds	5.875%	3/13/20	310,000		344,746	(i)
Republic of Indonesia, Senior Notes	4.875%	5/5/21	510,000		553,727	(i)
Republic of Indonesia, Senior Notes	5.375%	10/17/23	7,620,000		8,574,809	(i)
Republic of Indonesia, Senior Notes	5.875%	1/15/24	1,767,000		2,043,479	(a)
Total Indonesia					34,625,145
Mexico — 2.2%
United Mexican States, Medium-Term Notes	6.050%	1/11/40	1,800,000		2,263,500
United Mexican States, Senior Bonds	8.000%	6/11/20	70,565,000	MXN	4,227,798
United Mexican States, Senior Bonds	6.500%	6/9/22	2,260,389,800	MXN	129,253,514
United Mexican States, Senior Bonds	10.000%	12/5/24	324,780,000	MXN	22,778,522
United Mexican States, Senior Bonds	7.750%	11/13/42	2,134,316,200	MXN	135,789,886
United Mexican States, Senior Notes	4.000%	10/2/23	374,000		402,630
United Mexican States, Senior Notes	3.600%	1/30/25	18,840,000		19,687,800
United Mexican States, Senior Notes	4.750%	3/8/44	5,528,000		5,956,420
United Mexican States, Senior Notes	5.550%	1/21/45	52,020,000		62,293,950
United Mexican States, Senior Notes	4.600%	1/23/46	1,215,000		1,281,825
Total Mexico					383,935,845
Peru — 0.1%
Republic of Peru, Senior Bonds	6.550%	3/14/37	2,330,000		3,139,675
Republic of Peru, Senior Bonds	5.625%	11/18/50	13,920,000		17,260,800
Total Peru					20,400,475
Poland — 1.5%
Republic of Poland, Bonds	2.000%	4/25/21	29,560,000	PLN	7,456,874
Republic of Poland, Bonds	3.250%	7/25/25	417,130,000	PLN	109,320,393
Republic of Poland, Bonds	2.500%	7/25/26	453,950,000	PLN	111,037,383
Republic of Poland, Senior Notes	4.000%	1/22/24	36,460,000		39,376,800
Total Poland					267,191,450
Portugal — 0.1%
Republic of Portugal, Notes	5.125%	10/15/24	17,790,000		17,784,841	(a)

See Notes to Financial Statements.

46	Western Asset Core Plus Bond Fund 2016 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†		Value
Russia — 0.7%
Russian Federal Bond, Bonds	8.150%	2/3/27	1,136,940,000	RUB	$17,797,399
Russian Federal Bond, Bonds	7.050%	1/19/28	4,839,630,000	RUB	69,417,911
Russian Foreign Bond — Eurobond, Senior Bonds	7.500%	3/31/30	9,470,530		11,554,047	(i)
Russian Foreign Bond — Eurobond, Senior Bonds	7.500%	3/31/30	5,051,100		6,162,342	(a)
Russian Foreign Bond — Eurobond, Senior Notes	4.500%	4/4/22	13,800,000		14,747,370	(i)
Total Russia					119,679,069
Turkey — 0.1%
Republic of Turkey, Senior Bonds	5.625%	3/30/21	5,965,000		6,501,850
Republic of Turkey, Senior Notes	4.875%	4/16/43	15,900,000		15,522,375
Total Turkey					22,024,225
Uruguay — 0.0%
Republic of Uruguay, Benchmark Bonds	7.875%	1/15/33	1		1
Total Sovereign Bonds (Cost — $1,213,655,571)					1,122,546,495
U.S. Government & Agency Obligations — 24.7%
U.S. Government Agencies — 1.3%
Federal Home Loan Bank (FHLB), Global Bonds	5.500%	7/15/36	2,585,000		3,729,548
Federal National Mortgage Association (FNMA), Bonds	6.625%	11/15/30	45,010,000		68,961,576
Federal National Mortgage Association (FNMA), Debentures	0.000%	10/9/19	64,620,000		62,074,424
Financing Corp. (FICO) Strip, Bonds	0.000%	11/2/18	13,770,000		13,522,884
Financing Corp. (FICO) Strip, Bonds	0.000%	4/5/19	320,000		312,357
Financing Corp. (FICO) Strip, Debentures	0.000%	11/30/17	1,240,000		1,224,454
Financing Corp. (FICO) Strip, Debentures	0.000%	5/11/18	14,603,000		14,383,312
Financing Corp. (FICO) Strip, Notes	0.000%	4/6/18	11,765,000		11,618,526
Residual Funding Corp. Principal Strip, Bonds	0.000%	10/15/20	21,820,000		20,765,505
Tennessee Valley Authority, Global Power Bonds 2000	7.125%	5/1/30	840,000		1,286,296
Tennessee Valley Authority, Notes	5.250%	9/15/39	16,493,000		22,602,799
Total U.S. Government Agencies					220,481,681
U.S. Government Obligations — 23.4%
U.S. Department of Housing and Urban Development, Notes	2.850%	8/1/24	4,537,000		4,932,622
U.S. Department of Housing and Urban Development, Senior Notes	2.350%	8/1/21	10,000,000		10,564,590
U.S. Department of Housing and Urban Development, Senior Notes	2.450%	8/1/22	9,000,000		9,540,072
U.S. Treasury Bonds	2.875%	5/15/43	164,750,000		185,260,057
U.S. Treasury Bonds	3.375%	5/15/44	391,675,000		482,724,162
U.S. Treasury Bonds	3.000%	11/15/44	282,340,000		324,624,933
U.S. Treasury Bonds	3.000%	5/15/45	496,760,000		570,982,899

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2016 Semi-Annual Report	47

Schedule of investments (unaudited) (cont’d)

June 30, 2016

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
U.S. Government Obligations — continued
U.S. Treasury Bonds	3.000%	11/15/45	320,205,000	$368,185,798
U.S. Treasury Bonds	2.500%	5/15/46	254,430,000	265,133,870
U.S. Treasury Notes	1.500%	7/31/16	720,000	720,777
U.S. Treasury Notes	0.500%	9/30/16	180,000,000	180,066,960
U.S. Treasury Notes	0.625%	11/30/17	16,890,000	16,903,850
U.S. Treasury Notes	0.750%	2/28/18	1,770,000	1,774,839
U.S. Treasury Notes	1.500%	8/31/18	1,650,000	1,681,131
U.S. Treasury Notes	1.125%	1/15/19	65,870,000	66,608,469
U.S. Treasury Notes	1.625%	7/31/19	44,020,000	45,208,188
U.S. Treasury Notes	1.375%	3/31/20	51,670,000	52,646,873
U.S. Treasury Notes	1.625%	6/30/20	70,770,000	72,776,966
U.S. Treasury Notes	2.625%	11/15/20	330,000	353,564
U.S. Treasury Notes	1.375%	1/31/21	95,750,000	97,444,296
U.S. Treasury Notes	1.375%	4/30/21	454,520,000	462,367,742
U.S. Treasury Notes	1.875%	8/31/22	89,000	92,501
U.S. Treasury Notes	1.750%	9/30/22	100,000,000	103,168,000
U.S. Treasury Notes	2.000%	11/30/22	111,955,000	117,172,327
U.S. Treasury Notes	1.500%	2/28/23	134,020,000	135,967,445
U.S. Treasury Notes	1.250%	6/30/23	400,720,000	402,786,112
U.S. Treasury Notes	2.375%	8/15/24	97,235,000	104,664,337
U.S. Treasury Strip Principal (STRIPS)	0.000%	11/15/24	6,080,000	5,412,592
U.S. Treasury Strip Principal (STRIPS)	0.000%	2/15/43	26,530,000	14,084,989
Total U.S. Government Obligations				4,103,850,961
Total U.S. Government & Agency Obligations (Cost — $4,011,034,490)				4,324,332,642
U.S. Treasury Inflation Protected Securities — 3.4%
U.S. Treasury Bonds, Inflation Indexed	2.375%	1/15/25	68,290,809	81,539,021
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/40	10,901,980	14,252,497
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/41	11,524,715	15,202,873
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/42	89,628,695	89,804,906
U.S. Treasury Bonds, Inflation Indexed	0.625%	2/15/43	53,741,825	52,307,993
U.S. Treasury Bonds, Inflation Indexed	1.375%	2/15/44	14,698,764	16,991,815
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/45	54,187,573	54,418,303
U.S. Treasury Bonds, Inflation Indexed	1.000%	2/15/46	75,559,961	81,573,249
U.S. Treasury Notes, Inflation Indexed	0.375%	7/15/25	24,079,340	24,794,207
U.S. Treasury Notes, Inflation Indexed	0.625%	1/15/26	153,292,323	161,422,028
Total U.S. Treasury Inflation Protected Securities (Cost — $554,633,376)				592,306,892

See Notes to Financial Statements.

48	Western Asset Core Plus Bond Fund 2016 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate		Shares	Value
Common Stocks — 0.0%
Consumer Discretionary — 0.0%
Hotels, Restaurants & Leisure — 0.0%
Red Rock Resorts Inc., Class A Shares (Cost — $62,732)			3,217	$70,710
Preferred Stocks — 0.1%
Financials — 0.1%
Consumer Finance — 0.1%
GMAC Capital Trust I	6.411%		454,841	11,289,154	(c)
Diversified Financial Services — 0.0%
Citigroup Capital XIII	7.008%		82,775	2,157,944	(c)
Total Preferred Stocks (Cost — $13,228,694)				13,447,098

		Expiration Date	Contracts
Purchased Options — 0.0%
Euro Currency Futures, Put @ $1.12		7/8/16	124	192,200
Euro Currency Futures, Put @ $1.14		7/8/16	85	315,563
Japanese Yen Futures, Put @ 91.00 JPY		7/8/16	155	1,938
Japanese Yen Futures, Put @ 92.00 JPY		7/8/16	175	3,281
Japanese Yen Futures, Put @ 93.00 JPY		7/8/16	184	5,750
Japanese Yen Futures, Put @ 93.50 JPY		7/8/16	31	1,356
Japanese Yen Futures, Put @ 95.00 JPY		8/5/16	129	129,000
U.S. Dollar/Chinese Yuan Renminbi, Call @ 6.78 CNY		7/12/16	167,370,000	118,665
U.S. Dollar/Mexican Peso, Put @ 17.54 MXN		8/11/16	250,330,000	664,125
U.S. Dollar/Mexican Peso, Put @ 17.57 MXN		8/12/16	83,132,000	244,574
U.S. Dollar/Mexican Peso, Put @ 18.30 MXN		9/6/16	69,755,000	1,200,414
U.S. Dollar/Mexican Peso, Put @ 18.31 MXN		9/6/16	69,755,000	1,211,923
U.S. Treasury 5-Year Notes Futures, Call @ $122.00		7/22/16	1,064	482,125
U.S. Treasury 5-Year Notes Futures, Call @ $122.25		7/22/16	1,068	350,437
U.S. Treasury 10-Year Notes Futures, Call @ $132.50		7/22/16	1,064	980,875
U.S. Treasury 10-Year Notes Futures, Call @ $138.00		7/22/16	1,900	29,688
U.S. Treasury 10-Year Notes Futures, Call @ $138.50		7/22/16	10,500	164,063
U.S. Treasury 10-Year Notes Futures, Put @ $132.50		7/22/16	1,068	467,250
U.S. Treasury 10-Year Notes Futures, Put @ $133.00		7/22/16	1,066	699,562
U.S. Treasury Long-Term Bonds Futures, Put @ $171.00		7/22/16	214	260,813
Total Purchased Options (Cost — $15,627,679)				7,523,602
Total Investments before Short-Term Investments (Cost — $17,031,008,376)				17,463,431,470

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2016 Semi-Annual Report	49

Schedule of investments (unaudited) (cont’d)

June 30, 2016

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Short-Term Investments — 3.3%
U.S. Government Agencies — 0.7%
Federal Home Loan Bank (FHLB)	0.501%	9/27/16	20,000,000	$19,986,320	(n)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.501%	7/7/16	5,556,000	5,555,537	(n)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.416%	11/10/16	100,000,000	99,860,700	(n)
Total U.S. Government Agencies (Cost — $125,378,925)				125,402,557
Repurchase Agreements — 0.3%
Goldman Sachs & Co. repurchase agreement dated 6/30/16; Proceeds at maturity — $40,000,444; (Fully collateralized by U.S. government agency obligations, 1.985% due 9/29/21; Market value — $40,827,710) (Cost — $40,000,000)	0.400%	7/1/16	40,000,000	40,000,000

			Shares
Money Market Funds — 2.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost — $407,579,706)	0.238%		407,579,706	407,579,706
Total Short-Term Investments (Cost — $572,958,631)				572,982,263
Total Investments — 102.9% (Cost — $17,603,967,007#)				18,036,413,733
Liabilities in Excess of Other Assets — (2.9)%				(507,040,736)
Total Net Assets — 100.0%				$17,529,372,997

†	Face amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)	Security has no maturity date. The date shown represents the next call date.

(c)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(d)	The coupon payment on these securities is currently in default as of June 30, 2016.

(e)	Value is less than $1.

(f)	Illiquid security.

(g)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (See Note 1).

(h)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.

(i)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(j)	This security is traded on a to-be-announced (“TBA”) basis. At June 30, 2016, the Fund held TBA securities with a total cost of $867,677,739 (See Note 1).

See Notes to Financial Statements.

50	Western Asset Core Plus Bond Fund 2016 Semi-Annual Report

Western Asset Core Plus Bond Fund

(k)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(l)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(m)	All or a portion of this loan is unfunded as of June 30, 2016. The interest rate for fully unfunded term loans is to be determined.

(n)	Rate shown represents yield-to-maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ARM	— Adjustable Rate Mortgage
BRL	— Brazilian Real
CLO	— Collateral Loan Obligation
CNY	— Chinese Yuan Renminbi
DIP	— Debtor-in-Possession
EUR	— Euro
GBP	— British Pound
IO	— Interest Only
JPY	— Japanese Yen
MXN	— Mexican Peso
PAC	— Planned Amortization Class
PLN	— Polish Zloty
PO	— Principal Only
REMIC	— Real Estate Mortgage Investment Conduit
RUB	— Russian Ruble
STRIPS	— Separate Trading of Registered Interest and Principal Securities

Security	Rate	Maturity Date	Face Amount†	Value
Securities Sold Short‡
Mortgage-Backed Securities — (1.5)%
FNMA — (0.8)%
Federal National Mortgage Association (FNMA)	3.500%	8/11/46	(134,600,000)	$(141,855,774	) (a)
GNMA — (0.7)%
Government National Mortgage Association (GNMA) II	3.500%	7/20/46	(118,600,000)	(125,878,150	) (a)
Total Securities Sold Short (Proceeds — $(267,262,070))				$(267,733,924)

†	Face amount denominated in U.S. dollars, unless otherwise noted.

‡	Percentages indicated are based on net assets.

(a)	This security is traded on a to-be-announced (“TBA”) basis and is part of a mortgage dollar roll agreement (See Note 1).

Schedule of Written Options
Security	Expiration Date	Strike Price	Contracts	Value
British Pound Futures, Call	7/8/16	$148.00	310	$3,875
Euro Currency Futures, Put	7/8/16	1.09	704	114,400
Euro Currency Futures, Put	7/8/16	1.11	498	410,850

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2016 Semi-Annual Report	51

Schedule of investments (unaudited) (cont’d)

June 30, 2016

Western Asset Core Plus Bond Fund

Schedule of Written Options (cont’d)
Security	Expiration Date	Strike Price		Contracts	Value
Euro Currency Futures, Put	7/8/16	$1.10		1,838	$689,250
Euro Currency Futures, Put	8/5/16	1.10		61	70,150
Euro Currency Futures, Put	8/5/16	1.09		280	220,500
Japanese Yen Futures, Put	7/8/16	90.00	JPY	127	794
U.S. Treasury 5-Year Notes Futures, Call	7/22/16	122.50		1,082	245,141
U.S. Treasury 5-Year Notes Futures, Put	7/22/16	120.50		658	20,562
U.S. Treasury 5-Year Notes Futures, Put	7/22/16	121.00		1,103	60,321
U.S. Treasury 5-Year Notes Futures, Put	7/22/16	120.00		3,294	77,205
U.S. Treasury 5-Year Notes Futures, Put	7/22/16	121.25		1,077	92,555
U.S. Treasury 10-Year Notes Futures, Call	7/1/16	132.25		449	343,766
U.S. Treasury 10-Year Notes Futures, Call	7/22/16	134.00		1,287	382,078
U.S. Treasury 10-Year Notes Futures, Call	7/22/16	133.50		1,117	488,688
U.S. Treasury 10-Year Notes Futures, Call	7/22/16	133.00		911	583,609
U.S. Treasury 10-Year Notes Futures, Call	7/22/16	132.00		884	1,105,000
U.S. Treasury 10-Year Notes Futures, Call	7/22/16	131.00		877	1,836,219
U.S. Treasury 10-Year Notes Futures, Call	7/22/16	130.50		748	1,905,063
U.S. Treasury 10-Year Notes Futures, Call	8/26/16	134.00		108	74,250
U.S. Treasury 10-Year Notes Futures, Call	8/26/16	135.00		217	94,937
U.S. Treasury 10-Year Notes Futures, Call	8/26/16	133.00		782	830,875
U.S. Treasury 10-Year Notes Futures, Put	7/22/16	130.50		453	28,312
U.S. Treasury 10-Year Notes Futures, Put	7/22/16	130.00		668	31,312
U.S. Treasury 10-Year Notes Futures, Put	7/22/16	131.00		629	68,797
U.S. Treasury 10-Year Notes Futures, Put	7/22/16	132.00		1,177	312,641
U.S. Treasury 10-Year Notes Futures, Put	8/26/16	131.00		3,138	1,127,719
U.S. Treasury Long-Term Bonds Futures, Call	7/1/16	176.00		319	4,984
U.S. Treasury Long-Term Bonds Futures, Call	7/22/16	176.00		128	88,000
U.S. Treasury Long-Term Bonds Futures, Call	7/22/16	175.00		320	285,000
U.S. Treasury Long-Term Bonds Futures, Call	7/22/16	167.00		216	1,208,250
U.S. Treasury Long-Term Bonds Futures, Call	7/22/16	166.00		697	4,541,391
U.S. Treasury Long-Term Bonds Futures, Put	7/22/16	158.00		339	5,297
U.S. Treasury Long-Term Bonds Futures, Put	7/22/16	162.00		657	30,797
U.S. Treasury Long-Term Bonds Futures, Put	7/22/16	165.00		324	35,437
U.S. Treasury Long-Term Bonds Futures, Put	7/22/16	167.00		278	73,844
U.S. Treasury Long-Term Bonds Futures, Put	7/22/16	166.00		1,455	250,078
U.S. Treasury Long-Term Bonds Futures, Put	7/22/16	169.00		428	254,125
U.S. Treasury Long-Term Bonds Futures, Put	7/22/16	168.00		875	355,469
U.S. Treasury Long-Term Bonds Futures, Put	8/26/16	162.00		532	157,937
Total Written Options (Premiums received — $18,182,004)					$18,509,478

See Notes to Financial Statements.

52	Western Asset Core Plus Bond Fund 2016 Semi-Annual Report

Statement of assets and liabilities (unaudited)

June 30, 2016

Assets:
Investments, at value (Cost — $17,603,967,007)	$18,036,413,733
Foreign currency, at value (Cost — $34,100,308)	33,139,520
Cash	3,923,642
Receivable for securities sold	933,040,572
Interest receivable	117,709,998
Unrealized appreciation on forward foreign currency contracts	73,844,194
Deposits with brokers for open futures contracts	65,254,221
Receivable for Fund shares sold	48,681,054
Deposits with brokers for centrally cleared swap contracts	43,865,707
Deposits with brokers for written options	31,280,035
Foreign currency collateral for open futures contracts, at value (Cost — $21,813,763)	22,398,624
Receivable from broker — variation margin on centrally cleared swaps	7,913,980
Deposits with brokers for purchased options	6,901,574
Receivable from broker — variation margin on open futures contracts	6,378,213
Deposits with brokers for OTC swap contracts	5,417,000
OTC swaps, at value (premiums paid — $44,738)	1,265,220
Principal paydown receivable	1,165,207
Receivable for open OTC swap contracts	59,638
Prepaid expenses	277,954
Total Assets	19,438,930,086

Liabilities:
Payable for securities purchased	1,521,384,573
Investments sold short, at value (proceeds received — $267,262,070)	267,733,924
Payable for Fund shares repurchased	48,022,939
Unrealized depreciation on forward foreign currency contracts	33,754,986
Written options, at value (premiums received — $18,182,004)	18,509,478
Distributions payable	7,693,349
Investment management fee payable	5,043,063
OTC swaps, at value (premiums received — $2,205,071)	2,171,275
Service and/or distribution fees payable	638,131
Directors’ fees payable	115,174
Payable for open OTC swap contracts	82,818
Accrued expenses	4,407,379
Total Liabilities	1,909,557,089
Total Net Assets	$17,529,372,997

Net Assets:
Par value (Note 7)	$1,476,706
Paid-in capital in excess of par value	17,259,212,797
Undistributed net investment income	74,718,869
Accumulated net realized loss on investments, futures contracts, written options, short sales, swap contracts and foreign currency transactions	(179,056,509)
Net unrealized appreciation on investments, futures contracts, written options, short sales, swap contracts and foreign currencies	373,021,134
Total Net Assets	$17,529,372,997

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2016 Semi-Annual Report	53

Statement of assets and liabilities (unaudited) (cont’d)

June 30, 2016

Net Assets:
Class A	$699,048,560
Class C	$168,056,480
Class C1	$27,761,943
Class FI	$1,553,645,125
Class R	$90,856,755
Class I	$11,376,018,917
Class IS	$3,613,985,217

Shares Outstanding:
Class A	58,941,961
Class C	14,151,243
Class C1	2,339,916
Class FI	130,834,709
Class R	7,665,696
Class I	958,252,707
Class IS	304,520,035

Net Asset Value:
Class A (and redemption price)	$11.86
Class C*	$11.88
Class C1*	$11.86
Class FI (and redemption price)	$11.87
Class R (and redemption price)	$11.85
Class I (and redemption price)	$11.87
Class IS (and redemption price)	$11.87
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 4.25%)	$12.39

*	Redemption price per share is NAV of Class C and Class C1 shares reduced by a 1.00% CDSC, if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

54	Western Asset Core Plus Bond Fund 2016 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended June 30, 2016

Investment Income:
Interest	$306,158,449
Dividends	486,554
Total Investment Income	306,645,003

Expenses:
Investment management fee (Note 2)	32,246,595
Transfer agent fees (Note 5)	6,272,701
Service and/or distribution fees (Notes 2 and 5)	3,629,659
Fund accounting fees	456,175
Legal fees	381,425
Directors’ fees	264,309
Registration fees	114,362
Insurance	91,621
Custody fees	89,407
Commitment fees (Note 8)	87,916
Shareholder reports	59,744
Audit and tax fees	39,613
Miscellaneous expenses	129,417
Total Expenses	43,862,944
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(3,248,229)
Net Expenses	40,614,715
Net Investment Income	266,030,288

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options, Short Sales, Swap Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions and investments in other assets	(26,714,396)
Futures contracts	(114,814,883)
Written options	90,723,644
Securities sold short	(1,018,004)
Swap contracts	(34,517,371)
Foreign currency transactions	38,179,714
Net Realized Loss	(48,161,296)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments and investments in other assets	749,250,857
Futures contracts	57,711,151
Written options	(5,172,493)
Securities sold short	(562,453)
Swap contracts	(139,879,508)
Foreign currencies	13,015,953
Change in Net Unrealized Appreciation (Depreciation)	674,363,507
Net Gain on Investments, Futures Contracts, Written Options, Short Sales, Swap Contracts and Foreign Currency Transactions	626,202,211
Increase in Net Assets From Operations	$892,232,499

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2016 Semi-Annual Report	55

Statements of changes in net assets

For the Six Months Ended June 30, 2016 (unaudited) and the Year Ended December 31, 2015	2016	2015

Operations:
Net investment income	$266,030,288	$440,463,818
Net realized gain (loss)	(48,161,296)	287,723,771
Change in net unrealized appreciation (depreciation)	674,363,507	(575,800,064)
Increase in Net Assets From Operations	892,232,499	152,387,525

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(267,339,958)	(450,839,484)
Decrease in Net Assets From Distributions to Shareholders	(267,339,958)	(450,839,484)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	3,340,703,143	5,709,187,780
Reinvestment of distributions	225,686,687	385,458,599
Cost of shares repurchased	(1,876,411,484)	(3,475,730,744)
Increase in Net Assets From Fund Share Transactions	1,689,978,346	2,618,915,635
Increase in Net Assets	2,314,870,887	2,320,463,676

Net Assets:
Beginning of period	15,214,502,110	12,894,038,434
End of period*	$17,529,372,997	$15,214,502,110
*Includes undistributed net investment income of:	$74,718,869	$76,028,539

See Notes to Financial Statements.

56	Western Asset Core Plus Bond Fund 2016 Semi-Annual Report

Financial highlights

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class A Shares[1]	2016[2]	2015	2014	2013	2012[3]

Net asset value, beginning of period	$11.42	$11.63	$11.19	$11.67	$11.34

Income (loss) from operations:
Net investment income	0.17	0.30	0.35	0.31	0.21
Net realized and unrealized gain (loss)	0.45	(0.20)	0.46	(0.47)	0.34
Total income (loss) from operations	0.62	0.10	0.81	(0.16)	0.55

Less distributions from:
Net investment income	(0.18)	(0.31)	(0.37)	(0.32)	(0.22)
Total distributions	(0.18)	(0.31)	(0.37)	(0.32)	(0.22)

Net asset value, end of period	$11.86	$11.42	$11.63	$11.19	$11.67
Total return[4]	5.43%	0.76%	7.36%	(1.34)%	4.88%

Net assets, end of period (000s)	$699,049	$492,182	$277,366	$151,890	$162,174

Ratios to average net assets:
Gross expenses	0.79%[5]	0.89%	0.78%	0.79%	0.81%[5]
Net expenses[6]	0.79 [5]	0.89	0.78	0.79	0.81 [5,7]
Net investment income	3.04 [5]	2.58	2.99	2.71	2.67 [5]

Portfolio turnover rate[8]	56%	93%	78%	109%	127%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2016 (unaudited).

[3]	For the period April 30, 2012 (inception date) to December 31, 2012.

[4]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, effective May 1, 2016, the ratio of expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and deferred organizational expenses, to average net assets of Class A shares did not exceed 0.82%. This expense limitation arrangement cannot be terminated prior to December 31, 2017 without the Board of Directors’ consent. Prior to May 1, 2016, the expense limitation was 0.90%.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 104% for the six months ended June 30, 2016, 244%, 229%, 306% and 385% for the years ended December 31, 2015, 2014, 2013 and 2012, respectively.

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2016 Semi-Annual Report	57

Financial highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class C Shares[1]	2016[2]	2015	2014	2013	2012[3]

Net asset value, beginning of period	$11.44	$11.65	$11.20	$11.68	$11.34

Income (loss) from operations:
Net investment income	0.13	0.23	0.26	0.22	0.14
Net realized and unrealized gain (loss)	0.44	(0.20)	0.47	(0.46)	0.36
Total income (loss) from operations	0.57	0.03	0.73	(0.24)	0.50

Less distributions from:
Net investment income	(0.13)	(0.24)	(0.28)	(0.24)	(0.16)
Total distributions	(0.13)	(0.24)	(0.28)	(0.24)	(0.16)

Net asset value, end of period	$11.88	$11.44	$11.65	$11.20	$11.68
Total return[4]	5.05%	0.22%	6.53%	(2.09)%	4.45%

Net assets, end of period (000s)	$168,056	$120,683	$53,446	$11,482	$6,146

Ratios to average net assets:
Gross expenses	1.50%[5]	1.52%	1.53%[6]	1.59%	1.48%[5]
Net expenses[7]	1.50 [5]	1.52	1.53 [6,8]	1.57 [8]	1.48 [5,8]
Net investment income	2.32 [5]	1.99	2.26	1.97	1.89 [5]

Portfolio turnover rate[9]	56%	93%	78%	109%	127%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2016 (unaudited).

[3]	For the period April 30, 2012 (inception date) to December 31, 2012.

[4]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[7]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and deferred organizational expenses, to average net assets of Class C shares did not exceed 1.65%. This expense limitation arrangement cannot be terminated prior to December 31, 2017 without the Board of Directors’ consent.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 104% for the six months ended June 30, 2016, 244%, 229%, 306% and 385% for the years ended December 31, 2015, 2014, 2013 and 2012, respectively.

See Notes to Financial Statements.

58	Western Asset Core Plus Bond Fund 2016 Semi-Annual Report

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class C1 Shares[1]	2016[2]	2015	2014	2013	2012[3]

Net asset value, beginning of period	$11.43	$11.63	$11.18	$11.66	$11.67

Income (loss) from operations:
Net investment income	0.15	0.27	0.31	0.26	0.06
Net realized and unrealized gain (loss)	0.43	(0.20)	0.45	(0.47)	(0.01)
Total income (loss) from operations	0.58	0.07	0.76	(0.21)	0.05

Less distributions from:
Net investment income	(0.15)	(0.27)	(0.31)	(0.27)	(0.06)
Total distributions	(0.15)	(0.27)	(0.31)	(0.27)	(0.06)

Net asset value, end of period	$11.86	$11.43	$11.63	$11.18	$11.66
Total return[4]	5.12%	0.63%	6.89%	(1.78)%	0.47%

Net assets, end of period (000s)	$27,762	$27,662	$30,785	$33,072	$44,839

Ratios to average net assets:
Gross expenses	1.21%[5]	1.20%	1.24%	1.24%	1.26%[5]
Net expenses[6]	1.21 [5]	1.20	1.24	1.24	1.26 [5,7]
Net investment income	2.61 [5]	2.29	2.65	2.24	2.22 [5]

Portfolio turnover rate[8]	56%	93%	78%	109%	127%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2016 (unaudited).

[3]	For the period October 4, 2012 (inception date) to December 31, 2012.

[4]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and deferred organizational expenses, to average net assets of Class C1 shares did not exceed 1.51%. This expense limitation arrangement cannot be terminated prior to December 31, 2017 without the Board of Directors’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 104% for the six months ended June 30, 2016, 244%, 229%, 306% and 385% for the years ended December 31, 2015, 2014, 2013 and 2012, respectively.

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2016 Semi-Annual Report	59

Financial highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class FI Shares[1]	2016[2]	2015	2014	2013	2012	2011

Net asset value, beginning of period	$11.44	$11.64	$11.19	$11.67	$11.10	$10.78

Income (loss) from operations:
Net investment income	0.17	0.31	0.36	0.31	0.32	0.33
Net realized and unrealized gain (loss)	0.43	(0.19)	0.45	(0.46)	0.59	0.35
Total income (loss) from operations	0.60	0.12	0.81	(0.15)	0.91	0.68

Less distributions from:
Net investment income	(0.17)	(0.32)	(0.36)	(0.33)	(0.34)	(0.36)
Total distributions	(0.17)	(0.32)	(0.36)	(0.33)	(0.34)	(0.36)

Net asset value, end of period	$11.87	$11.44	$11.64	$11.19	$11.67	$11.10
Total return[3]	5.31%	0.99%	7.35%	(1.32)%	8.25%	6.37%

Net assets, end of period (000s)	$1,553,645	$1,541,759	$1,853,440	$3,111,153	$2,934,467	$2,122,142

Ratios to average net assets:
Gross expenses	0.83%[4]	0.84%	0.81%	0.82%	0.75%	0.78%
Net expenses[5]	0.83 [4]	0.84	0.80 [6]	0.77 [6]	0.73 [6]	0.70 [6]
Net investment income	2.99 [4]	2.64	3.12	2.74	2.79	3.04

Portfolio turnover rate[7]	56%	93%	78%	109%	127%	170%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2016 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, effective May 1, 2012, the ratio of expenses to average net assets of Class FI shares did not exceed 0.85%. This expense limitation arrangement cannot be terminated prior to December 31, 2017 without the Board of Directors’ consent. Prior to May 1, 2014, the manager voluntarily waived fees and/or reimbursed operating expenses so that total annual operating expenses did not exceed 0.78%. Prior to May 1, 2013, the manager voluntarily waived fees and/or reimbursed operating expenses so that total annual operating expenses did not exceed 0.74%. Prior to May 1, 2012, as the result of an expense limitation arrangement, the ratio of expenses to average net assets of Class FI shares did not exceed 0.70%. These expense limitations do not include interest, brokerage commissions, taxes, extraordinary expenses and deferred organizational expenses.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 104% for the six months ended June 30, 2016 and 244%, 229%, 306%, 385% and 734% for the years ended December 31, 2015, 2014, 2013, 2012 and 2011, respectively.

See Notes to Financial Statements.

60	Western Asset Core Plus Bond Fund 2016 Semi-Annual Report

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class R Shares[1]	2016[2]	2015	2014	2013	2012[3]

Net asset value, beginning of period	$11.41	$11.62	$11.18	$11.66	$11.34

Income (loss) from operations:
Net investment income	0.16	0.28	0.31	0.28	0.19
Net realized and unrealized gain (loss)	0.44	(0.21)	0.45	(0.48)	0.33
Total income (loss) from operations	0.60	0.07	0.76	(0.20)	0.52

Less distributions from:
Net investment income	(0.16)	(0.28)	(0.32)	(0.28)	(0.20)
Total distributions	(0.16)	(0.28)	(0.32)	(0.28)	(0.20)

Net asset value, end of period	$11.85	$11.41	$11.62	$11.18	$11.66
Total return[4]	5.28%	0.62%	6.89%	(1.70)%	4.57%

Net assets, end of period (000s)	$90,857	$52,969	$10,615	$1,292	$451

Ratios to average net assets:
Gross expenses	1.08%[5]	1.14%[6]	1.27%[6]	1.33%[6]	1.24%[5]
Net expenses[7]	1.08 [5]	1.14 [6]	1.15 [6,8]	1.15 [6,8]	1.02 [5,8]
Net investment income	2.76 [5]	2.42	2.71	2.51	2.45 [5]

Portfolio turnover rate[9]	56%	93%	78%	109%	127%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2016 (unaudited).

[3]	For the period April 30, 2012 (inception date) to December 31, 2012.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[7]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and deferred organizational expenses, to average net assets of Class R shares did not exceed 1.15%. This expense limitation arrangement cannot be terminated prior to December 31, 2017 without the Board of Directors’ consent.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 104% for the six months ended June 30, 2016, 244%, 229%, 306% and 385% for the years ended December 31, 2015, 2014, 2013 and 2012, respectively.

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2016 Semi-Annual Report	61

Financial highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1]	2016[2]	2015	2014	2013	2012	2011

Net asset value, beginning of period	$11.43	$11.64	$11.19	$11.67	$11.11	$10.78

Income (loss) from operations:
Net investment income	0.19	0.35	0.39	0.34	0.35	0.36
Net realized and unrealized gain (loss)	0.45	(0.20)	0.46	(0.46)	0.58	0.35
Total income (loss) from operations	0.64	0.15	0.85	(0.12)	0.93	0.71

Less distributions from:
Net investment income	(0.20)	(0.36)	(0.40)	(0.36)	(0.37)	(0.38)
Total distributions	(0.20)	(0.36)	(0.40)	(0.36)	(0.37)	(0.38)

Net asset value, end of period	$11.87	$11.43	$11.64	$11.19	$11.67	$11.11
Total return[3]	5.60%	1.29%	7.68%	(1.07)%	8.44%	6.72%

Net assets, end of period (000s)	$11,376,019	$9,648,911	$7,498,783	$4,032,933	$4,787,737	$4,698,991

Ratios to average net assets:
Gross expenses	0.51%[4]	0.52%	0.49%	0.51%	0.46%	0.45%
Net expenses	0.45 [4,5,6]	0.45 [5,6]	0.49 [5,6]	0.51	0.46 [5]	0.45
Net investment income	3.38 [4]	3.05	3.39	2.98	3.06	3.28

Portfolio turnover rate[7]	56%	93%	78%	109%	127%	170%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2016 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]

As a result of an expense limitation arrangement, effective November 7, 2014, the ratio of expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and deferred organizational expenses, to average net assets of Class I shares did not exceed 0.45%. This expense limitation arrangement cannot be terminated prior to December 31, 2017 without the Board of Directors’ consent.

[7]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 104% for the six months ended June 30, 2016 and 244%, 229%, 306%, 385% and 734% for the years ended December 31, 2015, 2014, 2013, 2012 and 2011, respectively.

See Notes to Financial Statements.

62	Western Asset Core Plus Bond Fund 2016 Semi-Annual Report

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class IS Shares[1]	2016[2]	2015	2014	2013	2012	2011

Net asset value, beginning of period	$11.43	$11.64	$11.19	$11.67	$11.10	$10.78

Income (loss) from operations:
Net investment income	0.20	0.36	0.40	0.35	0.35	0.36
Net realized and unrealized gain (loss)	0.44	(0.21)	0.46	(0.46)	0.59	0.35
Total income (loss) from operations	0.64	0.15	0.86	(0.11)	0.94	0.71

Less distributions from:
Net investment income	(0.20)	(0.36)	(0.41)	(0.37)	(0.37)	(0.39)
Total distributions	(0.20)	(0.36)	(0.41)	(0.37)	(0.37)	(0.39)

Net asset value, end of period	$11.87	$11.43	$11.64	$11.19	$11.67	$11.10
Total return[3]	5.62%	1.32%	7.75%	(0.98)%	8.57%	6.65%

Net assets, end of period (000s)	$3,613,985	$3,330,335	$3,169,603	$2,407,529	$2,445,582	$2,131,029

Ratios to average net assets:
Gross expenses	0.42%[4]	0.42%[5]	0.43%	0.43%[5]	0.43%	0.43%
Net expenses	0.42 [4,6]	0.42 [5,6]	0.43 [6,7]	0.43 [5,6]	0.43 [6,7]	0.43
Net investment income	3.40 [4]	3.07	3.45	3.08	3.09	3.30

Portfolio turnover rate[8]	56%	93%	78%	109%	127%	170%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2016 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[6]

As a result of an expense limitation arrangement, effective May 1, 2012, the ratio of expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and deferred organizational expenses, to average net assets of Class IS shares did not exceed 0.45%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2017 without the Board of Directors’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 104% for the six months ended June 30, 2016 and 244%, 229%, 306%, 385% and 734% for the years ended December 31, 2015, 2014, 2013, 2012 and 2011, respectively.

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2016 Semi-Annual Report	63

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Core Plus Bond Fund (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies

64	Western Asset Core Plus Bond Fund 2016 Semi-Annual Report

adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Western Asset Core Plus Bond Fund 2016 Semi-Annual Report	65

Notes to financial statements (unaudited) (cont’d)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-term investments†:
Corporate bonds & notes:
Consumer staples	—	$620,375,012	$390,562	$620,765,574
Financials	—	1,720,276,455	78,478,160	1,798,754,615
Industrials	—	215,540,704	4,230,619	219,771,323
Other corporate bonds & notes	—	2,595,638,517	—	2,595,638,517
Asset-backed securities	—	597,803,284	188,849,713	786,652,997
Collateralized mortgage obligations	—	2,393,987,410	—	2,393,987,410
Mortgage-backed securities	—	2,590,505,996	—	2,590,505,996
Senior loans:
Consumer staples	—	11,260,560	1,942,275	13,202,835
Health care	—	51,819,054	3,196,392	55,015,446
Utilities	—	41,606,618	2,546,861	44,153,479
Other senior loans	—	284,755,839	—	284,755,839
Sovereign bonds	—	1,122,546,495	—	1,122,546,495
U.S. government & agency obligations	—	4,324,332,642	—	4,324,332,642
U.S. treasury inflation protected securities	—	592,306,892	—	592,306,892
Common stocks	$70,710	—	—	70,710
Preferred stocks	13,447,098	—	—	13,447,098
Purchased options	4,083,901	3,439,701	—	7,523,602
Total long-term investments	$17,601,709	$17,166,195,179	$279,634,582	$17,463,431,470
Short-term investments†:
U.S. government agencies	—	$125,402,557	—	$125,402,557
Repurchase agreements	—	40,000,000	—	40,000,000
Money market funds	$407,579,706	—	—	407,579,706
Total short-term investments	$407,579,706	$165,402,557	—	$572,982,263
Total investments	$425,181,415	$17,331,597,736	$279,634,582	$18,036,413,733
Other financial instruments:
Futures contracts	$175,940,380	—	—	$175,940,380
Forward foreign currency contracts	—	$73,844,194	—	73,844,194
OTC credit default swaps on corporate issues — sell protection‡	—	576,122	—	576,122
OTC credit default swaps on credit indices — sell protection‡	—	255,710	—	255,710
OTC total return swaps‡	—	433,388	—	433,388
Centrally cleared interest rate swaps	—	2,494,457	—	2,494,457

66	Western Asset Core Plus Bond Fund 2016 Semi-Annual Report

ASSETS (cont’d)
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Centrally cleared credit default swaps on credit indices — sell protection	—	3,137,074	—	3,137,074
Total other financial instruments	$175,940,380	$80,740,945	—	$256,681,325
Total	$601,121,795	$17,412,338,681	$279,634,582	$18,293,095,058

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other financial instruments:
Securities sold short	—	$267,733,924	—	$267,733,924
Written options	$18,509,478	—	—	18,509,478
Futures contracts	117,641,586	—	—	117,641,586
Forward foreign currency contracts	—	33,754,986	—	33,754,986
OTC interest rate swaps‡	—	152,088	—	152,088
OTC credit default swaps on corporate issues — sell protection‡	—	902,679	—	902,679
OTC credit default swaps on corporate issues — buy protection‡	—	21,217	—	21,217
Centrally cleared interest rate swaps	—	164,271,096	—	164,271,096
Centrally cleared credit default swaps on credit indices — sell protection	—	386,422	—	386,422
OTC credit default swaps on sovereign issues — sell protection‡	—	1,095,291	—	1,095,291
Total	$136,151,064	$468,317,703	—	$604,468,767

†	See Schedule of Investments for additional detailed categorizations.

‡	Value includes any premium paid or received with respect to swap contracts.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Corporate Bonds & Notes
Investments in Securities	Consumer Staples	Financials	Industrials	Asset Backed Securities	Collateralized Mortgage Obligations	Mortgage - Backed Securities
Balance as of December 31, 2015	—	$87,788,611	—	$335,625,547	$33,929,651	$28,822,501
Accrued premiums/discounts	—	91,612	—	157,330	263,512	—
Realized gain (loss)[1]	—	(27,643)	—	67,759	—	—
Change in unrealized appreciation (depreciation)[2]	—	(8,937,935)	—	(3,246,734)	637,026	—

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Notes to financial statements (unaudited) (cont’d)

	Corporate Bonds & Notes
Investments in Securities (cont’d)	Consumer Staples	Financials	Industrials	Asset Backed Securities	Collateralized Mortgage Obligations		Mortgage - Backed Securities
Purchases	—	—	—		$6,840,225		—
Sales	—	$(436,485)	—	$(126,847,924)	—		$(28,822,501)
Transfers into Level 3[3]	$390,562	—	$4,230,619		—		—
Transfers out of Level 3[4]	—	—	—	(16,906,265)	(41,670,414)		—
Balance as of June 30, 2016	$390,562	$78,478,160	$4,230,619	$188,849,713	—		—
Net change in unrealized appreciation (depreciation) for investments in securities still held at June 30, 2016[2]	—	$(8,937,935)	—	$(2,654,156)	—		—

	Senior Loans
Investments in Securities	Consumer Staples	Healthcare	Industrials	Utilities	Common Stocks		Total
Balance as of December 31, 2015	—	—	$6,918,573	$2,648,578	$0	*	$495,733,461
Accrued premiums/discounts	—	—	(1,613)	(8,438)	—		502,403
Realized gain (loss)[1]	—	—	(690,261)	(926)	(9,587,225)		(10,238,296)
Change in unrealized appreciation (depreciation)[2]	—	—	940,625	(2,667)	9,649,957		(959,728)
Purchases	—	—	—	—	—		6,840,225
Sales	—	—	(5,088,053)	(89,686)	(62,732)		(161,347,381)
Transfers into Level 3[3]	$1,942,275	$3,196,392	—	—	—		9,759,848
Transfers out of Level 3[4]	—	—	(2,079,271)	—	—		(60,655,950)
Balance as of June 30, 2016	$1,942,275	$3,196,392	—	$2,546,861	—		$279,634,582
Net change in unrealized appreciation (depreciation) for investments in securities still held at June 30, 2016[2]	—	—	—	$(2,667)	—		$(11,594,758)

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period.

*	Amount represents less than $1.

[1]	This amount is included in net realized gain (loss) from investment transactions in the accompanying Statement of Operations.

[2]

This amount is included in the change in net unrealized appreciation (depreciation) in the accompanying Statement of Operations. Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

[3]	Transferred into Level 3 as a result of the unavailability of a quoted price in an active market for an identical investment or the unavailability of other significant observable inputs.

[4]	Transferred out of Level 3 as a result of the availability of a quoted price in an active market for an identical investment or the availability of other significant observable inputs.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its subadviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s

68	Western Asset Core Plus Bond Fund 2016 Semi-Annual Report

policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Securities traded on a to-be-announced basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information, such as the face amount, maturity date and underlying pool of investments in U.S. government agency mortgage pass-through securities, is not announced. Securities purchased on a TBA basis are not settled until they are delivered to the Fund. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities. At June 30, 2016, the Fund held collateral received from Bank of America Securities LLC and Morgan Stanley & Co. Inc. in the amounts of $822,465 and $1,573,211 for TBA securities.

(d) Mortgage dollar rolls. The Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date.

The Fund executes its mortgage dollar rolls entirely in the TBA market, whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date. The Fund accounts for mortgage dollar rolls as purchases and sales.

The risk of entering into mortgage dollar rolls is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the mortgage dollar roll may be restricted pending a determination by the counterparty, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(e) Inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value or interest rate is periodically adjusted according to the rate of inflation. As the index measuring inflation changes, the principal value or interest rate of inflation-indexed bonds will be adjusted accordingly. Inflation adjustments to the principal amount of

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Notes to financial statements (unaudited) (cont’d)

inflation-indexed bonds are reflected as an increase or decrease to investment income on the Statement of Operations. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

(f) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(g) Loan participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of off-set against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any off-set between the lender and the borrower.

(h) Unfunded loan commitments. The Fund may enter into certain credit agreements where all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. The commitments are disclosed in the accompanying Schedule of Investments. At June 30, 2016, the Fund had sufficient cash and/or securities to cover these commitments.

(i) Purchased options. When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market to reflect the current market value of the

70	Western Asset Core Plus Bond Fund 2016 Semi-Annual Report

option purchased. If the purchased option expires, the Fund realizes a loss equal to the amount of premium paid. When an instrument is purchased or sold through the exercise of an option, the related premium paid is added to the basis of the instrument acquired or deducted from the proceeds of the instrument sold. The risk associated with purchasing put and call options is limited to the premium paid.

(j) Written options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(k) Options on futures contracts. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in the underlying futures contract at the specified option exercise price at any time prior to the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account that represents the amount by which the market price of the futures contract exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. The potential for loss related to the purchase of an option on a futures contract is limited to the premium paid for the option plus transaction costs. Because the value of the option is fixed at the point of purchase, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option changes daily and that change would be reflected in the net asset value of the Fund. The potential for loss related to writing call options is unlimited. The potential for loss related to writing put options is limited only by the aggregate strike price of the put option less the premium received.

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Notes to financial statements (unaudited) (cont’d)

(i) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(m) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.

In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP becomes the ultimate counterparty of the swap agreement. The Fund is required to interface with the CCP through a broker, acting in an agency capacity. All payments are settled with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities.

Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.

72	Western Asset Core Plus Bond Fund 2016 Semi-Annual Report

OTC swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.

The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of June 30, 2016, the total notional value of all credit default swaps to sell protection was $954,570,590. This amount would be offset by the value of the swap’s reference entity, upfront premiums received on the swap and any amounts received from the settlement of a credit default swap where the Fund bought protection for the same referenced security/entity.

For average notional amounts of swaps held during the six months ended June 30, 2016, see Note 4.

Credit default swaps

The Fund enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as

Western Asset Core Plus Bond Fund 2016 Semi-Annual Report	73

Notes to financial statements (unaudited) (cont’d)

defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of credit default swap agreements on corporate or sovereign issues are disclosed in the Notes to Financial Statements and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.

The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the Fund’s maximum risk is the notional amount of the contract. Credit default swaps are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

Interest rate swaps

The Fund enters into interest rate swap contracts to manage its exposure to interest rate risk. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate, on a notional principal amount. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss in the Statement of Operations. When a swap contract is terminated early, the Fund records a realized gain or loss equal to the difference between the original cost and the settlement amount of the closing transaction.

The risks of interest rate swaps include changes in market conditions that will affect the value of the contract or changes in the present value of the future cash flow streams and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Total return swaps

The Fund enters into total return swaps for investment purposes. Total return swaps are agreements to exchange the return generated by one instrument for the return generated by

74	Western Asset Core Plus Bond Fund 2016 Semi-Annual Report

another instrument. For example, the agreement to pay a predetermined or fixed interest rate in exchange for a market-linked return based on a notional amount. To the extent the total return of a referenced index or instrument exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent it is less, the Fund will make a payment to the counterparty.

(n) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(o) Stripped securities. The Fund may invest in ‘‘Stripped Securities,’’ a term used collectively for components, or strips, of fixed income securities. Stripped Securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons, or interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. The market value of Stripped Securities will fluctuate in response to changes in economic conditions, rates of pre-payment, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation may increase with a longer period of maturity.

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.

Western Asset Core Plus Bond Fund 2016 Semi-Annual Report	75

Notes to financial statements (unaudited) (cont’d)

(p) Swaptions. The Fund purchases and writes swaption contracts to manage exposure to an underlying instrument. The Fund may also purchase or write swaptions to manage exposure to fluctuations in interest rates or to enhance yield. Swaption contracts written by the Fund represent an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date. Swaption contracts purchased by the Fund represent an option that gives the Fund the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date.

When the Fund writes a swaption, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the swaption written. If the swaption expires, the Fund realizes a gain equal to the amount of the premium received.

When the Fund purchases a swaption, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market daily to reflect the current market value of the swaption purchased. If the swaption expires, the Fund realizes a loss equal to the amount of the premium paid.

Swaptions are marked-to-market daily based upon quotations from market makers. Changes in the value of the swaption are reported as unrealized gains or losses in the Statement of Operations.

(q) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(r) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund.

Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be

76	Western Asset Core Plus Bond Fund 2016 Semi-Annual Report

doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(s) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

The Fund has entered into master agreements with certain of its derivative counterparties that provide for general obligations, representations, agreements, collateral, events of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

Absent an event of default by the counterparty or a termination of the agreement, the terms of the master agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

As of June 30, 2016, the Fund held written options, forward foreign currency contracts, OTC credit default swaps, OTC interest rate swaps and OTC total return swaps with credit related contingent features which had a liability position of $54,435,739. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties. As of June 30, 2016, the Fund had posted with its counterparties cash and/or securities as collateral to cover the net liability of these derivatives amounting to $36,697,035, which could be used to reduce the required payment.

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Notes to financial statements (unaudited) (cont’d)

(t) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(u) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record and are paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(v) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(w) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(x) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of December 31, 2015, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(y) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

78	Western Asset Core Plus Bond Fund 2016 Semi-Annual Report

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager. Western Asset Management Company (“Western Asset”), Western Asset Management Company Limited (“Western Asset Limited”), Western Asset Management Company Pte. Ltd. (“Western Singapore”) and Western Asset Management Company Ltd (“Western Japan”) are the Fund’s subadvisers. LMPFA, Western Asset, Western Asset Limited, Western Singapore and Western Japan are wholly owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

LMPFA provides the Fund with management and administrative services for which the Fund pays a fee calculated daily and paid monthly, at an annual rate of 0.450% of the Fund’s average daily net assets up to $500 million, 0.425% of the average daily net assets of the next $500 million and 0.400% of the Fund’s average daily net assets in excess of $1 billion. For their services, LMPFA pays Western Asset, Western Asset Limited, Western Singapore and Western Japan all of the management fee that it receives from the Fund.

As a result of an expense limitation arrangement between the Fund and LMPFA, effective May 1, 2016, the ratio of expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and deferred organizational expenses, to average net assets of Class A shares did not exceed 0.82%. This expense limitation arrangement cannot be terminated prior to December 31, 2017 without the Board of Trustees’ consent. Prior to May 1, 2016, the expense limitation was 0.90%.

LMPFA has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage commissions, taxes, extraordinary expenses and deferred organizational expenses) so that total annual operating expenses are not expected to exceed: 1.65%, 1.51%, 0.85%, 1.15%, 0.45% and 0.45% for Class C, Class C1, Class FI, Class R, Class I and Class IS shares, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I shares. These arrangements cannot be terminated prior to December 31, 2017 without the Board of Directors’ consent.

During the six months ended June 30, 2016, fees waived and/or expenses reimbursed amounted to $3,248,229.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which LMPFA earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Western Asset Core Plus Bond Fund 2016 Semi-Annual Report	79

Notes to financial statements (unaudited) (cont’d)

Pursuant to these arrangements, at June 30, 2016, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by LMPFA and respective dates of expiration as follows:

	Class C	Class FI	Class I
Expires December 31, 2016	$2	$153,572	$331,456
Expires December 31, 2017	—	—	5,842,508
Expires December 31, 2018	—	—	3,248,229
Total fee waivers/expense reimbursements subject to recapture	$2	$153,372	$9,422,193

For the six months ended June 30, 2016, LMPFA did not recapture any fees.

Legg Mason Investor Services, LLC (‘‘LMIS’’), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 4.25% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C and Class C1 shares (formerly Class C shares), which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended June 30, 2016, LMIS and its affiliates retained sales charges of $65,167 on sales of the Fund’s Class A shares. In addition, for the six months ended June 30, 2016, CDSCs paid to LMIS and its affiliates were:

	Class A	Class C
CDSCs	$25,479	$14,967

All officers of the Corporation are employees of Legg Mason or its affiliates and do not receive compensation from the Corporation.

3. Investments

During the six months ended June 30, 2016, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$1,395,085,758	$16,787,039,302
Sales	1,343,714,209	15,443,009,733

At June 30, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$824,005,374
Gross unrealized depreciation	(391,558,648)
Net unrealized appreciation	$432,446,726

80	Western Asset Core Plus Bond Fund 2016 Semi-Annual Report

At June 30, 2016, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day Eurodollar	694	9/16	$172,077,981	$172,380,925	$302,944
90-Day Eurodollar	4,122	3/17	1,018,089,209	1,023,338,025	5,248,816
90-Day Eurodollar	1,387	6/17	342,289,883	344,218,725	1,928,842
90-Day Eurodollar	1,082	12/18	267,162,842	267,740,900	578,058
Australian Dollar	808	9/16	59,930,946	59,985,920	54,974
Canadian Dollar	4,481	9/16	351,100,913	345,574,720	(5,526,193)
Euro BTP	234	9/16	36,601,243	37,033,173	431,930
Euro-Bobl	688	9/16	101,066,797	102,004,652	937,855
U.S. Treasury 2-Year Notes	6,239	9/16	1,359,115,375	1,368,388,178	9,272,803
U.S. Treasury 5-Year Notes	65,675	9/16	7,884,785,333	8,023,124,838	138,339,505
U.S. Treasury Ultra Long-Term Bonds	525	9/16	91,940,056	97,846,875	5,906,819
					157,476,353
Contracts to Sell:
90-Day Eurodollar	26,799	12/16	6,636,753,741	6,654,526,688	(17,772,947)
90-Day Eurodollar	323	3/18	80,038,350	80,051,513	(13,163)
British Pound	693	9/16	59,226,604	57,380,400	1,846,204
Euro	2,691	9/16	384,720,161	373,628,531	11,091,630
Euro-Buxl	59	9/16	11,678,056	12,843,623	(1,165,567)
Euro-Bund	2,321	9/16	421,460,609	430,455,885	(8,995,276)
Japanese 10-Year Bonds	381	9/16	560,548,348	564,203,941	(3,655,593)
Japanese Yen	7,457	9/16	874,448,834	904,813,738	(30,364,904)
U.S. Treasury 10-Year Notes	16,152	9/16	2,125,859,365	2,147,963,625	(22,104,260)
U.S. Treasury Long-Term Bonds	5,816	9/16	974,307,567	1,002,351,250	(28,043,683)
					(99,177,559)
Net unrealized appreciation on open futures contracts					$58,298,794

During the six months ended June 30, 2016, written option transactions for the Fund were as follows:

	Number of Contracts/ Notional Amount	Premiums
Written options, outstanding as of December 31, 2015	78,030,644	$17,687,251
Options written	376,379,427	107,384,512
Options closed	(81,892)	(49,230,261)
Options exercised	(220)	(30,254)
Options expired	(454,296,914)	(57,629,244)
Written options, outstanding as of June 30, 2016	31,045	$18,182,004

Western Asset Core Plus Bond Fund 2016 Semi-Annual Report	81

Notes to financial statements (unaudited) (cont’d)

At June 30, 2016, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	283,673,128	USD	314,841,713	Barclays Bank PLC	7/1/16	$(35,511)
USD	321,969,000	EUR	283,673,128	Barclays Bank PLC	7/1/16	7,162,798
BRL	155,250,000	USD	45,445,232	Bank of America N.A.	7/14/16	2,752,838
INR	10,692,010,000	USD	159,190,203	Bank of America N.A.	7/14/16	(1,026,812)
JPY	36,406,059,000	USD	330,239,148	Bank of America N.A.	7/14/16	22,404,074
JPY	8,717,090,000	USD	79,705,667	Bank of America N.A.	7/14/16	4,731,451
JPY	300,000,000	USD	2,859,567	Bank of America N.A.	7/14/16	46,350
MXN	112,863,663	USD	6,407,975	Bank of America N.A.	7/14/16	(239,853)
USD	42,026,954	CNY	272,860,000	Bank of America N.A.	7/14/16	970,000
USD	5,151,216	EUR	4,515,719	Bank of America N.A.	7/14/16	138,348
USD	81,988,412	JPY	8,717,090,000	Bank of America N.A.	7/14/16	(2,448,706)
USD	560,156	JPY	60,000,000	Bank of America N.A.	7/14/16	(21,028)
USD	1,881,199	JPY	200,000,000	Bank of America N.A.	7/14/16	(56,079)
USD	1,512,349	JPY	160,000,000	Bank of America N.A.	7/14/16	(37,473)
USD	2,554,786	JPY	266,000,000	Bank of America N.A.	7/14/16	(21,793)
USD	383,072	JPY	40,000,000	Bank of America N.A.	7/14/16	(4,383)
USD	981,084	JPY	100,000,000	Bank of America N.A.	7/14/16	12,445
USD	4,890,071	JPY	500,000,000	Bank of America N.A.	7/14/16	46,877
USD	1,511,660	JPY	155,000,000	Bank of America N.A.	7/14/16	10,270
USD	4,865,522	JPY	500,000,000	Bank of America N.A.	7/14/16	22,328
USD	411,571	MXN	7,263,000	Bank of America N.A.	7/14/16	14,640
BRL	120,437,000	USD	33,034,324	Barclays Bank PLC	7/14/16	4,355,892
EUR	112,543,067	USD	128,189,367	Barclays Bank PLC	7/14/16	(3,256,087)
GBP	29,421,000	USD	41,995,447	Barclays Bank PLC	7/14/16	(2,826,795)
GBP	21,247,000	USD	28,682,388	Barclays Bank PLC	7/14/16	(395,914)
MXN	1,656,445,000	USD	89,257,733	Barclays Bank PLC	7/14/16	1,268,797
USD	83,115,822	BRL	307,354,000	Barclays Bank PLC	7/14/16	(12,303,628)
USD	242,350,282	CNY	1,576,125,056	Barclays Bank PLC	7/14/16	5,192,421
USD	314,973,621	EUR	283,673,128	Barclays Bank PLC	7/14/16	70,044
USD	81,444,688	PLN	305,960,000	Barclays Bank PLC	7/14/16	3,911,069
USD	161,654,473	SGD	219,670,000	Barclays Bank PLC	7/14/16	(1,406,373)
CNY	2,569,000	USD	393,355	Citibank N.A.	7/14/16	(6,800)
CNY	2,170,000	USD	332,084	Citibank N.A.	7/14/16	(5,566)
EUR	251,502,662	USD	287,348,079	Citibank N.A.	7/14/16	(8,156,713)
SGD	796,000	USD	588,235	Citibank N.A.	7/14/16	2,635
USD	62,345,676	CAD	78,205,855	Citibank N.A.	7/14/16	1,810,143
USD	103,158,807	CNY	672,647,000	Citibank N.A.	7/14/16	1,946,328
USD	430,805	CNY	2,811,000	Citibank N.A.	7/14/16	7,836
USD	4,438,092	EUR	4,000,000	Citibank N.A.	7/14/16	(2,280)
USD	22,324,922	CNY	146,659,113	Bank of America N.A.	8/12/16	278,892
USD	87,168,600	GBP	60,000,000	Bank of America N.A.	8/12/16	7,267,045

82	Western Asset Core Plus Bond Fund 2016 Semi-Annual Report

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	2,700,000	USD	3,009,096	Citibank N.A.	8/12/16	$(8,661)
USD	145,951,237	EUR	127,296,007	Citibank N.A.	8/12/16	4,490,736
USD	1,109,084	EUR	971,000	Citibank N.A.	8/12/16	30,039
USD	1,027,429	EUR	900,000	Citibank N.A.	8/12/16	27,284
USD	801,009	EUR	700,000	Citibank N.A.	8/12/16	23,119
USD	1,139,287	EUR	1,000,000	Citibank N.A.	8/12/16	28,015
USD	1,132,588	EUR	1,000,000	Citibank N.A.	8/12/16	21,316
USD	1,349,969	EUR	1,200,000	Citibank N.A.	8/12/16	16,442
USD	1,840,753	EUR	1,661,000	Citibank N.A.	8/12/16	(5,070)
USD	943,168	JPY	100,000,000	Citibank N.A.	8/12/16	(26,337)
USD	38,899,609	EUR	33,750,000	Goldman Sachs Group Inc.	8/12/16	1,394,176
USD	54,647,944	EUR	47,642,164	UBS AG	8/12/16	1,704,537
USD	85,921,260	MXN	1,553,117,000	Barclays Bank PLC	8/15/16	1,301,178
USD	28,655,000	MXN	518,942,050	Bank of America N.A.	8/16/16	383,831
MXN	518,942,050	USD	28,653,260	Barclays Bank PLC	8/16/16	(382,090)
USD	23,897,546	MXN	449,477,000	Citibank N.A.	9/8/16	(531,685)
USD	23,897,546	MXN	449,802,006	Citibank N.A.	9/8/16	(549,349)
Total						$40,089,208

Abbreviations used in this table:
BRL	— Brazilian Real
CAD	— Canadian Dollar
CNY	— Chinese Yuan Renminbi
EUR	— Euro
GBP	— British Pound
INR	— Indian Rupee
JPY	— Japanese Yen
MXN	— Mexican Peso
PLN	— Polish Zloty
SGD	— Singapore Dollar
USD	— United States Dollar

At June 30, 2016, the Fund had the following open swap contracts:

OTC INTEREST RATE SWAPS
Swap Counterparty	Notional Amount	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Upfront Premiums Paid (Received)	Unrealized Depreciation
Credit Suisse	$4,880,000	3/1/17	5.335% semi-annually	3-Month LIBOR quarterly	—	$(152,088)

Western Asset Core Plus Bond Fund 2016 Semi-Annual Report	83

Notes to financial statements (unaudited) (cont’d)

CENTRALLY CLEARED INTEREST RATE SWAPS
Central Counterparty	Notional Amount*		Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Chicago Mercantile Exchange	$275,310,000		6/13/21	3-Month LIBOR quarterly	1.185% semi-annually	—	$2,494,457
Chicago Mercantile Exchange	565,600,000		8/31/22	1.897% semi-annually	3-Month LIBOR quarterly	—	(26,920,801)
Chicago Mercantile Exchange	1,187,672,000		11/30/22	1.900% semi-annually	3-Month LIBOR quarterly	—	(57,005,239)
Chicago Mercantile Exchange	124,700,000		10/7/23	4.860% semi-annually	3-Month LIBOR quarterly	$(5,455,481)	(26,824,400)
Chicago Mercantile Exchange	274,580,000		6/13/26	1.573% semi-annually	3-Month LIBOR quarterly	38,717	(4,644,099)
Chicago Mercantile Exchange	172,392,000		2/15/41	2.720% semi-annually	3-Month LIBOR quarterly	(280,642)	(31,554,578)
Chicago Mercantile Exchange	12,221,800,000	JPY	5/9/46	0.641% semi-annually	JPY-LIBOR-BBA semi-annually	—	(17,321,979)
Total						$(5,697,406)	$(161,776,639)

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — SELL PROTECTION[1]
Swap Counterparty (Reference Entity)	Notional Amount[2]	Termination Date	Implied Credit Spread at June 30, 2016[3]	Periodic Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Barclays Capital Inc. (Metlife Inc., 4.750% due 2/8/21)	$9,680,000	6/20/21	1.31%	1.000% quarterly	$(144,717)	$83,377	$(228,094)
Deutsche Bank AG (Berkshire Hathaway Inc., 1.900%, due 1/31/17)	21,430,000	3/20/24	1.36%	1.000% quarterly	(541,094)	(364,546)	(176,548)
Deutsche Bank AG (Ford Motor Credit Co., 5.000%, due 5/15/18)	4,450,000	9/20/17	0.43%	3.650% quarterly	175,735	—	175,735
Deutsche Bank AG (Ford Motor Credit Co., 5.000%, due 5/15/18)	3,500,000	9/20/17	0.43%	3.650% quarterly	138,218	—	138,218
Deutsche Bank AG (Metlife Inc., 4.750% due 2/8/21)	11,440,000	9/20/21	1.38%	1.000% quarterly	(216,868)	97,956	(314,824)
Goldman Sachs Group Inc. (Ford Motor Credit Co., 5.000%, due 5/15/18)	6,400,000	9/20/17	0.43%	3.770% quarterly	262,169	—	262,169
Total	$56,900,000				$(326,557)	$(183,213)	$(143,344)

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — BUY PROTECTION[4]
Swap Counterparty (Reference Entity)	Notional Amount[2]	Termination Date	Implied Credit Spread at June 30, 2016[3]	Periodic Payments Made by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
Credit Suisse (Southwest Airlines Co., 5.125%, due 3/1/17)	$4,880,000	3/20/17	0.09%	0.690% quarterly	$(21,217)	—	$(21,217)

84	Western Asset Core Plus Bond Fund 2016 Semi-Annual Report

OTC CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Swap Counterparty (Reference Entity)	Notional Amount[2]	Termination Date	Periodic Payments Received by the Fund†	Market Value[5]	Upfront Premiums Paid (Received)	Unrealized Appreciation
Morgan Stanley & Co. Inc. (PrimeX.ARM.1)	$1,171,195	6/25/36	4.420% monthly	$127,855	$24,606	$103,249
Morgan Stanley & Co. Inc. (PrimeX.ARM.1)	1,171,195	6/25/36	4.420% monthly	127,855	20,132	107,723
Total	$2,342,390			$255,710	$44,738	$210,972

OTC CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES — SELL PROTECTION[1]
Swap Counterparty (Reference Entity)	Notional Amount[2]	Termination Date	Implied Credit Spread at June 30, 2016[3]	Periodic Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
Deutsche Bank AG (Federative Republic of Brazil, 4.250%, due 1/7/25)	$14,097,000	12/20/20	2.85%	1.000% quarterly	$(1,095,291)	$(2,021,858)	$926,567

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Central Counterparty (Reference Entity)	Notional Amount[2]	Termination Date	Periodic Payments Received by the Fund†	Market Value[5]	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Chicago Mercantile Exchange (Markit CDX.NA.HY.25 Index)	$14,632,200	12/20/20	5.000% quarterly	$580,074	$(140,225)	$720,299
Chicago Mercantile Exchange (Markit CDX.NA.HY.26 Index)	112,842,000	6/20/21	5.000% quarterly	3,632,102	2,841,541	790,561
Chicago Mercantile Exchange (Markit CDX.NA.IG.23 Index)	193,240,000	12/20/19	1.000% quarterly	1,613,602	2,000,024	(386,422)
Chicago Mercantile Exchange (Markit CDX.NA.IG.24 Index)	349,557,000	6/20/20	1.000% quarterly	3,117,954	2,660,297	457,657
Chicago Mercantile Exchange (Markit CDX.NA.IG.25 Index)	210,960,000	12/20/20	1.000% quarterly	1,663,867	495,310	1,168,557
Total	$881,231,200			$10,607,599	$7,856,947	$2,750,652

OTC TOTAL RETURN SWAPS
Swap Counterparty	Notional Amount*		Termination Date	Periodic Payments Made by the Fund†	Periodic Payments Received by the Fund‡	Upfront Premiums Paid (Received)	Unrealized Appreciation
Credit Suisse	22,322,291	EUR	5/29/20	3-month EURIBOR-Reuters quarterly	Magnolia Finance X Ltd.,16-1HAA A due 05/29/20 quarterly	—	$433,388	**

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Western Asset Core Plus Bond Fund 2016 Semi-Annual Report	85

Notes to financial statements (unaudited) (cont’d)

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

[4]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

[5]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed /sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

‡	Periodic payments made/received by the Fund are based on the total return of the referenced entity.

*	Notional amount denominated in U.S. dollars, unless otherwise noted.

**	Security is valued in good faith in accordance with procedures approved by the Board of Directors (See Note 1).

Abbreviation used in this table :
EUR	— Euro
JPY	— Japanese Yen

At June 30, 2016, the Fund held collateral from Goldman Sachs Group Inc. and Morgan Stanley & Co. Inc. in the amounts of $508,014 and $306,422. These amounts could be used to reduce the Fund’s exposure to the counterparty in the event of default.

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at June 30, 2016.

ASSET DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Purchased options[2]	$3,434,813	$4,088,789	—	$7,523,602
Futures contracts[3]	162,947,572	12,992,808	—	175,940,380
OTC swap contracts[4]	—	—	$1,265,220	1,265,220
Centrally cleared swap contracts[5]	2,494,457	—	3,137,074	5,631,531
Forward foreign currency contracts	—	73,844,194	—	73,844,194
Total	$168,876,842	$90,925,791	$4,402,294	$264,204,927

86	Western Asset Core Plus Bond Fund 2016 Semi-Annual Report

LIABILITY DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Written options	$16,999,659	$1,509,819	—	$18,509,478
Futures contracts[3]	81,750,489	35,891,097	—	117,641,586
OTC swap contracts[4]	152,088	—	$2,019,187	2,171,275
Centrally cleared swap contracts[5]	164,271,096	—	386,422	164,657,518
Forward foreign currency contracts	—	33,754,986	—	33,754,986
Total	$263,173,332	$71,155,902	$2,405,609	$336,734,843

[1]

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

[2]	Market value of purchased options is reported in Investments at value in the Statement of Assets and Liabilities.

[3]

Includes cumulative appreciation (depreciation) of futures contracts as reported in the footnotes. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

[4]	Values include premiums paid (received) on swap contracts which are shown separately in the Statement of Assets and Liabilities.

[5]

Includes cumulative appreciation (depreciation) of centrally cleared swap contracts as reported in the footnotes. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended June 30, 2016. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Purchased options[1]	$(29,237,181)	$(17,518,912)	$(1,129,613)	$(47,885,706)
Written options	71,966,480	18,757,164	—	90,723,644
Futures contracts	(27,486,605)	(87,328,278)	—	(114,814,883)
Swap contracts	(21,512,640)	—	(13,004,731)	(34,517,371)
Forward foreign currency contracts[2]	—	33,201,210	—	33,201,210
Total	$(6,269,946)	$(52,888,816)	$(14,134,344)	$(73,293,106)

[1]	Net realized gain (loss) from purchased options is reported in net realized gain (loss) from investment transactions in the Statement of Operations.

[2]	Net realized gain (loss) from forward foreign currency contracts is reported in net realized gain (loss) from foreign currency transactions in the Statement of Operations.

Western Asset Core Plus Bond Fund 2016 Semi-Annual Report	87

Notes to financial statements (unaudited) (cont’d)

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Purchased options[1]	$(4,754,212)	$(8,278,743)	$689,004	$(12,343,951)
Written options	(5,416,542)	244,049	—	(5,172,493)
Futures contracts	71,783,972	(14,072,821)	—	57,711,151
Swap contracts	(145,181,211)	—	5,301,703	(139,879,508)
Forward foreign currency contracts[2]	—	11,555,067	—	11,555,067
Total	$(83,567,993)	$(10,552,448)	$5,990,707	$(88,129,734)

[1]	The change in unrealized appreciation (depreciation) from purchased options is reported in the change in net unrealized appreciation (depreciation) from investments in the Statement of Operations.

[2]

The change in unrealized appreciation (depreciation) from forward foreign currency contracts is reported in the change in net unrealized appreciation (depreciation) from foreign currencies in the Statement of Operations.

During the six months ended June 30, 2016, the volume of derivative activity for the Fund was as follows:

Average Market Value
Purchased options	$12,740,808
Written options	17,927,451
Futures contracts (to buy)	9,522,883,507
Futures contracts (to sell)	12,640,114,365
Forward foreign currency contracts (to buy)	977,592,938
Forward foreign currency contracts (to sell)	1,364,392,808

Average Notional Balance
Interest rate swap contracts	$15,933,119,728
Credit default swap contracts (to buy protection)	180,112,857
Credit default swap contracts (to sell protection)	1,024,879,294
Total return swap contracts	18,278,998

The following table presents by financial instrument, the Fund’s derivative assets net of the related collateral received by the Fund at June 30, 2016:

	Gross Amount of Derivative Assets in the Statement of Assets and Liabilities[1]	Collateral Received[2,3]	Net Amount
Purchased options[4]	$7,523,602	—	$7,523,602
Futures contracts[5]	6,378,213	—	6,378,213
Centrally cleared swap contracts[5]	7,913,980	—	7,913,980
OTC swap contracts	1,265,220	$(814,436)	450,784
Forward foreign currency contracts	73,844,194	—	73,844,194
Total	$96,925,209	$(814,436)	$96,110,773

88	Western Asset Core Plus Bond Fund 2016 Semi-Annual Report

The following table presents by financial instrument, the Fund’s derivative liabilities net of the related collateral pledged by the Fund at June 30, 2016:

	Gross Amount of Derivative Liabilities in the Statement of Assets and Liabilities[1]	Collateral Pledged[2,3]	Net Amount
Written options	$18,509,478	$(18,509,478)	—
OTC swap contracts	2,171,275	(2,171,275)	—
Forward foreign currency contracts	33,754,986	—	$33,754,986
Total	$54,435,739	$(20,680,753)	$33,754,986

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

[2]	Gross amounts are not offset in the Statement of Assets and Liabilities.

[3]	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.

[4]	Market value of purchased options is shown in Investments at value in the Statement of Assets and Liabilities.

[5]	Amount represents the current day’s variation margin as reported in the Statement of Assets and Liabilities. It differs from the cumulative appreciation (depreciation) presented in the previous table.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C, Class C1, Class FI and Class R shares calculated at the annual rate of 0.25%, 1.00%, 0.70%, 0.25% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended June 30, 2016, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$752,977	$342,106
Class C	703,202	56,650
Class C1	96,119	12,333
Class FI	1,905,047	1,208,768
Class R	172,314	53,921
Class I	—	4,588,725
Class IS	—	10,198
Total	$3,629,659	$6,272,701

For the six months ended June 30, 2016, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	—
Class C	—
Class C1	—
Class FI	—

Western Asset Core Plus Bond Fund 2016 Semi-Annual Report	89

Notes to financial statements (unaudited) (cont’d)

Waivers/Expense Reimbursements
Class R	—
Class I	$3,248,229
Class IS	—
Total	$3,248,229

6. Distributions to shareholders by class

	Six Months Ended June 30, 2016	Year Ended December 31, 2015
Net Investment Income:
Class A	$9,209,282	$10,855,042
Class C	1,637,900	1,857,346
Class C1	361,331	714,539
Class FI	22,936,383	46,721,864
Class R	953,902	784,414
Class I	173,516,196	279,855,789
Class IS	58,724,964	110,050,490
Total	$267,339,958	$450,839,484

7. Capital shares

At June 30, 2016, the Corporation had 42.7 billion shares of capital stock authorized with a par value of $0.001 per share. Transactions in shares of each class were as follows:

	Six Months Ended June 30, 2016		Year Ended December 31, 2015
	Shares	Amount	Shares	Amount
Class A
Shares sold	23,333,056	$269,411,373	26,921,404	$313,026,206
Shares issued on reinvestment	598,599	6,956,981	768,269	8,910,806
Shares repurchased	(8,086,289)	(93,527,646)	(8,442,667)	(97,836,591)
Net increase	15,845,366	$182,840,708	19,247,006	$224,100,421

Class C
Shares sold	4,597,919	$53,238,138	6,875,168	$80,080,006
Shares issued on reinvestment	90,443	1,052,826	109,074	1,266,219
Shares repurchased	(1,090,081)	(12,606,692)	(1,020,591)	(11,835,345)
Net increase	3,598,281	$41,684,272	5,963,651	$69,510,880

Class C1
Shares sold	49,289	$571,939	134,888	$1,588,071
Shares issued on reinvestment	29,344	340,962	58,113	675,212
Shares repurchased	(159,866)	(1,854,956)	(417,897)	(4,850,270)
Net decrease	(81,233)	$(942,055)	(224,896)	$(2,586,987)

90	Western Asset Core Plus Bond Fund 2016 Semi-Annual Report

	Six Months Ended June 30, 2016		Year Ended December 31, 2015
	Shares	Amount	Shares	Amount
Class FI
Shares sold	11,697,145	$135,357,401	31,738,793	$370,528,077
Shares issued on reinvestment	1,966,826	22,874,049	4,003,306	46,587,666
Shares repurchased	(17,656,797)	(204,214,720)	(60,079,401)	(697,501,030)
Net decrease	(3,992,826)	$(45,983,270)	(24,337,302)	$(280,385,287)

Class R
Shares sold	3,633,328	$41,981,906	4,352,141	$50,462,558
Shares issued on reinvestment	71,246	828,197	61,033	706,051
Shares repurchased	(679,786)	(7,818,742)	(685,569)	(7,921,686)
Net increase	3,024,788	$34,991,361	3,727,605	$43,246,923

Class I
Shares sold	207,033,985	$2,398,826,338	339,913,333	$3,963,900,453
Shares issued on reinvestment	12,261,692	142,605,818	20,280,011	235,608,331
Shares repurchased	(105,080,111)	(1,215,283,710)	(160,308,803)	(1,861,795,618)
Net increase	114,215,566	$1,326,148,446	199,884,541	$2,337,713,166

Class IS
Shares sold	38,146,043	$441,316,048	79,741,745	$929,602,409
Shares issued on reinvestment	4,389,951	51,027,854	7,894,041	91,704,314
Shares repurchased	(29,428,290)	(341,105,018)	(68,570,740)	(793,990,204)
Net increase	13,107,704	$151,238,884	19,065,046	$227,316,519

8. Redemption facility

Effective November 24, 2015, the Fund and certain other participating funds within the Corporation (the “Participating Funds”), have available an unsecured revolving credit facility (the “Redemption Facility”) from the lenders and The Bank of New York Mellon (“BNY Mellon”), as administrative agent for the lenders. The Redemption Facility is to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of shares. Under the agreement, BNY Mellon provides a 364-day revolving credit facility, in the aggregate amount of $265 million. Unless renewed, the agreement will terminate on November 22, 2016. Any borrowings under the Redemption Facility will bear interest at current market rates as set forth in the credit agreement. The annual commitment fee to maintain the Redemption Facility is 0.10% and is incurred on the unused portion of the facility and is allocated to all Participating Funds pro rata based on net assets. For the six months ended June 30, 2016, the Fund incurred a commitment fee in the amount of $87,916. The Fund did not utilize the Redemption Facility during the six months ended June 30, 2016.

Western Asset Core Plus Bond Fund 2016 Semi-Annual Report	91

Notes to financial statements (unaudited) (cont’d)

9. Capital loss carryforward

As of December 31, 2015, the Fund had the following net capital loss carryforward remaining:

Year of Expiration	Amount
12/31/2017	$(70,427,717)

This amount will be available to offset any future taxable capital gains, except that under applicable tax rules, deferred capital losses, if any, which have no expiration date, must be used first to offset any such gains.

92	Western Asset Core Plus Bond Fund 2016 Semi-Annual Report

Western Asset

Core Plus Bond Fund

Directors

Robert Abeles, Jr.

Anita L. DeFrantz

Ronald L. Olson

Avedick B. Poladian

William E. B. Siart, Chairman

Jaynie M. Studenmund

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadvisers

Western Asset Management Company

Western Asset Management Company Limited

Western Asset Management Company Ltd.

Western Asset Management Company Pte. Ltd.

Transfer agent

BNYMellon Investment

Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Custodian

State Street Bank and Trust Company

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Western Asset Core Plus Bond Fund

The Fund is a separate investment series of Western Asset Funds, Inc.

Western Asset Core Plus Bond Fund

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.leggmason.com/mutualfunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Core Plus Bond Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2016 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

NOT PART OF THE SEMI-ANNUAL REPORT

Western Asset Management Company

Legg Mason, Inc. Subsidiaries

www.leggmason.com

© 2016 Legg Mason Investor Services, LLC Member FINRA, SIPC

WASX012826 8/16 SR16-2858

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Western Asset Funds, Inc.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 22, 2016

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	August 22, 2016